[FRONT COVER]

                          VANGUARD(R)BOND INDEX FUNDS

ANNUAL REPORT

DECEMBER 31, 2002

                                           VANGUARD TOTAL BOND MARKET INDEX FUND
                                             VANGUARD SHORT-TERM BOND INDEX FUND
                                      VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
                                              VANGUARD LONG-TERM BOND INDEX FUND

                                                           THE VANGUARD GROUP(R)

EARNING YOUR TRUST EVERY DAY
The latter part of 2001 and the first half of 2002 brought news of too many corporate scandals, with tales of greed and deception tarnishing Enron, Arthur Andersen, and WorldCom, among others.

     Given the questionable business dealings at some high-profile companies, investors can hardly be blamed for wondering whom they can trust.

     Vanguard is a name that should stand out. Why?

     Our unique corporate structure--The Vanguard Group is owned by each of its independently operated mutual funds and is charged with solely serving the funds' shareholders--ensures that our interests are aligned with yours. We have no other constituency to serve.

     We are client-focused because, quite frankly, it makes good business sense. Your trust is our most valuable asset, and every one of our crew members understands that his or her actions must meet the highest standards of ethical behavior and fiduciary responsibility.

     When you assess the combination of our organizational structure, the independent nature of each of our funds, our long track record of conducting business with integrity, and our total commitment to ethical behavior, we hope you will feel completely secure in entrusting your assets to us. There is no better place for them.


--JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
                                                       [PHOTO OF JOHN J BRENNAN]

================================================================================
SUMMARY
* The Vanguard Bond Index Funds earned solid absolute total returns during 2002, outpacing their average peer mutual funds but falling well short of their target indexes.

* Interest rates declined during the year and the yields of the funds followed along. The yield of the Total Bond Market Index Fund's Investor Shares fell to 4.16% from 5.63% a year earlier.

*    While bonds provided strong returns, stocks suffered deep losses.
--------------------------------------------------------------------------------
CONTENTS

 1  Letter from the Chairman

 8  Fund Profiles

12  Glossary of Investment Terms

13  Performance Summaries

17  Results of Proxy Voting

18  Financial Statements

83  Advantages of Vanguard.com
================================================================================

LETTER FROM THE CHAIRMAN
Fellow Shareholder,
Investment-grade bonds provided excellent total returns during 2002, as prices rose in response to falling interest rates and a terrible stock market. As the table below shows, the four Vanguard(R) Bond Index Funds outperformed their average mutual fund peers--in two cases by wide margins--but failed to keep pace with the unmanaged indexes that they aim to track.

     Our tracking of the indexes was disappointing to us. But we're encouraged that the difficulties encountered by our funds, which we described to you in our semiannual report, appear to be behind us. This is in part because market conditions have improved and in part because of steps we've taken to ensure tighter track-ing of our benchmarks in a changed environment. In short, our relative performance has been quite good since August.

     Later in this letter, I'll recap our performance, and I'll outline some of the positive developments that have taken place since I wrote to you six months ago.

     In tandem with falling interest rates, the yields of our funds tumbled during 2002, dropping 171 basis points (about 1.7 percentage points) in the case of Vanguard(R) Short-Term Bond Index Fund's Investor Shares. The table on page 3 presents yields for each fund.

     Detailed   figures  for  each  fund,   including   net  asset   values  and
distributions are presented in the table that follows this letter.

================================================================================
2002 TOTAL RETURNS                                                    YEAR ENDED
                                                                     DECEMBER 31
--------------------------------------------------------------------------------
VANGUARD TOTAL BOND MARKET INDEX FUND
  Investor Shares                                                           8.3%
  Admiral Shares                                                            8.3
  Institutional Shares                                                      8.4
Average Intermediate Investment Grade Fund*                                 8.1
Lehman Aggregate Bond Index                                                10.3
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM BOND INDEX FUND
  Investor Shares                                                           6.1%
  Admiral Shares                                                            6.2
Average 1-5 Year Investment Grade Fund*                                     5.6
Lehman 1-5 Year Government/Credit Index                                     8.1
--------------------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
  Investor Shares                                                          10.9%
  Admiral Shares                                                           10.9
Average Intermediate Investment Grade Fund*                                 8.1
Lehman 5-10 Year Government/Credit Index                                   13.0
--------------------------------------------------------------------------------
VANGUARD LONG-TERM BOND INDEX FUND                                         14.4%
Average Corporate A-Rated Fund*                                             8.4
Lehman Long Government/Credit Index                                        14.8
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
================================================================================

BONDS SHONE AS THE ECONOMY GREW AND STOCKS PLUNGED
     Prices of investment-grade bonds rose during 2002, as many investors sought shelter from the stock market's volatility. But parts of the bond market, too, were shaken by the year's events. As revelations of fraudulent accounting practices mounted--helping to push a handful of well-known companies into bankruptcy--investors seemed to lose some confidence in the financial markets generally. Economic uncertainty, the threat of terrorism, and the prospect of war with Iraq also weighed on the nation.

================================================================================
MARKET BAROMETER                                    AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2002
                                               ---------------------------------
                                                 ONE         THREE          FIVE
                                                YEAR         YEARS         YEARS
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                    10.3%         10.1%          7.5%
 (Broad taxable market)
Lehman Municipal Bond Index                     9.6           8.8           6.1
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                      1.7           3.9           4.3
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)               -21.7%        -14.2%         -0.6%
Russell 2000 Index (Small-caps)               -20.5          -7.5          -1.4
Wilshire 5000 Index (Entire market)           -20.9         -14.4          -0.9
MSCI All Country World Index Free
  ex USA (International)                      -14.7         -16.4          -2.7
--------------------------------------------------------------------------------
CPI
Consumer Price Index                            2.4%          2.4%          2.3%
================================================================================

     Although the recession of 2001 gave way to halting economic growth, the stock market seemed largely oblivious for much of 2002. Despite a strong fourth-quarter rally, the Wilshire 5000 Total Market Index skidded -20.9% for the 12 months. Share prices declined -22.0%--their worst calendar-year performance since 1974--while stock dividends provided an income return of just 1.1%. It was the third consecutive down year for stocks, and the longest bear market since 1939-1941. No size or style of stock was spared.

     The Federal Reserve Board responded to the mixed economic signals by holding its target for interest rates steady for most of the year, and then by making a sizable cut of 50 basis points in November. At the end of 2002, the federal funds rate stood at 1.25%, its lowest level in four decades. The yield of the 3-month U.S. Treasury bill fell 53 basis points to 1.19% as of December 31, while the yield of the 10-year Treasury note declined 124 basis points to 3.81%. The decline in interest rates led to a mortgage refinancing boom that supported consumer spending.

     The rise in bond prices, which move in the opposite direction from interest rates, sup-plemented the income from bonds, resulting in terrific returns. The Lehman Brothers Aggregate Bond Index, which tracks the market for U.S. taxable investment-grade bonds, returned 10.3% for the year. However, not all types of bonds went

================================================================================
ADMIRAL(TM) SHARES
A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES
This class of shares also carries low expenses and is available for a minimum investment of $10 million.
================================================================================
2
along for the ride. In fact, high-yielding bonds--those issued by less-creditworthy companies--returned -1.4% for the 12 months.

     Mortgage-backed securities performed well; the Lehman GNMA Index returned 8.7%. Between corporate bonds and Treasury securities, there was no clear winner. Government bonds did better than corporates in the long-term segment of the market, and short-term corporates outperformed short-term Treasuries. During the final three months of the year, corporate bonds soared as investors appeared to be more willing to take on risk.

OUR FUNDS OUTPACED THEIR PEER GROUP AVERAGES
On an absolute basis, 2002 was a good year for our funds. The table below presents the 12-month total return, broken down into its income and capital components, for each fund's Investor Shares. The chart makes clear how the decline in interest rates benefited returns.

     As noted earlier, the performance of our funds relative to their mutual fund peers also was good. The Long-Term Bond Index Fund bested the average return of its peers by 6 percentage points, while the Intermediate-Term Bond Index Fund topped its average peer by nearly 3 percentage points.

     Of course, the objective of an index fund is to track its target benchmark closely. On this score, three of our four funds came up significantly short. The Total Bond Market Index Fund--our oldest and biggest bond index fund--returned 8.3%, well below the 10.3% return of the Lehman Aggregate Bond Index. Our Short-Term and Intermediate-Term Bond Index Funds also trailed their target indexes by about 2 percentage points. The Long-Term Bond Index Fund's return was within 0.4 percentage point of the target.

     The fund's results during 2002 can really be divided into three distinct periods. During the first five months of the year, the funds tracked their index targets closely, well within normal ranges. In June and July, however, the gap between the funds and the indexes widened to unusual levels--tracking was

================================================================================
YIELDS AND RETURNS

                                                  COMPONENTS OF TOTAL RETURNS
                           YIELDS AT YEAR-END    YEAR ENDED DECEMBER 31, 2002
                         ---------------------  --------------------------------
INDEX FUND                  2001         2002     CAPITAL      INCOME      TOTAL
--------------------------------------------------------------------------------
Total Bond Market
  Investor Shares          5.63%        4.16%        2.4%        5.9%       8.3%
Short-Term Bond
  Investor Shares          4.29         2.58         1.5         4.6        6.1
Intermediate-Term Bond
  Investor Shares          6.00         4.57         4.7         6.2       10.9
Long-Term Bond
  Investor Shares          6.41         5.28         7.8         6.6       14.4
================================================================================

================================================================================
DIFFERENCE IN 2002 MONTHLY RETURNS
  TOTAL BOND MARKET INDEX FUND AND LEHMAN AGGREGATE BOND INDEX

      Jan-02      -0.121
      Feb-02      -0.117
      Mar-02       0.203
      Apr-02      -0.247
      May-02      -0.051
      Jun-02      -0.576
      Jul-02      -0.723
      Aug-02      -0.026
      Sep-02      -0.092
      Oct-02      -0.156
      Nov-02       0.051
      Dec-02       0.006
--------------------------------------------------------------------------------
Source: Lehman Brothers and The Vanguard Group.
================================================================================

quite bad. But in the final five months, from August through December, the tracking again was within normal ranges. Since the end of July, for example, the Total Bond Market Index Fund's return (after adjusting for expenses) was just 14 basis points behind that of the Lehman Aggregate Bond Index. The gaps for our three other funds were even smaller. The chart above, which presents a monthly comparison of returns from the Total Bond Market Index Fund and its target, shows the distinct improvement in tracking after the shortfalls in June and July.

     To understand what happened during 2002, one must focus on the remarkable turmoil that beset the bond market and the credit ratings of corporate bonds last summer. Here are a few points that illustrate the severity of the bond market's difficulties during mid-2002:

* Lehman Brothers recently ranked the 50 worst credit blowups since 1989. (The list was made up of issues whose bonds had the worst one-month performances throughout the 14 years.) Of the 50 debacles, 32 occurred in 2002--and half of the total in July alone!

* Many companies that suffered financial difficulties saw their bonds' credit ratings fall several notches from investment-grade status to the "junk" level in a matter of days. Such rapid declines in credit quality struck even relatively healthy companies in troubled sectors.

* By late summer, the returns of Baa-rated corporate bonds--the lowest level of investment-grade issues--were more than 8 percentage points below those of comparable Treasury securities, based on rolling two-month returns. This was by far the biggest gap since Lehman began tracking the returns in 1988. On two other occasions--during the deep recession of 1990 and the 1998 bond market turbulence that was precipitated by the collapse of hedge

================================================================================
WE HAVE MADE SOME ADJUSTMENTS TO ENSURE GREATER DIVERSIFICATION AND LESS EXPOSURE TO LOW-QUALITY BONDS.
================================================================================

fund operator Long-Term Capital Management-- the underperformance of Baa-rated bonds approached just 4 percentage points.

     Although this extremely challenging market environment does not excuse our funds' shortfalls to their indexes, it does help to explain them. For our funds, the trouble began in June and intensified in July.

     As we explained in our report to you six months ago, our funds' returns will typically differ from those of the indexes for two primary reasons: The funds incur expenses that the indexes do not, and the funds' holdings do not exactly replicate those held by the indexes. The expense difference will always work against us in our goal of providing close tracking. The difference in holdings arises from our "sampling" approach to indexing, which is necessary because it would be impractical and very costly to own all the bonds in the target indexes.

     The sampling strategy--in which we buy some, but not all, of the securities in an index--is designed to provide our funds with characteristics that are similar to those of their targets. Our portfolio managers and analysts carefully select bonds so that the funds' weightings among sectors closely match those of the indexes. However, during June and July, the relative performance of some "subsectors"--in contrast to historical experience--diverged widely. At that time, our funds had larger stakes than their indexes in several subsectors. In particular, at a subsector level we had heavier weightings in bonds issued by telecommunications and energy-trading companies. These groups were hit extremely hard by the WorldCom bankruptcy, the Enron scandal, and accounting irregularities at a number of other companies.

     In recognition of the radical change in the market's reaction to credit risk, we have made some adjustments to ensure greater diversification and less exposure to lower-quality bonds. For example, we have taken our tight controls on sectors to the subsector level. These changes have already supported closer tracking of our target indexes.

     Finally, I'd like to emphasize that we have great confidence in the skill of our bond management team, Vanguard's Fixed Income Group, and in the power of the indexed approach to fixed income investing. Our funds' long-term records justify our confidence.

OUR LONGER-TERM PERFORMANCE SHINES
Though an annual review of a fund's performance can be instructive, the fund's longer-term record is a more useful measure of its success. And a long-term perspective clearly shows that the Vanguard Bond Index Funds have provided exceptionally strong returns relative to competitors while tracking their target indexes very closely.

================================================================================
TOTAL RETURNS                                             AVERAGE ANNUAL RETURNS
                                                PERIODS ENDED DECEMBER 31, 2002*
                                         ---------------------------------------
                                                             AVERAGE
                                         VANGUARD         COMPARABLE      TARGET
INDEX FUND (INCEPTION DATE)                  FUND               FUND       INDEX
--------------------------------------------------------------------------------
Total Bond Market
  Investor Shares (12/11/1986)               7.3%               6.1%        7.5%
  Institutional Shares (9/18/1995)           7.4                6.3         7.6
Short-Term Bond
  Investor Shares (3/1/1994)                 6.5                5.5         6.8
Intermediate-Term Bond
  Investor Shares (3/1/1994)                 7.7                6.1         7.9
Long-Term Bond (3/1/1994)                    8.8                6.2         8.8
--------------------------------------------------------------------------------
*Ten years for the Total Bond Market Index Fund Investor Shares; since inception for the Total Bond Market Index Fund Institutional Shares and the other funds.
================================================================================

     It's important to note that the returns shown in the adjacent table came during a period of generally declining interest rates--an ideal environment for fixed income securities. Since many rates are now at long-time lows, it's wise to assume that at some point they will start to rise again, cutting into total returns on bonds. Also, keep in mind that while falling interest rates push up bond prices, they also diminish the income paid by bond investments. Over the long run, lower rates diminish the income earned on reinvested dividends.

     We must emphasize the important role that fund expenses have on returns. A significant portion of our funds' success relative to their mutual fund peers--both for the year and since their inceptions--can be attributed to our low expense ratios (annualized expenses as a percentage of average net assets). In 2002, the Investor Shares of the Total Bond Market Index Fund had an expense ratio of 0.22%, or $2.20 per $1,000 invested, a fraction of the 0.91%, or $9.10 per $1,000 invested, charged by the average intermediate investment-grade fund, according to Lipper Inc. Expense ratios for our Admiral and Institutional Shares were even lower. Because expenses are deducted from a fund's income, lower costs mean that our shareholders keep more of the fund's return.

PREPARE FOR THE BEST--AND FOR THE WORST
Bond and stock investors alike are asking the same question: Is the worst over for the stock market? The fourth-quarter rally was encouraging, but the truth is that no one knows what the future returns will be for any asset class, let alone for individual securities within an asset class.

     That uncertainty doesn't make us powerless. Rather, it puts a premium on sensible planning. That's why Vanguard advocates a balanced investment approach that includes stock, bond, and money market funds in proportions appropriate for your goals and unique financial circumstances. Diversification among asset classes is the best way to manage investment risk while still positioning your portfolio to take advantage of the markets' long-term rewards.

It's also important to diversify within the different asset classes. In the bond market, the broadly diversified Vanguard Bond Index Funds are an excellent place to start. You can achieve the greatest diversification by investing in the Total Bond Market Index Fund, or you can tailor the risk in your bond portfolio with our Short-, Intermediate-, and Long-Term Bond Index Funds.

     By following these simple principles, you enhance your ability to stick with an investment program through the tough times so that your portfolio gets the most benefit from the eventual--and inevitable--market recovery. We thank you for entrusting your hard-earned money to us.


SINCERELY,

JOHN J. BRENNAN
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JANUARY 13, 2003


================================================================================
YOUR FUND'S PERFORMANCE AT A GLANCE          DECEMBER 31, 2001-DECEMBER 31, 2002
                                                DISTRIBUTIONS PER SHARE
                                                 --------------------
                          STARTING       ENDING      INCOME    CAPITAL       SEC
INDEX FUND             SHARE PRICE  SHARE PRICE   DIVIDENDS      GAINS     YIELD
--------------------------------------------------------------------------------
Total Bond Market
  Investor Shares           $10.15       $10.38     $0.570     $0.011      4.16%
  Admiral Shares             10.15        10.38      0.576      0.011      4.21
  Institutional Shares       10.15        10.38      0.583      0.011      4.28
Short-Term Bond
  Investor Shares            10.19        10.32      0.452      0.022      2.58
  Admiral Shares             10.19        10.32      0.457      0.022      2.63
Intermediate-Term Bond
  Investor Shares            10.28        10.75      0.597      0.008      4.57
  Admiral Shares             10.28        10.75      0.602      0.008      4.61
Long-Term Bond               10.83        11.67      0.658      0.000      5.28
================================================================================

FUND PROFILES                                            AS OF DECEMBER 31, 2002

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 12.


TOTAL BOND MARKET INDEX FUND
================================================================================
--------------------------------------------
FINANCIAL ATTRIBUTES
                                       BROAD
                             FUND     INDEX*
--------------------------------------------
Number of Issues            1,059      6,918
Yield                                    4.1%
  Investor Shares                        4.2%
  Admiral Shares                         4.2%
  Institutional Shares                   4.3%
Yield to Maturity             3.5%       4.1%
Average Coupon                6.5%       6.1%
Average Maturity              6.9 years  6.8 years
Average Quality               Aa1        Aaa
Average Duration              3.8 years  3.8 years
Expense Ratio                             --
  Investor Shares                       0.22%
  Admiral Shares                        0.17%
  Institutional Shares                  0.10%
Cash Investments              1.2%        --
--------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency**      62.0%
Aaa                     7.9
Aa                      6.0
A                      12.6
Baa                    10.6
Ba                      0.9
B                       0.0
Not Rated               0.0
-----------------------------------------------
Total                 100.0%
-----------------------------------------------

-----------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year           2.3%
1-5 Years             58.6
5-10 Years            25.1
10-20 Years            6.5
20-30 Years            6.8
Over 30 Years          0.7
------------------------------------------------
Total                100.0%
------------------------------------------------

------------------------------------------------
VOLATILITY MEASURES

                              BROAD
                      FUND   INDEX*
------------------------------------------------
R-Squared             0.96     1.00
Beta                  0.96     1.00
------------------------------------------------

------------------------------------------------
INVESTMENT FOCUS
CREDIT QUALITY - TREASURY/AGENCY
AVERAGE MATURITY - MEDIUM
------------------------------------------------

------------------------------------------------
DISTRIBUTION BY ISSUER (% OF PORTFOLIO)

Asset-Backed/Commercial Mortgage-Backed+    6.9%
Finance                                    11.9
Foreign                                     3.4
Government Mortgage-Backed+                36.4
Industrial                                 13.2
Treasury/Agency                            25.6
Utilities                                   2.6
-------------------------------------------------
Total                                     100.0%
-------------------------------------------------
 *Lehman Aggregate Bond Index.
**Includes government mortgage-backed bonds.
 +Adjusted for swaps.
================================================================================

                                                            Visit our website at
                                                                WWW.VANGUARD.COM
                                         for regularly updated fund information.

SHORT-TERM BOND INDEX FUND
================================================================================
-------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                               COMPARATIVE         BROAD
                                  FUND              INDEX*       INDEX**
------------------------------------------------------------------------
Number of Issues                   363               2,166         6,918
Yield                                                 2.5%          4.1%
  Investor Shares                  2.6%
  Admiral Shares                   2.6%
Yield to Maturity                  2.5%               2.6%          4.1%
Average Coupon                     5.8%               5.2%          6.1%
Average Maturity                   2.6 years          2.7 years     6.8 years
Average Quality                    Aa1                Aaa           Aaa
Average Duration                   2.4 years          2.3 years     3.8 years
Expense Ratio                                          --            --
  Investor Shares                 0.21%
  Admiral Shares                  0.16%
Cash Investments                   2.1%                --            --
--------------------------------------------------------------------------

------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency       58.7%
Aaa                    8.6
Aa                     8.5
A                     15.1
Baa                    8.9
Ba                     0.2
B                      0.0
Not Rated              0.0
------------------------------------------------
Total                100.0%
------------------------------------------------

------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year            4.1%
1-3 Years              57.7
3-5 Years              37.4
Over 5 Years            0.8
-------------------------------------------------
Total                 100.0%
-------------------------------------------------

-----------------------------------------------------
VOLATILITY MEASURES
                       COMPARATIVE             BROAD
                FUND        INDEX*    FUND   INDEX**
-----------------------------------------------------
R-Squared        0.92         1.00    0.85       1.00
Beta             0.92         1.00    0.58       1.00
-----------------------------------------------------

-----------------------------------------------------
INVESTMENT FOCUS
AVERAGE MATURITY - SHORT
CREDIT QUALITY - TREASURY/AGENCY
-----------------------------------------------------

-----------------------------------------------------
DISTRIBUTION BY ISSUER (% OF PORTFOLIO)

Asset-Backed                      3.9%
Commercial Mortgage-Backed        0.0
Finance                          16.1
Foreign                           5.8
Government Mortgage-Backed        0.0
Industrial                       13.6
Treasury/Agency                  58.7
Utilities                         1.9
------------------------------------------------------
Total                           100.0%
------------------------------------------------------
 *Lehman 1-5 Year Government/Credit Index.
**Lehman Aggregate Bond Index.

INTERMEDIATE-TERM BOND INDEX FUND
================================================================================
-------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                               COMPARATIVE         BROAD
                                 FUND               INDEX*       INDEX**
------------------------------------------------------------------------
Number of Issues                  342               1,399         6,918
Yield                                                 4.6%          4.1%
  Investor Shares                 4.6%
  Admiral Shares                  4.6%
Yield to Maturity                 4.5%                4.8%          4.1%
Average Coupon                    6.7%                6.5%          6.1%
Average Maturity                  7.5 years           7.7 years     6.8 years
Average Quality                   Aa2                 Aa2           Aaa
Average Duration                  5.9 years           5.9 years     3.8 years
Expense Ratio                                          --            --
  Investor Shares                0.21%
  Admiral Shares                 0.16%
Cash Investments                  1.7%                 --            --
-------------------------------------------------------------------------

------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency      44.2%
Aaa                   3.1
Aa                   10.4
A                    21.4
Baa                  20.8
Ba                    0.1
B                     0.0
Not Rated             0.0
------------------------------------------------
Total               100.0%
------------------------------------------------

------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year               0.4%
1-5 Years                  5.8
5-10 Years                91.5
10-20 Years                2.2
20-30 Years                0.1
Over 30 Years              0.0
------------------------------------------------
Total                    100.0%
------------------------------------------------

------------------------------------------------
VOLATILITY MEASURES
                COMPARATIVE               BROAD
          FUND       INDEX*    FUND     INDEX**
------------------------------------------------
R-Squared 0.98        1.00     0.92        1.00
Beta      0.97        1.00     1.31        1.00
------------------------------------------------
------------------------------------------------
INVESTMENT FOCUS
CREDIT QUALITY - TREASURY/AGENCY
AVERAGE MATURITY - MEDIUM
------------------------------------------------

------------------------------------------------
DISTRIBUTION BY ISSUER (% OF PORTFOLIO)

Asset-Backed                   0.2%
Commercial Mortgage-Backed     0.0
Finance                       20.4
Foreign                        5.8
Government Mortgage-Backed     0.0
Industrial                    24.6
Treasury/Agency               44.2
Utilities                      4.8
-------------------------------------------------
Total                        100.0%
-------------------------------------------------
 *Lehman 5-10 Year Government/Credit Index.
**Lehman Aggregate Bond Index.

LONG-TERM BOND INDEX FUND
================================================================================
--------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                           COMPARATIVE            BROAD
                            FUND                INDEX*          INDEX**
--------------------------------------------------------------------------
Number of Issues            251                 1,268            6,918
Yield                       5.3%                  5.5%             4.1%
Yield to Maturity           5.3%                  5.6%             4.1%
Average Coupon              7.6%                  7.3%             6.1%
Average Maturity           20.9 years            21.4 years        6.8 years
Average Quality             Aa1                   Aa1              Aaa
Average Duration           10.9 years            10.9 years        3.8 years
Expense Ratio              0.21%                   --               --
Cash Investments            2.6%                   --               --
---------------------------------------------------------------------------

------------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency           61.1%
Aaa                        2.5
Aa                         5.9
A                         13.2
Baa                       17.0
Ba                         0.3
B                          0.0
Not Rated                  0.0
------------------------------------------------
Total                    100.0%
------------------------------------------------

------------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year              0.9%
1-5 Years                 1.5
5-10 Years                3.0
10-20 Years              46.7
20-30 Years              45.3
Over 30 Years             2.6
------------------------------------------------
Total                   100.0%
------------------------------------------------

------------------------------------------------
VOLATILITY MEASURES
                  COMPARATIVE              BROAD
            FUND       INDEX*   FUND     INDEX**
------------------------------------------------
R-Squared   0.99         1.00   0.83        1.00
Beta        0.99         1.00   1.91        1.00
------------------------------------------------

------------------------------------------------
DISTRIBUTION BY ISSUER (% OF PORTFOLIO)

Asset-Backed                  0.4%
Commercial Mortgage-Backed    0.0
Finance                       7.4
Foreign                       4.7
Government Mortgage-Backed    0.0
Industrial                   23.7
Treasury/Agency              61.1
Utilities                     2.7
-------------------------------------------------
Total                       100.0%
-------------------------------------------------

-------------------------------------------------
INVESTMENT FOCUS
AVERAGE MATURITY - LONG
CREDIT QUALITY - TREASURY/AGENCY
-------------------------------------------------
 *Lehman Long Government/Credit Index.
**Lehman Aggregate Bond Index.

                                                            Visit our website at
                                                                WWW.VANGUARD.COM
                                         for regularly updated fund information.

================================================================================
GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                    AS OF DECEMBER 31, 2002

All of the data in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

TOTAL BOND MARKET INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE DECEMBER 31, 1992-DECEMBER 31, 2002

           TOTAL BOND MKT  AVG INTER-TERM  LEHMAN AGGREGATE
              INDEX INV    INV GRADE FUND     BOND INDEX
           --------------  --------------  ----------------
12/1992         10,000          10,000           10,000
03/1993         10,417          10,385           10,413
06/1993         10,698          10,614           10,689
09/1993         10,989          10,843           10,968
12/1993         10,968          10,826           10,975
03/1994         10,671          10,559           10,660
06/1994         10,564          10,416           10,550
09/1994         10,618          10,436           10,615
12/1994         10,677          10,423           10,655
03/1995         11,191          10,902           11,192
06/1995         11,863          11,455           11,874
09/1995         12,086          11,620           12,107
12/1995         12,618          12,058           12,623
03/1996         12,378          11,863           12,399
06/1996         12,452          11,886           12,470
09/1996         12,675          12,058           12,700
12/1996         13,070          12,381           13,082
03/1997         12,989          12,322           13,008
06/1997         13,452          12,703           13,486
09/1997         13,910          13,043           13,934
12/1997         14,304          13,381           14,344
03/1998         14,526          13,584           14,568
06/1998         14,869          13,853           14,908
09/1998         15,483          14,417           15,538
12/1998         15,531          14,409           15,590
03/1999         15,464          14,323           15,513
06/1999         15,313          14,172           15,377
09/1999         15,433          14,206           15,481
12/1999         15,414          14,167           15,462
03/2000         15,786          14,462           15,804
06/2000         16,021          14,672           16,079
09/2000         16,512          15,021           16,563
12/2000         17,170          15,677           17,260
03/2001         17,726          16,108           17,784
06/2001         17,866          16,127           17,884
09/2001         18,632          16,836           18,709
12/2001         18,617          16,762           18,717
03/2002         18,629          16,760           18,735
06/2002         19,151          17,213           19,427
09/2002         19,862          17,789           20,317
12/2002         20,154          18,126           20,637
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                                             PERIODS ENDED DECEMBER 31, 2002
                                             -------------------------------   FINAL VALUE
                                                    ONE      FIVE      TEN    OF A $10,000
                                                    YEAR     YEARS    YEARS     INVESTMENT
------------------------------------------------------------------------------------------
Total Bond Market Index Fund Investor Shares*       8.26%     7.10%   7.26%        $20,154
Average Intermediate-Term Invesment Grade Fund**    8.14      6.26    6.13          18,126
Lehman Aggregate Bond Index                        10.26      7.55    7.51          20,637
------------------------------------------------------------------------------------------

                                                                         FINAL VALUE
                                                      ONE      SINCE   OF A $250,000
                                                     YEAR  INCEPTION+     INVESTMENT
------------------------------------------------------------------------------------
Total Bond Market Index Fund Admiral Shares         8.32%       5.41%       $265,385
Lehman Aggregate Bond Index                         10.26       7.02         269,984
------------------------------------------------------------------------------------

                                                                              FINAL VALUE OF
                                                      ONE      FIVE    SINCE   A $10,000,000
                                                     YEAR     YEARS INCEPTION+    INVESTMENT
--------------------------------------------------------------------------------------------
Total Bond Market Index Fund Institutional Shares   8.39%     7.22%      7.40%   $16,823,375
Lehman Aggregate Bond Index                        10.26      7.55       7.64     17,094,101
--------------------------------------------------------------------------------------------

================================================================================
FISCAL-YEAR TOTAL RETURNS (%) December 31, 1992-December 31, 2002

                            TOTAL BOND MARKET INDEX
                             FUND INVESTOR SHARES
                       --------------------------------    LEHMAN++
FISCAL                 CAPITAL       INCOME       TOTAL       TOTAL
YEAR                    RETURN       RETURN      RETURN      RETURN
--------------------------------------------------------------------
1993                      3.0%         6.7%        9.7%        9.7%
1994                     -8.8          6.1        -2.7        -2.9
1995                     10.6          7.6        18.2        18.5
1996                     -3.0          6.6         3.6         3.6
1997                      2.5          6.9         9.4         9.7
1998                      2.2%         6.4%        8.6%        8.7%
1999                     -6.8          6.0        -0.8        -0.8
2000                      4.2          7.2        11.4        11.6
2001                      1.9          6.5         8.4         8.4
2002                      2.4          5.9         8.3        10.3
--------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Derived from data provided by Lipper Inc.;  based on the Average  Intermediate
U.S.   Government   Fund   through   December   31,   2001,   and  the   Average
Intermediate-Term Investment Grade Fund thereafter.
+Inception dates are November 12, 2001, for the Admiral Shares and September 18, 1995, for the Institutional Shares.
++Lehman Aggregate Bond Index.
Note: See Financial Highlights tables on pages 71 and 72 for dividend and capital gains information.

SHORT-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE March 1, 1994-December 31, 2002

       SHORT-TERM BOND  AVG 1-5 YEAR    LEHMAN 1-5 YEAR         LEHMAN AGGREGATE
          INDEX INV     INV. GRADE FUND GOVERNMENT/ CREDIT INDEX      BOND INDEX
       ---------------  --------------- ------------------------ ---------------
3/1/1994   10,000            10,000             10,000                 10,000
03/1994     9,933             9,933              9,935                  9,808
06/1994     9,904             9,846              9,905                  9,707
09/1994     9,985             9,916              9,995                  9,766
12/1994     9,963             9,887              9,979                  9,803
03/1995    10,357            10,221             10,365                 10,297
06/1995    10,763            10,564             10,780                 10,925
09/1995    10,934            10,720             10,945                 11,139
12/1995    11,247            11,000             11,264                 11,614
03/1996    11,233            10,987             11,254                 11,408
06/1996    11,331            11,040             11,352                 11,473
09/1996    11,514            11,210             11,549                 11,685
12/1996    11,758            11,423             11,790                 12,036
03/1997    11,802            11,487             11,829                 11,968
06/1997    12,091            11,726             12,127                 12,408
09/1997    12,361            11,957             12,405                 12,820
12/1997    12,585            12,148             12,630                 13,197
03/1998    12,774            12,329             12,820                 13,403
06/1998    12,986            12,494             13,035                 13,716
09/1998    13,464            12,869             13,523                 14,296
12/1998    13,545            12,909             13,594                 14,344
03/1999    13,593            12,980             13,647                 14,273
06/1999    13,623            12,955             13,677                 14,147
09/1999    13,770            13,059             13,830                 14,243
12/1999    13,827            13,101             13,878                 14,226
03/2000    14,019            13,290             14,057                 14,540
06/2000    14,248            13,490             14,299                 14,793
09/2000    14,636            13,778             14,674                 15,239
12/2000    15,049            14,186             15,115                 15,880
03/2001    15,536            14,580             15,596                 16,362
06/2001    15,746            14,656             15,767                 16,454
09/2001    16,358            15,178             16,417                 17,213
12/2001    16,386            15,186             16,480                 17,221
03/2002    16,377            15,242             16,472                 17,237
06/2002    16,692            15,477             16,982                 17,874
09/2002    17,158            15,828             17,567                 18,693
12/2002    17,385            16,029             17,818                 18,987
--------------------------------------------------------------------------------

                                       AVERAGE ANNUAL TOTAL RETURNS
                                     PERIODS ENDED DECEMBER 31, 2002
                                     ------------------------------- FINAL VALUE
                                           ONE    FIVE       SINCE  OF A $10,000
                                          YEAR   YEARS  INCEPTION*    INVESTMENT
--------------------------------------------------------------------------------
Short-Term Bond Index Fund
  Investor Shares**                      6.10%    6.68%      6.46%       $17,385
Average 1-5 Year Investment Grade Fund+  5.55     5.70       5.48         16,029
Lehman 1-5 Year Government/Credit Index  8.12     7.12       6.76         17,818
Lehman Aggregate Bond Index             10.26     7.55       7.53         18,987
--------------------------------------------------------------------------------

                                                                     FINAL VALUE
                                             ONE          SINCE    OF A $250,000
                                            YEAR     INCEPTION*       INVESTMENT
--------------------------------------------------------------------------------
Short-Term Bond Index Fund Admiral Shares  6.15%         4.40%          $262,522
Lehman 1-5 Year Government/Credit Index    8.12          6.26            267,822
--------------------------------------------------------------------------------

================================================================================
FISCAL-YEAR TOTAL RETURNS (%) March 1, 1994-December 31, 2002

                           SHORT-TERM BOND INDEX FUND
                                INVESTOR SHARES
                       ------------------------------      LEHMAN++
FISCAL                 CAPITAL       INCOME       TOTAL       TOTAL
YEAR                    RETURN       RETURN      RETURN      RETURN
--------------------------------------------------------------------
1994                     -5.0%         4.6%       -0.4%       -0.2%
1995                      6.0          6.9        12.9        12.9
1996                     -1.5          6.0         4.5         4.7
1997                      0.8          6.2         7.0         7.1
1998                      1.7          5.9         7.6         7.6
1999                     -3.3%         5.4%        2.1%        2.1%
2000                      2.4          6.4         8.8         8.9
2001                      3.0          5.9         8.9         9.0
2002                      1.5          4.6         6.1         8.1
--------------------------------------------------------------------------------
*Inception dates are March 1, 1994, for the Investor Shares and November 12, 2001, for the Admiral Shares.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Derived from data provided by Lipper Inc; based on the Average 1-5 Year U.S. Government Fund through December 31, 2001, and the Average 1-5 Year Investment Grade Fund thereafter.
++Lehman 1-5 Year Government/Credit Index.
Note: See Financial Highlights tables on page 73 for dividend and capital gains information.

INTERMEDIATE-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE March 1, 1994-December 31, 2002

      INTER-TERM BOND    AVG INTER-TERM     LEHMAN 5-10 YEAR    LEHMAN AGGREGATE
         INDEX FUND     INVESTMENT GRADE  GOVERNMENT/CREDIT INDEX   BOND INDEX
      ---------------  -----------------  ----------------------- --------------
3/1/1994   10,000           10,000               10,000                10,000
03/1994     9,790            9,790                9,771                 9,808
06/1994     9,663            9,665                9,648                 9,707
09/1994     9,704            9,699                9,705                 9,766
12/1994     9,712            9,685                9,707                 9,803
03/1995    10,242           10,107               10,257                10,297
06/1995    10,996           10,625               11,022                10,925
09/1995    11,199           10,799               11,238                11,139
12/1995    11,759           11,204               11,787                11,614
03/1996    11,462           10,998               11,495                11,408
06/1996    11,473           11,024               11,509                11,473
09/1996    11,680           11,206               11,725                11,685
12/1996    12,059           11,504               12,104                12,036
03/1997    11,929           11,424               11,971                11,968
06/1997    12,382           11,783               12,436                12,408
09/1997    12,829           12,122               12,884                12,820
12/1997    13,193           12,433               13,245                13,197
03/1998    13,412           12,594               13,466                13,403
06/1998    13,730           12,849               13,780                13,716
09/1998    14,569           13,398               14,620                14,296
12/1998    14,525           13,388               14,588                14,344
03/1999    14,333           13,279               14,396                14,273
06/1999    14,103           13,145               14,172                14,147
09/1999    14,167           13,202               14,247                14,243
12/1999    14,088           13,163               14,168                14,226
03/2000    14,419           13,407               14,438                14,540
06/2000    14,593           13,609               14,678                14,793
09/2000    15,110           13,960               15,175                15,239
12/2000    15,889           14,566               15,930                15,880
03/2001    16,499           14,933               16,526                16,362
06/2001    16,557           14,959               16,517                16,454
09/2001    17,421           15,647               17,419                17,213
12/2001    17,363           15,574               17,335                17,221
03/2002    17,246           15,538               17,240                17,237
06/2002    17,826           15,966               17,998                17,874
09/2002    18,855           16,532               19,181                18,693
12/2002    19,248           16,842               19,593                18,987
================================================================================

                                                 AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                              -------------------------------   FINAL VALUE
                                                     ONE     FIVE       SINCE  OF A $10,000
                                                    YEAR    YEARS  INCEPTION*    INVESTMENT
-------------------------------------------------------------------------------------------
Intermediate-Term Bond Index Fund
  Investor Shares**                               10.85%    7.85%       7.69%       $19,248
Average Intermediate-Term Investment Grade Fund+   8.14     6.26        6.08         16,842
Lehman 5-10 Year Government/Credit Index          13.03     8.15        7.91         19,593
Lehman Aggregate Bond Index                       10.26     7.55        7.53         18,987
-------------------------------------------------------------------------------------------


                                                                     FINAL VALUE
                                              ONE        SINCE     OF A $250,000
                                             YEAR   INCEPTION*        INVESTMENT
--------------------------------------------------------------------------------
Intermediate-Term Bond Index Fund
  Admiral Shares                           10.91%        6.96%          $269,835
Lehman 5-10 Year Government/Credit Index   13.03         9.33            276,605
--------------------------------------------------------------------------------

================================================================================
FISCAL-YEAR TOTAL RETURNS (%) March 1, 1994-December 31, 2002

                      INTERMEDIATE-TERM BOND INDEX FUND
                              INVESTOR SHARES
                     ----------------------------------    LEHMAN++
FISCAL                CAPITAL       INCOME       TOTAL       TOTAL
YEAR                   RETURN       RETURN      RETURN      RETURN
------------------------------------------------------------------
1994                    -8.2%         5.3%       -2.9%       -2.9%
1995                    13.3          7.8        21.1        21.4
1996                    -3.9          6.5         2.6         2.7
1997                     2.4          7.0         9.4         9.4
1998                     3.5          6.6        10.1        10.1
1999                    -9.0%         6.0%       -3.0%       -2.9%
2000                     5.4          7.4        12.8        12.4
2001                     2.6          6.7         9.3         8.8
2002                     4.7          6.2        10.9        13.0
-------------------------------------------------------------------
*Inception dates are March 1, 1994, for the Investor Shares and November 12, 2001, for the Admiral Shares.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Derived  from data  provided by Lipper Inc;  based on the Average  Intermediate
U.S.   Government   Fund   through   December   31,   2001,   and  the   Average
Intermediate-Term Investment Grade Fund thereafter.
++Lehman 5-10 Year Government/Credit Index
Note: See Financial Highlights tables on page 74 for dividend and capital gains information.

LONG-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
CUMULATIVE PERFORMANCE March 1, 1994-December 31, 2002

        LONG-TERM    AVERAGE CORPORATE       LEHMAN LONG        LEHMAN AGGREGATE
        BOND INDEX     A-RATED FUND     GOVERNMENT/CREDIT INDEX     BOND INDEX
        ----------  ------------------  ----------------------- ----------------
3/1/1994  10,000          10,000                10,000               10,000
03/1994    9,706           9,706                 9,683                9,808
06/1994    9,438           9,534                 9,411                9,707
06/1994    9,391           9,559                 9,377                9,766
12/1994    9,547           9,578                 9,535                9,803
03/1995   10,160          10,032                10,164               10,297
06/1995   11,203          10,654                11,224               10,925
09/1995   11,486          10,878                11,515               11,139
12/1995   12,384          11,345                12,391               11,614
03/1996   11,620          11,043                11,641               11,408
06/1996   11,608          11,087                11,649               11,473
09/1996   11,799          11,303                11,849               11,685
12/1996   12,352          11,627                12,408               12,036
03/1997   12,003          11,511                12,061               11,968
06/1997   12,642          11,939                12,720               12,408
09/1997   13,356          12,388                13,428               12,820
12/1997   14,118          12,693                14,210               13,197
03/1998   14,307          12,849                14,413               13,403
06/1998   14,945          13,176                15,025               13,716
09/1998   15,855          13,676                15,919               14,296
12/1998   15,809          13,642                15,883               14,344
03/1999   15,277          13,496                15,348               14,273
06/1999   14,841          13,321                14,937               14,147
09/1999   14,793          13,377                14,890               14,243
12/1999   14,568          13,285                14,667               14,226
03/2000   15,436          13,544                15,486               14,540
06/2000   15,498          13,692                15,627               14,793
09/2000   15,993          14,091                16,072               15,239
12/2000   16,991          14,586                17,037               15,880
03/2001   17,468          15,003                17,501               16,362
06/2001   17,460          15,087                17,392               16,454
09/2001   18,370          15,720                18,292               17,213
12/2001   18,379          15,676                18,278               17,221
03/2002   18,200          15,576                18,056               17,237
06/2002   18,874          16,075                18,838               17,874
09/2002   20,657          16,784                20,600               18,693
12/2002   21,017          16,996                20,984               18,987
--------------------------------------------------------------------------------


                                      AVERAGE ANNUAL TOTAL RETURNS
                                   PERIODS ENDED DECEMBER 31, 2002
                                   -------------------------------   FINAL VALUE
                                        ONE       FIVE       SINCE  OF A $10,000
                                       YEAR      YEARS  INCEPTION*    INVESTMENT
--------------------------------------------------------------------------------
Long-Term Bond Index Fund**          14.35%      8.28%      8.77%        $21,017
Average Corporate A-Rated Fund+       8.42       6.01       6.19          16,996
Lehman Long Government/Credit Index  14.81       8.11       8.75          20,984
Lehman Aggregate Bond Index          10.26       7.55       7.53          18,987
--------------------------------------------------------------------------------

================================================================================
FISCAL-YEAR TOTAL RETURNS (%) March 1, 1994-December 31, 2002

                                LONG-TERM BOND INDEX FUND
                             --------------------------------    LEHMAN++
FISCAL                       CAPITAL       INCOME       TOTAL       TOTAL
YEAR                          RETURN       RETURN      RETURN      RETURN
-------------------------------------------------------------------------
1994                          -10.4%         5.9%       -4.5%       -4.7%
1995                           21.0          8.7        29.7        29.9
1996                           -6.8          6.5        -0.3         0.1
1997                            6.9          7.4        14.3        14.5
1998                            5.5          6.5        12.0        11.8
1999                          -13.5%         5.6%       -7.9%       -7.7%
2000                            9.1          7.5        16.6        16.2
2001                            1.6          6.6         8.2         7.3
2002                            7.8          6.6        14.4        14.8
--------------------------------------------------------------------------------
*March 1, 1994.
**Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
+Derived from data provided by Lipper Inc.; based on the Average General Government Fund through December 31, 2001, and the Average Corporate A-Rated Fund thereafter.
++Lehman Long Government/Credit Index.
Note: See Financial Highlights table on page 75 for dividend and capital gains information.

================================================================================
NOTICE TO SHAREHOLDERS

At a special meeting of shareholders on December 3, 2002, fund shareholders approved the following proposals:

- Elect trustees for each fund.* The individuals listed in the table below were elected as trustees for each fund. All trustees served as trustees to the funds prior to the shareholder meeting.

================================================================================
                                                                      PERCENTAGE
TRUSTEE                           FOR             WITHHELD                   FOR
--------------------------------------------------------------------------------
John J. Brennan        19,342,428,841          162,614,683                 99.2%
Charles D. Ellis       19,345,873,727          159,169,798                 99.2
Rajiv L. Gupta         19,318,716,374          186,327,150                 99.0
JoAnn Heffernan Heisen 19,342,725,697          162,317,828                 99.2
Burton G. Malkiel      19,309,261,779          195,781,746                 99.0
Alfred M. Rankin, Jr.  19,347,778,181          157,265,344                 99.2
J. Lawrence Wilson     19,328,774,168          176,269,356                 99.1
--------------------------------------------------------------------------------
*Results are for all funds within the same trust.

- Change each fund's policy on investing in other mutual funds. This change enables each fund to invest its cash reserves in specially created money market and short-term bond funds. This new cash management program, which is similar to those of other large mutual fund complexes, should help the funds to achieve greater diversification and to earn modestly higher returns on their cash reserves. The funds will need Securities and Exchange Commission approval before implementing this new cash management program.

                                                                                BROKER     PERCENTAGE
VANGUARD FUND                       FOR        AGAINST         ABSTAIN       NON-VOTES            FOR
-----------------------------------------------------------------------------------------------------
Total Bond Market Index  13,503,848,905    382,363,805     383,759,231     923,879,187          88.9%
Short-Term Bond Index     1,409,754,955     58,533,661      54,540,188     348,092,501           75.4
Intermediate-Term
  Bond Index              1,678,326,604     64,768,806      96,403,831      77,140,608           87.6
Long-Term Bond Index        476,406,090     21,462,784       9,568,997      16,193,373           91.0
-----------------------------------------------------------------------------------------------------

- Change each fund's policy on borrowing money. This change enables each fund to take advantage of certain investment opportunities that do not involve leverage or a change to the fund's objective or risk profile.

                                                                                Broker     Percentage
Vanguard Fund                       For        Against         Abstain       Non-Votes            For
-----------------------------------------------------------------------------------------------------
Total Bond Market Index  13,281,614,685    560,585,877     427,771,378     923,879,187          87.4%
Short-Term Bond Index     1,381,629,146     80,484,552      60,715,105     348,092,501          73.8
Intermediate-Term
  Bond Index              1,591,056,802     81,719,455     166,722,983      77,140,608          83.0
Long-Term Bond Index        471,881,453     25,252,000      10,304,418      16,193,373          90.1
-----------------------------------------------------------------------------------------------------

Note: Vote tabulations are rounded to the nearest whole number.

FINANCIAL STATEMENTS                                     AS OF DECEMBER 31, 2002
STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (60.0%)
-------------------------------------------------------------------------------------------------------------
U.S. Government Securities (14.0%)
Private Export Funding Corp.
 (U.S. Government Guaranteed)                        7.20%             1/15/2010           32,875      39,677
U.S. Treasury Bond                                 11.875%            11/15/2003          236,920     258,563
U.S. Treasury Bond                                   5.50%             5/15/2009          310,300     352,249
U.S. Treasury Bond                                 10.375%            11/15/2009          151,320     175,425
U.S. Treasury Bond                                  10.00%             5/15/2010           12,005      14,227
U.S. Treasury Bond                                   5.00%             8/15/2011          190,005     208,502
U.S. Treasury Bond                                 10.625%             8/15/2015            7,725      12,485
U.S. Treasury Bond                                   7.50%            11/15/2016           22,689      29,710
U.S. Treasury Bond                                   8.75%             5/15/2017           34,685      50,195
U.S. Treasury Bond                                  8.875%             8/15/2017           52,740      77,167
U.S. Treasury Bond                                  8.125%             8/15/2019          150,895     210,366
U.S. Treasury Bond                                   8.75%             5/15/2020           40,575      59,890
U.S. Treasury Bond                                  7.875%             2/15/2021           95,452     131,074
U.S. Treasury Bond                                  8.125%             8/15/2021          180,025     253,520
U.S. Treasury Bond                                   8.00%            11/15/2021           74,930     104,487
U.S. Treasury Bond                                   7.25%             8/15/2022           22,333      29,090
U.S. Treasury Bond                                  7.625%            11/15/2022          120,030     162,407
U.S. Treasury Bond                                  7.125%             2/15/2023              355         457
U.S. Treasury Bond                                   7.50%            11/15/2024           26,490      35,755
U.S. Treasury Bond                                   6.75%             8/15/2026          120,545     150,890
U.S. Treasury Bond                                  6.625%             2/15/2027          102,495     126,696
U.S. Treasury Bond                                  6.375%             8/15/2027           23,410      28,145
U.S. Treasury Note                                   5.50%             5/31/2003              500         509
U.S. Treasury Note                                   3.00%             1/31/2004           47,800      48,700
=============================================================================================================

18

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Note                                   3.00%             2/29/2004           25,750      26,266
U.S. Treasury Note                                  3.375%             4/30/2004          336,809     345,957
U.S. Treasury Note                                  2.125%             8/31/2004           78,075      78,958
U.S. Treasury Note                                  7.875%            11/15/2004           44,700      49,912
U.S. Treasury Note                                  6.125%             8/15/2007            4,675       5,377
U.S. Treasury Note                                  5.625%             5/15/2008           39,875      45,246
U.S. Treasury Note                                   5.75%             8/15/2010           58,465      67,275
U.S. Treasury Note                                   5.00%             2/15/2011          253,795     279,098
U.S. Treasury Note                                  5.375%             2/15/2031              600         654
U.S. Treasury Strips                                 0.00%             8/15/2005            1,500       1,428
U.S. Treasury Strips                                 0.00%            11/15/2005              250         237
U.S. Treasury Strips                                 0.00%            11/15/2008            1,250       1,041
U.S. Treasury Strips                                 0.00%            11/15/2012            3,208       2,116
U.S. Treasury Strips                                 0.00%             2/15/2015           22,000      12,620
U.S. Treasury Strips                                 0.00%             5/15/2017           62,000      30,649
                                                                                                 ------------
                                                                                                    3,507,020
                                                                                                 ------------
AGENCY BONDS AND NOTES (11.3%)
Federal Farm Credit Bank                             4.80%             11/6/2003           33,795      34,784
Federal Farm Credit Bank                             5.75%              9/1/2005              700         766
Federal Farm Credit Bank                             6.12%             1/22/2008              270         271
Federal Home Loan Bank                               5.66%             1/13/2003              150         150
Federal Home Loan Bank                              4.775%            10/15/2003              500         514
Federal Home Loan Bank                              4.875%             4/16/2004            8,400       8,768
Federal Home Loan Bank                              3.375%             6/15/2004          203,400     208,857
Federal Home Loan Bank                               4.75%             6/28/2004              125         131
Federal Home Loan Bank                              4.125%             1/14/2005            1,290       1,349
Federal Home Loan Bank                               8.00%             2/15/2005              100         111
Federal Home Loan Bank                              5.375%             2/15/2006            1,000       1,091
Federal Home Loan Bank                              5.375%             5/15/2006              500         546
Federal Home Loan Bank                               6.40%              8/1/2007              500         572
Federal Home Loan Bank                               6.50%             8/15/2007           38,810      44,638
Federal Home Loan Bank                              5.845%             1/22/2008              680         765
Federal Home Loan Bank                              5.865%              9/2/2008           45,070      50,839
Federal Home Loan Bank                               5.88%            11/25/2008           15,125      15,640
Federal Home Loan Bank                               5.79%             4/27/2009              900       1,012
Federal Home Loan Bank                               7.05%             8/19/2009              130         140
Federal Home Loan Bank                              7.155%             1/12/2010              130         142
Federal Home Loan Bank                              7.625%             5/14/2010           72,450      89,821
Federal Home Loan Bank                               6.50%             7/25/2011               80          82
Federal Home Loan Bank                               4.50%            11/15/2012           31,100      31,479
Federal Home Loan Bank                               6.45%              9/5/2013              100         103
Federal Home Loan Bank                               8.00%             1/27/2015              270         271
Federal Home Loan Bank                               8.00%             2/25/2015              130         131
Federal Home Loan Bank                               8.00%             8/14/2015              100         104
Federal Home Loan Bank                               7.00%             7/27/2016              100         100
Federal Home Loan Bank                               7.00%             7/27/2016              130         130
Federal Home Loan Bank                               6.70%             8/10/2016              270         286
Federal Home Loan Bank                               6.65%            12/29/2016               50          52
Federal Home Loan Bank                               6.70%             2/13/2017              100         105
Federal Home Loan Bank                               6.50%              3/8/2017              100         104
Federal Home Loan Bank                               7.00%             4/24/2017               80          81
Federal Home Loan Mortgage Corp.                     5.63%             1/10/2003              625         626
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                     7.00%             2/15/2003              305         307
Federal Home Loan Mortgage Corp.                    6.375%            11/15/2003              195         204
Federal Home Loan Mortgage Corp.                    5.375%              1/5/2004            7,600       7,904
Federal Home Loan Mortgage Corp.                     5.25%             2/15/2004            2,525       2,633
Federal Home Loan Mortgage Corp.                     5.00%             5/15/2004           70,650      73,978
Federal Home Loan Mortgage Corp.                     3.75%              6/4/2004              270         272
Federal Home Loan Mortgage Corp.                     6.25%             7/15/2004           73,050      78,275
Federal Home Loan Mortgage Corp.                     4.50%             8/15/2004              500         523
Federal Home Loan Mortgage Corp.                    6.875%             1/15/2005           79,525      87,506
Federal Home Loan Mortgage Corp.                     4.50%             4/15/2005              250         252
Federal Home Loan Mortgage Corp.                     7.00%             7/15/2005          323,075     362,219
Federal Home Loan Mortgage Corp.                     5.25%             1/15/2006              145         157
Federal Home Loan Mortgage Corp.                     6.75%             5/30/2006            1,250       1,423
Federal Home Loan Mortgage Corp.                     5.75%             4/15/2008          151,300     169,730
Federal Home Loan Mortgage Corp.                     5.75%             4/29/2009              315         329
Federal Home Loan Mortgage Corp.                    6.625%             9/15/2009           12,350      14,465
Federal Home Loan Mortgage Corp.                     7.00%             3/15/2010           98,925     118,466
Federal Home Loan Mortgage Corp.                    6.875%             9/15/2010           69,225      82,839
Federal Home Loan Mortgage Corp.                     6.00%             6/15/2011              545         615
Federal Home Loan Mortgage Corp.                     6.65%             3/18/2013              270         273
Federal Home Loan Mortgage Corp.                     6.65%             4/11/2016              130         132
Federal Home Loan Mortgage Corp.                    6.105%            10/12/2016              210         219
Federal Home Loan Mortgage Corp.                     6.50%             6/27/2017              130         133
Federal Home Loan Mortgage Corp.                     6.00%            10/24/2017               80          80
Federal Home Loan Mortgage Corp.                     6.75%             3/15/2031           39,600      47,324
Federal National Mortgage Assn.                      5.25%             1/15/2003              750         751
Federal National Mortgage Assn.                      4.75%            11/14/2003              500         515
Federal National Mortgage Assn.                     5.125%             2/13/2004              650         677
Federal National Mortgage Assn.                      4.75%             3/15/2004              500         520
Federal National Mortgage Assn.                     3.625%             4/15/2004            1,250       1,285
Federal National Mortgage Assn.                      3.75%             5/12/2004              330         333
Federal National Mortgage Assn.                     5.625%             5/14/2004              950       1,003
Federal National Mortgage Assn.                      3.00%             6/15/2004           57,725      58,964
Federal National Mortgage Assn.                      6.50%             8/15/2004           74,470      80,265
Federal National Mortgage Assn.                      3.50%             9/15/2004              250         258
Federal National Mortgage Assn.                     7.125%             2/15/2005           49,580      54,978
Federal National Mortgage Assn.                     3.875%             3/15/2005              500         522
Federal National Mortgage Assn.                      5.75%             6/15/2005            3,270       3,564
Federal National Mortgage Assn.                      7.00%             7/15/2005          176,335     197,700
Federal National Mortgage Assn.                      5.80%             2/22/2006              200         221
Federal National Mortgage Assn.                     6.375%             8/15/2006              500         564
Federal National Mortgage Assn.                      5.25%             4/15/2007           35,560      38,928
Federal National Mortgage Assn.                      6.00%             5/15/2008           26,210      29,687
Federal National Mortgage Assn.                      6.16%              7/9/2008              500         511
Federal National Mortgage Assn.                      5.64%            12/10/2008           25,000      25,832
Federal National Mortgage Assn.                      5.80%             1/26/2009            1,000       1,038
Federal National Mortgage Assn.                      6.40%             5/14/2009           66,625      70,349
Federal National Mortgage Assn.                     6.375%             6/15/2009            2,743       3,170
Federal National Mortgage Assn.                     6.625%             9/15/2009          126,815     148,532
Federal National Mortgage Assn.                      7.25%             1/15/2010           86,265     104,403
Federal National Mortgage Assn.                      7.50%              2/2/2010              450         495
Federal National Mortgage Assn.                      6.25%              2/1/2011           14,600      16,329
=============================================================================================================

20

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                      5.50%             3/15/2011           23,975      26,316
Federal National Mortgage Assn.                     5.875%             3/21/2011              582         639
Federal National Mortgage Assn.                     6.125%             3/28/2011              310         313
Federal National Mortgage Assn.                      6.00%             5/15/2011           32,675      36,945
Federal National Mortgage Assn.                      6.25%             7/19/2011              685         724
Federal National Mortgage Assn.                      5.50%            10/18/2011              430         447
Federal National Mortgage Assn.                     5.375%            11/15/2011            3,950       4,286
Federal National Mortgage Assn.                      6.00%            12/21/2011               15          16
Federal National Mortgage Assn.                     6.125%             3/15/2012           10,590      12,083
Federal National Mortgage Assn.                     4.375%             9/15/2012            8,550       8,582
Federal National Mortgage Assn.                      6.44%             1/22/2013              270         271
Federal National Mortgage Assn.                      8.20%             3/10/2016               50          67
Federal National Mortgage Assn.                      6.10%            10/25/2016              130         136
Federal National Mortgage Assn.                      6.78%            12/28/2016               80          88
Federal National Mortgage Assn.                      6.63%             1/30/2017              210         211
Federal National Mortgage Assn.                     6.625%             3/13/2017              100         101
Federal National Mortgage Assn.                      6.50%             4/24/2017               80          87
Federal National Mortgage Assn.                      6.76%             4/24/2017              160         162
Federal National Mortgage Assn.                      6.25%             6/13/2017               80          81
Federal National Mortgage Assn.                      6.61%             6/27/2017               80          82
Federal National Mortgage Assn.                      7.00%             2/25/2022              130         131
Federal National Mortgage Assn.                      6.25%             5/15/2029              900       1,003
Federal National Mortgage Assn.                     7.125%             1/15/2030              805         997
Federal National Mortgage Assn.                      7.25%             5/15/2030          156,601     196,559
Federal National Mortgage Assn.                      8.00%              6/1/2030              986       1,061
Federal National Mortgage Assn.                      8.50%              9/1/2030               19          21
Federal National Mortgage Assn.                     6.625%            11/15/2030           40,150      47,157
Federal National Mortgage Assn.                      6.00%              8/1/2032            4,879       5,043
Resolution Funding Corp.                            8.125%            10/15/2019              550         743
Resolution Funding Corp.                            8.875%             7/15/2020              280         406
Resolution Funding Corp.                            8.625%             1/15/2030              110         159
Small Business Administration Variable Rate
  Interest Only Custodial Receipts                  2.719%             7/15/2017            5,006         253
Tennessee Valley Auth.                              5.375%            11/13/2008           32,075      35,355
Tennessee Valley Auth.                              7.125%              5/1/2030           34,650      42,475
                                                                                                 ------------
                                                                                                    2,809,213
                                                                                                 ------------
MORTGAGE-BACKED SECURITIES (34.7%)(2)
Federal Home Loan Mortgage Corp.                     4.50%             1/27/2008(1)         4,000       4,102
Federal Home Loan Mortgage Corp.                     5.00%     6/1/2007-1/1/2025(1)       132,570     136,109
Federal Home Loan Mortgage Corp.                     5.50%   12/1/2005-11/1/2032(1)       323,156     333,928
Federal Home Loan Mortgage Corp.                     6.00%    1/1/2003-12/1/2032(1)     1,009,514   1,049,663
Federal Home Loan Mortgage Corp.                     6.50%     2/1/2003-8/1/2032(1)     1,046,380   1,094,240
Federal Home Loan Mortgage Corp.                     7.00%     7/1/2003-6/1/2032(1)       510,174     537,841
Federal Home Loan Mortgage Corp.                     7.50%     8/1/2003-2/1/2032(1)       121,518     129,550
Federal Home Loan Mortgage Corp.                     8.00%     6/1/2003-1/1/2032(1)        76,636      82,557
Federal Home Loan Mortgage Corp.                     8.50%    1/1/2005-11/1/2030(1)        10,493      11,381
Federal Home Loan Mortgage Corp.                     9.00%    11/1/2005-4/1/2031(1)         7,425       8,091
Federal Home Loan Mortgage Corp.                     9.50%     4/1/2016-6/1/2025(1)         1,871       2,062
Federal Home Loan Mortgage Corp.                    10.00%     7/1/2009-4/1/2025(1)           322         359
Federal Home Loan Mortgage Corp.                    10.50%   11/1/2003-12/1/2015(1)            10          11
Federal Housing Administration                       7.43%             10/1/2020(1)           283         317
Federal National Mortgage Assn.                      4.50%              1/1/2025(1)         4,500       4,586
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                      5.00%     3/1/2006-1/1/2018(1)       116,662     119,628
Federal National Mortgage Assn.                      5.50%    11/1/2008-1/1/2033(1)       411,948     424,476
Federal National Mortgage Assn.                      6.00%    3/1/2003-11/1/2032(1)     1,110,756   1,154,788
Federal National Mortgage Assn.                      6.50%     3/1/2003-8/1/2032(1)     1,277,253   1,333,392
Federal National Mortgage Assn.                      7.00%     5/1/2003-8/1/2032(1)       401,336     422,836
Federal National Mortgage Assn.                      7.50%     9/1/2007-3/1/2032(1)       202,910     215,710
Federal National Mortgage Assn.                      8.00%    11/1/2006-6/1/2031(1)        46,700      50,300
Federal National Mortgage Assn.                      8.50%     4/1/2006-4/1/2031(1)        16,601      17,920
Federal National Mortgage Assn.                      9.00%    10/1/2003-8/1/2030(1)         3,222       3,503
Federal National Mortgage Assn.                      9.50%    6/1/2005-11/1/2025(1)         3,327       3,653
Federal National Mortgage Assn.                     10.00%     8/1/2005-6/1/2022(1)           469         516
Federal National Mortgage Assn.                     10.50%     6/1/2004-8/1/2020(1)           152         166
Government National Mortgage Assn.                   4.25%             6/20/2029(1)         5,602       5,730
Government National Mortgage Assn.                   5.00%             1/20/2018(1)         2,500       2,581
Government National Mortgage Assn.                   5.50%   2/15/2017-1/22/2033(1)        48,129      49,611
Government National Mortgage Assn.                   6.00%   3/1/2009-12/15/2032(1)       288,067     300,927
Government National Mortgage Assn.                   6.50%  10/15/2007-8/15/2032(1)       505,103     531,180
Government National Mortgage Assn.                   7.00%   11/1/2007-6/15/2032(1)       346,814     368,240
Government National Mortgage Assn.                   7.25%             9/15/2025(1)           174         186
Government National Mortgage Assn.                   7.50%   2/15/2007-6/15/2032(1)       148,806     159,189
Government National Mortgage Assn.                   7.75%             2/15/2030(1)            48          52
Government National Mortgage Assn.                   7.90%             2/15/2021(1)            21          23
Government National Mortgage Assn.                   8.00%  2/15/2007-12/15/2030(1)        78,615      85,243
Government National Mortgage Assn.                   8.50%   5/15/2010-2/15/2031(1)        16,790      18,328
Government National Mortgage Assn.                   9.00%   4/15/2005-3/15/2031(1)        25,878      28,526
Government National Mortgage Assn.                   9.50%    1/1/2004-9/15/2030(1)         4,376       4,867
Government National Mortgage Assn.                  10.00%   9/15/2003-8/15/2025(1)           981       1,102
Government National Mortgage Assn.                  10.50%   7/15/2015-1/15/2021(1)           660         748
Government National Mortgage Assn.                  11.50%  3/15/2010-11/15/2017(1)           98          111
                                                                                                 ------------
                                                                                                    8,698,329
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $14,269,176)                                                                                15,014,562
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (35.3%)
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES--FIXED RATE (4.6%)(2)
Bank of America Mortgage Securities                 4.654%             7/25/2032(1)        12,113      12,332
Bank One Issuance Trust                              2.96%            10/23/2005(1)        42,400      42,851
Bear Stearns Commercial Mortgage Securities Inc.     5.61%             8/15/2011(1)         7,550       8,127
California Infrastructure & Econ. Dev. Bank
  Special Purpose Trust PG&E-1                       6.42%             9/25/2008(1)        47,255      51,562
California Infrastructure & Econ. Dev. Bank
  Special Purpose Trust SCE-1                        6.38%             9/25/2008(1)        43,255      47,136
California Infrastructure & Econ. Dev. Bank
  Special Purpose Trust SDG&E                        6.31%             9/25/2008(1)         7,747       8,430
Capital Auto Receivables Asset Trust                 4.16%             7/16/2007(1)        14,975      15,656
Capital One Auto Finance Trust                       4.88%             9/15/2008(1)        16,175      17,079
Centex Home Equity Loan Trust                        4.64%             8/25/2026(1)         8,400       8,687
Chase Manhattan Auto Owner Trust                     4.24%             9/15/2008(1)        22,250      23,275
CIT RV Trust                                         5.96%             4/15/2011(1)        12,343      12,422
Citibank Credit Card Master Trust                    5.50%             2/15/2006(1)           350         365
Citibank Credit Card Master Trust                    4.95%              2/9/2009(1)        43,650      46,759
Citibank Credit Card Master Trust                   5.875%             3/10/2011(1)         3,200       3,546
=============================================================================================================

22

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
ComEd Transitional Funding Trust                     5.63%             6/25/2006(1)           510         556
Commercial Mortgage Lease-Backed Certificate        6.746%             6/20/2031(1)(3)     20,584      22,777
Countrywide Home Loan                               4.633%              7/1/2032(1)        17,503      17,744
DaimlerChrysler Auto Trust                           2.56%            10/25/2004(1)        55,750      56,242
DaimlerChrysler Auto Trust                           3.09%            10/25/2005(1)        16,000      16,211
Discover Card Master Trust I                         5.60%             5/16/2006(1)           750         776
Discover Card Master Trust I                         6.85%             7/17/2007(1)           250         274
First Union Corp.                                   6.223%            12/12/2033(1)        12,050      13,348
Ford Credit Auto Owner Trust                         7.09%            11/17/2003(1)            31          31
Ford Credit Auto Owner Trust                         7.40%             4/15/2005(1)        18,300      18,998
Ford Credit Auto Owner Trust                         3.62%             1/15/2006(1)        20,400      20,730
Ford Credit Auto Owner Trust                         4.36%             8/15/2006(1)        23,200      24,142
Ford Credit Auto Owner Trust                         3.13%            11/15/2006(1)        27,700      28,266
GMAC Capital Auto Receivables Asset Trust            2.64%            11/15/2005(1)        35,000      35,219
Harley-Davidson Motorcycle Trust                     4.50%             1/15/2010(1)        12,350      13,015
Honda Auto Receivables Owner Trust                   2.19%             9/15/2006(1)        47,250      47,665
Honda Auto Receivables Owner Trust                   4.22%             4/15/2007(1)        30,775      32,167
Hyundai Auto Receivables Trust                       2.80%             2/15/2007(1)(3)     16,300      16,538
Mach One CDO, Ltd.                                   6.70%             3/15/2030(1)(3)      4,386       4,825
Marshall & Ilsley Auto Loan Trust                    2.49%            10/22/2007(1)        38,200      38,485
Marshall & Ilsley Auto Loan Trust                    3.04%            10/20/2008(1)         8,100       8,149
MBNA Master Credit Card Trust                        4.95%             6/15/2009(1)        43,950      47,114
Nissan Auto Receivables                              4.60%             9/15/2005(1)        26,525      27,881
PECO Energy Transition Trust                         5.63%              3/1/2005(1)        17,173      17,287
PECO Energy Transition Trust                         5.80%              3/1/2007(1)         8,289       8,816
PECO Energy Transition Trust                         6.05%              3/1/2009(1)        14,800      16,344
PP&L Transition Bond Co. LLC                         6.96%            12/26/2007(1)         6,900       7,648
PP&L Transition Bond Co. LLC                         7.15%             6/25/2009(1)           850         996
PSE&G Transition Funding LLC                         6.89%            12/15/2017(1)        19,800      22,925
Residential Asset Securities Corp.                  4.988%             2/25/2027(1)        40,150      41,971
Sears Credit Account Master Trust                    6.35%             2/16/2007(1)         5,000       5,018
Sears Credit Account Master Trust                    6.05%             1/15/2008(1)         9,042       9,274
Standard Credit Card Master Trust                    6.55%             10/7/2007(1)         2,850       3,149
Toyota Auto Receivables Owner Trust                  2.65%            11/15/2006(1)        22,950      23,228
Toyota Auto Receivables Owner Trust                  4.00%             7/15/2008(1)        10,000      10,391
USAA Auto Owner Trust                                2.41%            10/16/2006(1)        35,000      35,276
USAA Auto Owner Trust                                2.93%             7/16/2007(1)         3,200       3,223
Volkswagen Auto Lease Trust                          2.36%            12/20/2005(1)        52,300      52,645
WFS Financial Owner Trust                            4.50%             2/20/2010(1)        16,500      17,380
Washington Mutual Mortgage
  Pass-Through Certificate                          5.435%             2/25/2032(1)        16,625      17,052
Washington Mutual Mortgage
  Pass-Through Certificate                           5.55%             3/25/2032(1)        18,925      19,354
Washington Mutual Mortgage
  Pass-Through Certificate                          5.598%             4/25/2032(1)        32,850      33,515
World Omni Master Owner Trust                        3.79%            11/20/2005(1)        16,825      17,138
                                                                                                 ------------
                                                                                                    1,152,010
                                                                                                 ------------
ASSET-BACKED SECURITIES--FLOATING RATE (3.3%) (2)
American Express Credit Card Master Trust            1.99%             8/15/2004(1)        46,000      46,043
American Express Credit Card Master Trust            1.56%            12/15/2006(1)         9,400       9,412
Bank of America Credit Card Master Trust             1.53%             3/17/2003(1)         5,000       5,000
Capital One Credit Card Master Trust                 1.94%             8/15/2006(1)        24,000      24,017
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
CARCO Auto Loan Master Trust                        1.872%            11/15/2005(1)        20,000      19,997
Chase Credit Card Master Trust                       1.49%             5/17/2004(1)        50,000      50,024
Chase Credit Card Master Trust                       1.52%             7/15/2005(1)        12,500      12,501
Chase Credit Card Master Trust                       1.96%             1/15/2006(1)        78,000      78,073
Chase Credit Card Master Trust                       1.97%             7/15/2006(1)        30,000      30,025
Chase Credit Card Master Trust                       1.58%             9/15/2006(1)        47,500      47,582
Chase Credit Card Master Trust                       1.51%            10/15/2006(1)        10,000      10,007
Chase Credit Card Master Trust                      1.923%             2/15/2007(1)         5,000       5,004
Discover Card Master Trust I                         1.51%             4/15/2004(1)        25,000      25,015
Discover Card Master Trust I                         1.60%            12/18/2006(1)         5,000       5,009
Discover Card Master Trust I                         1.70%             2/16/2007(1)        29,900      30,011
Discover Card Master Trust I                         1.55%             4/16/2007(1)         6,050       6,058
Discover Card Master Trust I                         1.46%             7/15/2007(1)        16,500      16,507
First Bankcard Master Credit Card Trust             1.531%            11/15/2006(1)       102,000     102,075
First Chicago Master Trust II                        1.57%             6/15/2005(1)        23,000      23,010
First USA Credit Card Master Trust                   1.50%             9/10/2006(1)        12,500      12,510
First USA Credit Card Master Trust                   1.51%            11/20/2006(1)         2,500       2,501
First USA Credit Card Master Trust                   1.98%            12/19/2006(1)        14,810      14,830
Ford Credit Floor Plan Master Owner Trust           1.471%             7/17/2006(1)        12,725      12,732
MBNA Master Credit Card Trust                       1.511%             3/15/2006(1)        50,000      50,024
MBNA Master Credit Card Trust                        1.55%             2/15/2007(1)        23,800      23,832
Superior Wholesale Inventory Finance Trust          1.892%             3/15/2006(1)        40,000      40,021
Superior Wholesale Inventory Finance Trust          1.545%             5/15/2006(1)        30,000      30,000
Superior Wholesale Inventory Finance Trust           1.50%             6/15/2006(1)         5,500       5,503
Target Credit Card Master Trust                      1.49%             7/25/2008(1)        75,000      74,684
Wachovia Credit Card Master Trust                    1.57%             8/15/2006(1)        10,000      10,010
World Omni Master Owner Trust                        1.55%             2/15/2006(1)        17,315      17,313
                                                                                                 ------------
                                                                                                      839,330
                                                                                                 ------------
FINANCE (11.8%)
  BANKING (4.4%)
  Abbey National Capital Trust I                    8.963%            12/29/2049            3,265       3,967
  Abbey National PLC                                 7.95%            10/26/2029           17,715      21,512
  Associates Corp. of North America                  5.75%            10/15/2003            1,200       1,239
  Associates Corp. of North America                  5.75%             11/1/2003              990       1,024
  BBVA-Bancomer Capital Trust I                     10.50%             2/16/2011(3)        29,200      32,412
  Bank of America Corp.                             7.125%             9/15/2006            3,000       3,407
  Bank of America Corp.                              8.50%             1/15/2007            5,000       5,982
  Bank of America Corp.                              5.25%              2/1/2007           20,000      21,503
  Bank of America Corp.                              7.40%             1/15/2011               35          41
  Bank of America Corp.                             10.20%             7/15/2015           10,290      14,564
  Bank of New York                                   3.75%             2/15/2008           10,720      10,819
  Bank One Corp.                                     6.50%              2/1/2006           11,055      12,184
  Bank One Corp.                                    6.875%              8/1/2006            9,585      10,805
  Bank One Corp.                                     5.50%             3/26/2007           12,890      13,903
  Bank One Corp.                                    7.875%              8/1/2010            8,905      10,742
  BankAmerica Capital II                             8.00%            12/15/2026              250         285
  BankAmerica Corp.                                 6.625%             6/15/2004            5,250       5,620
  BankAmerica Corp.                                 7.625%             6/15/2004            1,630       1,757
  BankAmerica Corp.                                 6.625%            10/15/2007            7,500       8,537
  Barclays Bank PLC                                  8.55%             6/15/2011(3)        10,800      12,930
  Barclays Bank PLC                                 7.375%            12/15/2011(3)        13,525      15,174
  The Chase Manhattan Corp.                          5.75%             4/15/2004            5,975       6,224
=============================================================================================================

24

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  The Chase Manhattan Corp.                          6.00%             11/1/2005            3,665       3,952
  The Chase Manhattan Corp.                         7.125%              2/1/2007            6,122       6,814
  The Chase Manhattan Corp.                         6.375%              4/1/2008               75          82
  Citicorp                                          7.125%              6/1/2003              135         138
  Citicorp                                          7.125%             3/15/2004            1,550       1,642
  Citicorp                                           7.00%              7/1/2007              400         453
  Citicorp Capital II                               8.015%             2/15/2027            1,300       1,434
  Citicorp Lease Pass-Through Trust                  7.22%             6/15/2005(1)(3)      4,665       5,107
  Citicorp Lease Pass-Through Trust                  8.04%            12/15/2019(3)        18,025      20,799
  Citigroup Inc.                                    4.125%             6/30/2005           56,000      58,469
  Citigroup Inc.                                     6.75%             12/1/2005           34,900      38,818
  Citigroup Inc.                                     5.50%              8/9/2006           39,000      42,044
  Citigroup Inc.                                     6.20%             3/15/2009              140         151
  Citigroup Inc.                                     7.25%             10/1/2010            9,905      11,398
  Citigroup Inc.                                    5.625%             8/27/2012            7,900       8,314
  Commercial Credit Corp.                            5.90%              9/1/2003              550         566
  Commercial Credit Corp.                           6.625%            11/15/2006            2,000       2,220
  CoreStates Capital Corp.                          9.375%             4/15/2003            1,750       1,787
  CoreStates Capital Corp.                          6.625%             3/15/2005            5,900       6,436
  CoreStates Capital Corp.                           8.00%            12/15/2026(3)        13,475      14,852
  Credit Suisse First Boston USA Inc.                5.75%             4/15/2007           51,375      54,640
  Donaldson Lufkin & Jenrette, Inc.                  8.00%              3/1/2005            6,000       6,574
  Fifth Third Bancorp                                6.75%             7/15/2005            4,500       4,943
  First Bank NA                                      7.55%             6/15/2004           10,000      10,809
  First Bank System                                 7.625%              5/1/2005            5,000       5,610
  First Chicago Corp.                               7.625%             1/15/2003            2,400       2,404
  First Chicago Corp.                               6.875%             6/15/2003            5,000       5,114
  First Union Corp.                                 6.625%             7/15/2005            8,063       8,881
  First Union Corp.                                  7.55%             8/18/2005            5,000       5,634
  First Union Corp.                                  7.80%             8/18/2010           10,000      12,154
  Fleet Boston Financial Corp.                       7.25%             9/15/2005            4,175       4,619
  Fleet Boston Financial Corp.                      4.875%             12/1/2006           26,150      27,351
  Fleet Capital Trust II                             7.92%            12/11/2026            3,040       3,257
  Fleet Financial Group, Inc.                       6.875%              3/1/2003            1,100       1,109
  Fleet Financial Group, Inc.                       7.125%             4/15/2006            5,700       6,245
  Fleet/Norstar Group                               8.125%              7/1/2004            4,600       4,988
  Golden West Financial                             4.125%             8/15/2007           15,000      15,407
  HSBC Bank PLC                                      6.95%             3/15/2011           11,700      13,289
  HSBC Holdings PLC                                  7.50%             7/15/2009            2,500       2,969
  ING Capital Funding Trust III                     8.439%            12/31/2010           14,925      17,152
  J.P. Morgan Chase & Co.                            6.50%              8/1/2005            3,625       3,929
  J.P. Morgan Chase & Co.                           5.625%             8/15/2006           13,125      13,938
  J.P. Morgan Chase & Co.                           6.875%             1/15/2007           11,000      12,160
  J.P. Morgan Chase & Co.                            5.25%             5/30/2007           10,685      11,315
  Manufacturers & Traders Bank                       8.00%             10/1/2010            6,000       7,200
  MBNA America Bank NA                              5.375%             1/15/2008            1,000       1,021
  Marshall & Ilsley Bank                            4.125%              9/4/2007            5,000       5,163
  Mellon Bank NA                                     6.75%              6/1/2003            2,775       2,830
  Mellon Bank NA                                     6.50%              8/1/2005            5,300       5,706
  Mellon Bank NA                                    7.375%             5/15/2007            3,500       4,059
  Mellon Capital II                                 7.995%             1/15/2027            6,150       6,853
  Mellon Financial Co.                               5.75%            11/15/2003            4,400       4,553
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Mercantile Bancorp (Firstar)                       7.30%             6/15/2007            2,500       2,899
  NB Capital Trust II                                7.83%            12/15/2026            5,000       5,500
  NB Capital Trust IV                                8.25%             4/15/2027            3,400       3,921
  National City Corp.                                7.20%             5/15/2005            9,200      10,174
  National Westminster Bancorp Inc.                 9.375%            11/15/2003            1,950       2,080
  NationsBank Corp.                                  6.50%             3/15/2006            1,000       1,104
  NationsBank Corp.                                  6.95%             3/20/2006            3,000       3,354
  NationsBank Corp.                                  7.50%             9/15/2006            2,500       2,871
  NationsBank Corp.                                 6.375%             2/15/2008            1,240       1,388
  NationsBank Corp.                                  7.25%            10/15/2025            1,125       1,307
  Norwest Corp.                                      5.75%              2/1/2003            4,000       4,011
  Norwest Corp.                                      6.65%            10/15/2023               40          43
  PNC Funding Corp.                                  7.00%              9/1/2004            5,500       5,919
  PNC Funding Corp.                                  5.75%              8/1/2006            4,000       4,271
  PNC Funding Corp.                                  6.50%              5/1/2008              500         540
  PaineWebber Group, Inc.                           7.875%             2/15/2003            2,250       2,265
  PaineWebber Group, Inc.                           6.375%             5/15/2004              850         902
  Regions Financial Corp.                            7.00%              3/1/2011            2,500       2,912
  Regions Financial Corp.                           6.375%             5/15/2012           18,125      20,306
  Republic New York Corp.                            9.70%              2/1/2009            5,000       6,357
  Republic New York Corp.                            7.75%             5/15/2009            4,300       5,082
  Royal Bank of Scotland PLC                        7.648%             9/30/2031           20,295      21,919
  Santander Central Hispano SA                      7.625%             9/14/2010              325         369
  Sanwa Bank Ltd.                                    7.40%             6/15/2011            1,600       1,569
  Standard Chartered Bank                            8.00%             5/30/2031(3)         7,675       8,842
  Sumitomo Mitsui Banking Corp.                      8.00%             6/15/2012            3,765       4,202
  SunTrust Banks, Inc.                              7.375%              7/1/2006            3,500       3,986
  SunTrust Banks, Inc.                               6.00%             2/15/2026            4,500       4,907
  Suntrust Capital                                   7.90%             6/15/2027            1,885       2,090
  Swiss Bank Corp.                                   7.25%              9/1/2006            2,500       2,823
  Swiss Bank Corp.                                  7.375%             7/15/2015            1,825       2,190
  Swiss Bank Corp.                                   7.00%            10/15/2015              750         884
  Swiss Bank Corp.                                  7.375%             6/15/2017            1,600       1,920
  Synovus Financial Corp.                            7.25%            12/15/2005           16,325      17,920
  UBS Preferred Funding Trust I                     8.622%             10/1/2010           19,925      23,855
  UBS Preferred Funding Trust II                    7.247%             6/29/2049            4,650       5,216
  US Bancorp                                        6.875%             12/1/2004           22,075      24,118
  US Bancorp                                         8.27%            12/15/2026            3,250       3,574
  Union Planters Corp.                               7.75%              3/1/2011           28,225      33,027
  Wachovia Corp.                                    6.375%             4/15/2003              110         111
  Wachovia Corp.                                     6.80%              6/1/2005           10,000      11,034
  Wachovia Corp.                                     4.95%             11/1/2006           29,425      31,390
  Wachovia Corp.                                    6.625%            11/15/2006              750         838
  Wachovia Corp.                                     6.25%              8/4/2008              850         949
  Wachovia Corp.                                    7.875%             2/15/2010            5,550       6,647
  Washington Mutual Bank                             5.50%             1/15/2013            6,000       6,136
  Washington Mutual Bank                            6.875%             6/15/2011           33,345      37,181
  Wells Fargo & Co.                                 6.125%             11/1/2003            5,000       5,186
  Wells Fargo & Co.                                 6.875%              4/1/2006            5,700       6,329
  Wells Fargo & Co.                                  6.75%             10/1/2006            1,000       1,119
  Wells Fargo & Co.                                  6.85%             7/15/2009            3,000       3,370
  Wells Fargo & Co.                                  6.45%              2/1/2011            2,485       2,798
=============================================================================================================

26

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  BROKERAGE (2.0%)
  Bear Stearns & Co., Inc.                          6.625%             1/15/2004            2,000       2,095
  Bear Stearns & Co., Inc.                           7.80%             8/15/2007            8,900      10,354
  Bear Stearns & Co., Inc.                           4.00%             1/31/2008           10,000      10,141
  Bear Stearns & Co., Inc.                           5.70%            11/15/2014(1)        16,900      17,304
  Dean Witter, Discover & Co.                       6.875%              3/1/2003            1,800       1,815
  Dean Witter, Discover & Co.                        6.75%            10/15/2013              800         892
  Fidelity Investments                               7.49%             6/15/2019(3)         1,000       1,148
  Goldman Sachs Group Inc.                          7.625%             8/17/2005           13,900      15,624
  Goldman Sachs Group Inc.                          6.875%             1/15/2011               20          22
  Goldman Sachs Group Inc.                           6.60%             1/15/2012               55          61
  Goldman Sachs Group Inc.                           5.70%              9/1/2012            6,500       6,771
  Goldman Sachs Group Inc.                           5.50%             5/15/2014           18,150      18,298
  Lehman Brothers Holdings Inc.                      7.75%             1/15/2005              500         553
  Lehman Brothers Holdings Inc.                     6.625%              2/5/2006           15,550      17,085
  Lehman Brothers Holdings Inc.                      6.25%             5/15/2006           86,235      94,307
  Lehman Brothers Holdings Inc.                     7.625%              6/1/2006            5,000       5,650
  Lehman Brothers Holdings Inc.                      7.50%              9/1/2006            5,000       5,683
  Merrill Lynch & Co., Inc.                          6.80%             11/3/2003            6,000       6,257
  Merrill Lynch & Co., Inc.                          5.88%             1/15/2004            6,925       7,201
  Merrill Lynch & Co., Inc.                          5.35%             6/15/2004           26,957      28,155
  Merrill Lynch & Co., Inc.                          7.00%             3/15/2006              300         331
  Merrill Lynch & Co., Inc.                          4.00%            11/15/2007            4,000       4,047
  Merrill Lynch & Co., Inc.                         6.875%            11/15/2018            3,150       3,468
  Morgan Stanley Dean Witter Discover & Co.         5.625%             1/20/2004           10,400      10,777
  Morgan Stanley Dean Witter Discover & Co.          7.75%             6/15/2005            8,300       9,292
  Morgan Stanley Dean Witter Discover & Co.          6.10%             4/15/2006           35,575      38,696
  Morgan Stanley Dean Witter Discover & Co.          5.80%              4/1/2007           42,975      46,829
  Morgan Stanley Dean Witter Discover & Co.          7.00%             10/1/2013              700         797
  Morgan Stanley Dean Witter Discover & Co.          7.25%              4/1/2032            6,215       7,058
  Salomon Smith Barney Holdings Inc.                5.875%             3/15/2006           25,075      27,092
  Salomon Smith Barney Holdings Inc.                7.375%             5/15/2007              500         573
  Spear, Leeds & Kellogg, LP                         8.25%             8/15/2005(3)        48,050      54,619
  Waddell & Reed Financial                           7.50%             1/18/2006           40,600      43,776

  FINANCE COMPANIES (3.6%)
  American Express Co.                               3.75%            11/20/2007            6,125       6,206
  American General Finance Corp.                    6.375%              3/1/2003              900         907
  American General Finance Corp.                     6.20%             3/15/2003            3,100       3,127
  Associates Corp.                                   6.44%             1/15/2004            1,625       1,698
  Boeing Capital Corp.                               5.75%             2/15/2007            3,000       3,170
  Boeing Capital Corp.                               6.50%             2/15/2012           21,600      23,058
  Boeing Capital Corp.                               5.80%             1/15/2013           12,000      12,214
  CIT Group Holdings                                7.375%              4/2/2007            4,400       4,776
  CIT Group Holdings                                 7.75%              4/2/2012            4,400       4,878
  Capital One Bank                                  6.875%              2/1/2006           15,425      15,117
  Countrywide Funding Corp.                          6.28%             1/15/2003            2,000       2,002
  Countrywide Funding Corp.                          7.26%             5/10/2004            2,000       2,127
  Countrywide Home Loan                              6.45%             2/27/2003            1,000       1,007
  Countrywide Home Loan                              5.50%              8/1/2006           56,450      59,852
  Countrywide Home Loan                              5.50%              2/1/2007            1,200       1,273
  Countrywide Home Loan                             5.625%             5/15/2007           15,645      16,728
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Ford Motor Credit Co.                              7.50%             3/15/2005            1,250       1,277
  Ford Motor Credit Co.                             6.875%              2/1/2006           28,300      28,409
  Ford Motor Credit Co.                              6.50%             1/25/2007           74,335      73,599
  Ford Motor Credit Co.                              7.75%             2/15/2007              800         824
  Ford Motor Credit Co.                              5.80%             1/12/2009            5,000       4,636
  Ford Motor Credit Co.                             7.375%            10/28/2009            3,850       3,791
  Ford Motor Credit Co.                              7.25%            10/25/2011           26,000      25,234
  General Electric Capital Corp.                     5.00%             2/15/2007            1,000       1,060
  General Electric Capital Corp.                    5.375%             3/15/2007           41,700      44,785
  General Electric Capital Corp.                    4.625%             9/15/2009           20,500      20,945
  General Electric Capital Corp.                     8.30%             9/20/2009              275         335
  General Electric Capital Corp.                    6.125%             2/22/2011            6,000       6,465
  General Electric Capital Corp.                    5.875%             2/15/2012               90          96
  General Electric Capital Corp.                     6.75%             3/15/2032           32,845      36,484
  General Motors Acceptance Corp.                    7.48%             2/28/2003            1,000       1,006
  General Motors Acceptance Corp.                    5.80%             3/12/2003           28,000      28,120
  General Motors Acceptance Corp.                    5.25%             5/16/2005           31,950      32,127
  General Motors Acceptance Corp.                    7.50%             7/15/2005            3,000       3,153
  General Motors Acceptance Corp.                   6.625%            10/15/2005              900         931
  General Motors Acceptance Corp.                    6.75%             1/15/2006            4,500       4,656
  General Motors Acceptance Corp.                   6.125%             9/15/2006           37,600      38,194
  General Motors Acceptance Corp.                   6.125%              2/1/2007            7,300       7,416
  General Motors Acceptance Corp.                    7.75%             1/19/2010            5,690       5,967
  General Motors Acceptance Corp.                   6.875%             9/15/2011           31,715      31,629
  General Motors Acceptance Corp.                    7.00%              2/1/2012           20,705      20,821
  General Motors Acceptance Corp.                   6.875%             8/28/2012           15,500      15,348
  General Motors Acceptance Corp.                    8.00%             11/1/2031            3,800       3,827
  Household Finance Corp.                            7.25%             7/15/2003            1,000       1,018
  Household Finance Corp.                            8.00%              5/9/2005            5,000       5,435
  Household Finance Corp.                            6.50%             1/24/2006           40,000      42,218
  Household Finance Corp.                            7.20%             7/15/2006            8,325       9,041
  Household Finance Corp.                            5.75%             1/30/2007               95          99
  Household Finance Corp.                            7.65%             5/15/2007            3,250       3,617
  Household Finance Corp.                           5.875%              2/1/2009              360         367
  Household Finance Corp.                            6.45%              2/1/2009            2,430       2,539
  Household Finance Corp.                           6.375%            10/15/2011           12,775      13,394
  Household Finance Corp.                            7.00%             5/15/2012           12,400      13,588
  Household Finance Corp.                            7.35%            11/26/2032            3,650       3,962
  International Lease Finance Corp.                 5.625%              6/1/2007           50,750      52,939
  John Deere Capital Corp.                           7.00%             3/15/2012            8,750      10,156
  MBNA America Bank NA                               7.75%             9/15/2005           31,650      34,230
  Norwest Financial, Inc.                            7.20%              5/1/2007            1,005       1,159
  Norwest Financial, Inc.                            6.25%            12/15/2007            2,000       2,262
  Pitney Bowes Credit Corp.                          9.25%             6/15/2008            1,500       1,867
  SLM Corp.                                          5.05%            11/14/2014            2,700       2,694
  Toyota Motor Credit                               5.625%            11/13/2003            3,750       3,878
  USA Education Inc.                                5.625%             4/10/2007           56,450      61,826
  Washington Mutual Finance Corp.                    6.25%             5/15/2006           24,775      26,807

  INSURANCE (1.2%)
  ACE Capital Trust II                               9.70%              4/1/2030            3,000       3,594
  Ace Ltd.                                           6.00%              4/1/2007           29,600      30,930
=============================================================================================================

28

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  AIG SunAmerica Global Financing IX                 6.90%             3/15/2032(3)         5,410       6,196
  Allstate Corp.                                    5.375%             12/1/2006            9,000       9,702
  Allstate Corp.                                     7.20%             12/1/2009            9,890      11,367
  American General Capital II                        8.50%              7/1/2030           12,690      15,892
  American International Group                       2.85%             12/1/2005           13,500      13,572
  Fidelity National Financial Inc.                   7.30%             8/15/2011           15,500      17,151
  John Hancock Global Funding II                    5.625%             6/27/2006(3)        26,250      27,802
  Jackson National Life Insurance Co.                5.25%             3/15/2007(3)        31,125      32,854
  Jackson National Life Insurance Co.               6.125%             5/30/2012(3)         4,950       5,243
  Lincoln National Corp.                             6.20%            12/15/2011              575         609
  Marsh & McLennan Cos. Inc.                         6.25%             3/15/2012            8,800       9,735
  Metlife Inc.                                       5.25%             12/1/2006           11,375      12,124
  Monumental Global Funding II                       6.05%             1/19/2006(3)        26,725      28,991
  NAC Re Corp.                                       7.15%            11/15/2005            1,500       1,661
  Nationwide Life Global Funding                     5.35%             2/15/2007(3)        23,225      24,507
  Principal Life Global Funding I                   6.125%              3/1/2006(3)        14,600      15,719
  Progressive Corp.                                 6.625%              3/1/2029            4,600       4,879
  Prudential Holdings, LLC                          8.695%            12/18/2023(3)         6,500       7,246
  Prudential Insurance Co. of America               6.375%             7/23/2006(3)         2,000       2,144
  Prudential Insurance Co. of America                8.30%              7/1/2025(3)         4,925       5,515
  Reinsurance Group of America                       6.75%            12/15/2011           11,500      12,159
  St. Paul Cos. Inc.                                 5.75%             3/15/2007            4,450       4,618
  Travelers Property Casualty Corp.                  7.75%             4/15/2026            1,000       1,122

  REAL ESTATE INVESTMENT TRUSTS (0.6%)
  Camden Property Trust                              7.00%            11/15/2006            6,250       6,799
  EOP Operating LP                                   7.75%            11/15/2007            3,200       3,638
  EOP Operating LP                                  7.875%             7/15/2031            3,850       4,185
  Equity Residential Properties Trust                6.95%              3/2/2011            1,500       1,645
  Equity Residential Properties Trust               6.625%             3/15/2012           14,150      15,301
  First Industrial LP                               6.875%             4/15/2012            2,000       2,125
  HRPT Properties Trust                              6.50%             1/15/2013            6,800       6,967
  Health Care Property Investment Inc.               6.45%             6/25/2012           10,425      10,561
  Mack-Cali Realty Corp.                             7.00%             3/15/2004            5,000       5,229
  New Plan Excel Realty Trust                       5.875%             6/15/2007            7,125       7,462
  Realty Income Corp.                                7.75%              5/6/2007            5,000       5,354
  Regency Centers LP                                 6.75%             1/15/2012            8,250       8,876
  Security Capital Pacific Trust                     8.05%              4/1/2017            4,300       4,737
  Simon DeBartolo Group, Inc.                        6.75%             7/15/2004           10,000      10,485
  Simon DeBartolo Group, Inc.                        6.75%             6/15/2005              265         282
  Simon Property Group LP                           6.375%            11/15/2007           30,200      32,587
  Susa Partnership LP                                7.00%             12/1/2007            3,950       4,472
  Susa Partnership LP                                7.50%             12/1/2027            5,025       5,678
  Vornado Realty                                    5.625%             6/15/2007           18,425      18,737
                                                                                                 ------------
                                                                                                    2,945,282
                                                                                                 ------------
INDUSTRIAL (13.0%)
  BASIC INDUSTRY (1.1%)
  Alcoa Inc.                                         4.25%             8/15/2007           34,850      36,281
  Celulosa Arauco Constitution SA                   8.625%             8/15/2010            7,350       8,410
  Cemex SA de CV                                    8.625%             7/18/2003(3)         6,025       6,228
  Cemex SA de CV                                    9.625%             10/1/2009            5,000       5,625
  Chevron Philips Chemical Co.                      5.375%             6/15/2007           15,050      15,827
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Corporacion Nacional del
    Cobre de Chile (CODELCO)                        7.375%              5/1/2009(3)         5,800       6,401
  Domtar Inc.                                       7.875%            10/15/2011           13,200      15,393
  Dow Chemical Co.                                   8.50%              6/8/2010            2,500       3,000
  Dow Chemical Co.                                  6.125%              2/1/2011            9,525       9,836
  Dow Chemical Co.                                  7.375%             11/1/2029            3,400       3,624
  Eastman Chemical Co.                              6.375%             1/15/2004           10,850      11,308
  Eastman Chemical Co.                               7.00%             4/15/2012            1,525       1,705
  Eastman Chemical Co.                               7.60%              2/1/2027            2,838       3,183
  International Paper Co.                           7.875%              8/1/2006            1,515       1,703
  Kennametal Inc.                                    7.20%             6/15/2012            1,875       1,938
  Potash Corp. of Saskatchewan                       7.75%             5/31/2011           11,575      13,547
  Praxair, Inc.                                      6.90%             11/1/2006           14,525      16,258
  Rohm & Haas Co.                                    6.95%             7/15/2004            6,750       7,234
  Rohm & Haas Co.                                    7.40%             7/15/2009              495         571
  Rohm & Haas Co.                                    9.80%             4/15/2020(1)         3,894       4,996
  Sappi Papier Holding AG                            6.75%             6/15/2012(3)         8,690       9,606
  Sappi Papier Holding AG                            7.50%             6/15/2032(3)         6,300       7,045
  Union Carbide Corp.                                6.75%              4/1/2003            3,500       3,520
  Union Carbide Corp.                               7.875%              4/1/2023            4,755       4,822
  Union Carbide Corp.                                7.75%             10/1/2096            7,250       6,700
  Vale Overseas Ltd.                                8.625%              3/8/2007            7,750       7,779
  Westvaco Corp.                                     8.20%             1/15/2030            1,175       1,388
  Weyerhaeuser Co.                                   5.50%             3/15/2005           29,010      30,330
  Weyerhaeuser Co.                                  6.125%             3/15/2007           10,000      10,692
  Weyerhaeuser Co.                                   6.75%             3/15/2012            8,650       9,431
  Weyerhaeuser Co.                                  7.375%             3/15/2032           17,555      19,051

  CAPITAL GOODS (1.1%)
  Bae Systems Holdings Inc.                          6.40%            12/15/2011(3)        22,775      23,060
  The Boeing Co.                                     8.75%             8/15/2021            1,650       2,040
  The Boeing Co.                                    6.625%             2/15/2038           10,750      10,808
  Bombardier Capital Corp.                          6.125%             6/29/2006(3)        12,025      10,934
  British Aerospace                                 7.156%            12/15/2011(1)(3)     14,582      15,348
  Caterpillar, Inc.                                  9.00%             4/15/2006            1,600       1,898
  Caterpillar, Inc.                                  5.95%              5/1/2006            3,500       3,825
  Caterpillar, Inc.                                  6.95%              5/1/2042            1,525       1,773
  Caterpillar, Inc.                                 7.375%              3/1/2097            8,300       9,734
  CRH Capital Inc.                                   6.95%             3/15/2012            6,810       7,626
  Deere & Co.                                        8.50%              1/9/2022              260         331
  Emerson Electric                                  4.625%            10/15/2012            4,000       4,003
  Goodrich Corp.                                     6.45%            12/15/2007            1,000       1,019
  Hutchison Whampoa International Ltd.               7.00%             2/16/2011(3)         2,250       2,405
  Ingersoll-Rand Co.                                 6.25%             5/15/2006           14,850      16,262
  Lafarge Corp.                                     6.375%             7/15/2005            2,000       2,158
  Lockheed Martin Corp.                              7.65%              5/1/2016            4,350       5,396
  Lockheed Martin Corp.                              8.50%             12/1/2029            9,750      13,008
  Masco Corp.                                        6.75%             3/15/2006           22,700      24,752
  Masco Corp.                                        7.75%              8/1/2029              450         535
  Noranda Inc.                                       7.25%             7/15/2012            1,925       1,943
  Raytheon Co.                                       4.50%            11/15/2007            2,000       2,028
  Raytheon Co.                                       6.15%             11/1/2008            2,000       2,165
=============================================================================================================

30

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Raytheon Co.                                       5.50%            11/15/2012            3,000       3,047
  Raytheon Co.                                       7.20%             8/15/2027            2,000       2,161
  Republic Services Inc.                            7.125%             5/15/2009            9,265      10,574
  Republic Services Inc.                             6.75%             8/15/2011           15,000      16,503
  Textron Inc.                                       6.50%              6/1/2012            9,025       9,878
  USA Waste Services                                7.125%             10/1/2007              250         275
  United Technologies Corp.                         4.875%             11/1/2006           29,475      31,310
  United Technologies Corp.                         8.875%            11/15/2019            4,000       5,366
  United Technologies Corp.                          6.70%              8/1/2028              492         555
  Waste Management, Inc.                             6.50%            11/15/2008           14,725      15,696
  Waste Management, Inc.                             7.75%             5/15/2032(3)        12,400      13,411

  COMMUNICATION (3.6%)
  AT&T Broadband                                    9.455%            11/15/2022            2,336       2,727
  AT&T Corp.                                         6.50%            11/15/2006           18,365      19,467
  AT&T Corp.                                         7.80%            11/15/2011            6,800       7,386
  AT&T Corp.                                         6.50%             3/15/2013            2,090       2,090
  AT&T Corp.                                         8.00%            11/15/2031           21,375      23,646
  AT&T Wireless Services Inc.                       7.875%              3/1/2011           11,250      11,250
  AT&T Wireless Services Inc.                       8.125%              5/1/2012           11,820      11,820
  AT&T Wireless Services Inc.                        8.75%              3/1/2031            6,920       6,782
  Ameritech Capital Funding                          7.50%              4/1/2005            4,950       5,479
  Bell Atlantic Corp.                                7.00%             6/15/2013            4,000       4,535
  BellSouth Capital Funding                         7.875%             2/15/2030           18,900      23,072
  BellSouth Corp.                                    5.00%            10/15/2006            1,459       1,561
  British Telecommunications PLC                    7.875%            12/15/2005           34,450      38,800
  British Telecommunications PLC                    8.875%            12/15/2030            4,710       5,971
  Centurytel Inc.                                   7.875%             8/15/2012(3)         5,800       6,739
  China Telecom                                     7.875%             11/2/2004           32,575      35,526
  Cingular Wireless                                 5.625%            12/15/2006            5,000       5,278
  Cingular Wireless                                  6.50%            12/15/2011              950       1,019
  Citizens Communications                            8.50%             5/15/2006            2,000       2,127
  Citizens Communications                            9.25%             5/15/2011            2,050       2,434
  Citizens Communications                            9.00%             8/15/2031            1,200       1,368
  Clear Channel Communications                      7.875%             6/15/2005            1,100       1,218
  Clear Channel Communications                       7.65%             9/15/2010            1,355       1,536
  Clear Channel Communications                       7.25%            10/15/2027            1,300       1,340
  Comcast Cable Communication                       6.375%             1/30/2006           23,150      24,277
  Comcast Cable Communication                       8.375%              5/1/2007            3,000       3,378
  Comcast Cable Communication                        6.75%             1/30/2011            3,600       3,744
  Comcast Cable Communication                       8.875%              5/1/2017            2,600       3,045
  Cox Communications, Inc.                          6.875%             6/15/2005              800         855
  Cox Communications, Inc.                           7.75%             11/1/2010            6,850       7,765
  Cox Enterprises                                   7.875%             9/15/2010(3)        13,925      15,142
  Deutsche Telekom International Finance             8.25%             6/15/2005            3,000       3,280
  Deutsche Telekom International Finance             8.50%             6/15/2010           11,475      13,202
  Deutsche Telekom International Finance             8.25%             6/15/2030           13,375      15,333
  France Telecom                                     8.70%              3/1/2006            9,500      10,387
  France Telecom                                    10.00%              3/1/2031           16,350      19,803
  GTE Corp.                                          9.10%              6/1/2003              225         232
  GTE Corp.                                          6.36%             4/15/2006            1,045       1,117
  GTE Corp.                                          8.75%             11/1/2021            3,835       4,515
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  GTE Corp.                                          7.83%              5/1/2023            3,500       3,739
  GTE South Inc.                                    6.125%             6/15/2007           10,625      11,679
  Grupo Televisa SA                                 8.625%              8/8/2005           26,375      29,078
  Intel Telecom Satellite                           7.625%             4/15/2012(3)         8,900       8,904
  Koninklijke KPN NV                                 8.00%             10/1/2010           16,190      18,972
  Koninklijke KPN NV                                8.375%             10/1/2030           12,615      15,483
  Michigan Bell Telephone Co.                        7.50%             2/15/2023            1,610       1,675
  New England Telephone & Telegraph Co.             6.875%             10/1/2023            2,815       2,846
  New England Telephone & Telegraph Co.             7.875%            11/15/2029            6,050       7,289
  New York Telephone Co.                             7.25%             2/15/2024            4,900       5,097
  News America Holdings Inc.                         9.25%              2/1/2013            3,341       4,022
  News America Holdings Inc.                         8.00%            10/17/2016            9,000      10,202
  News America Holdings Inc.                         7.75%             1/20/2024            2,000       2,056
  News America Holdings Inc.                         7.75%             12/1/2045              475         464
  News America Holdings Inc.                         8.25%            10/17/2096            1,800       1,859
  PCCW Hong Kong Capital Ltd.                        7.75%            11/15/2011(3)        13,875      14,916
  SBC Communications Inc.                            6.25%             3/15/2011            5,025       5,508
  SBC Communications Inc.                           5.875%             8/15/2012            7,500       8,105
  Scholastic Corp.                                   5.75%             1/15/2007            9,600      10,109
  Southwestern Bell Telephone Co.                   6.625%             7/15/2007            4,500       5,047
  Southwestern Bell Telephone Co.                   7.625%              3/1/2023            8,355       8,788
  Southwestern Bell Telephone Co.                    7.25%             7/15/2025           10,475      11,033
  Sprint Capital Corp.                               7.90%             3/15/2005           16,750      17,001
  Sprint Capital Corp.                               6.00%             1/15/2007           12,800      12,096
  Sprint Capital Corp.                               8.75%             3/15/2032           25,825      24,663
  TCI Communications Inc.                            8.65%             9/15/2004            5,000       5,225
  TCI Communications Inc.                           7.875%              8/1/2013           13,950      15,215
  TCI Communications Inc.                            8.75%              8/1/2015           17,495      20,321
  TCI Communications Inc.                           9.875%             6/15/2022              500         592
  TPSA Finance BV                                    7.75%            12/10/2008(3)         8,250       8,224
  Telecomunicaciones de Puerto Rico                  6.65%             5/15/2006           11,475      12,242
  Telecomunicaciones de Puerto Rico                  6.80%             5/15/2009            4,100       4,240
  Telefonica Europe BV                               7.35%             9/15/2005            6,975       7,681
  Telefonica Europe BV                               7.75%             9/15/2010            5,000       5,777
  Telefonos de Mexico SA                             8.25%             1/26/2006           44,700      48,946
  Thomson Corp.                                      5.75%              2/1/2008           13,400      14,386
  USA Interactive                                    7.00%             1/15/2013(3)        12,300      12,732
  Verizon Global Funding Corp.                       6.75%             12/1/2005           20,875      23,069
  Verizon Global Funding Corp.                      7.375%              9/1/2012            5,500       6,324
  Verizon New Jersey Inc.                           5.875%             1/17/2012           21,825      23,012
  Verizon New York Inc.                             6.875%              4/1/2012           16,325      18,290
  Verizon New York Inc.                             7.375%              4/1/2032           12,325      13,666
  Verizon Pennsylvania Inc.                          5.65%            11/15/2011           11,325      11,670
  Verizon Wireless Inc.                             5.375%            12/15/2006           22,600      23,612
  Vodafone AirTouch PLC                             7.625%             2/15/2005           32,475      35,978
  Vodafone AirTouch PLC                             7.875%             2/15/2030            4,875       5,877

  CONSUMER CYCLICAL (2.0%)
  AOL Time Warner Inc.                              5.625%              5/1/2005           29,225      29,954
  AOL Time Warner Inc.                              6.125%             4/15/2006           10,900      11,220
  AOL Time Warner Inc.                               6.15%              5/1/2007           31,700      32,871
  AOL Time Warner Inc.                               6.75%             4/15/2011            3,775       3,916
=============================================================================================================

32

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  AT&T Corp.-Liberty Media Corp.                    7.875%             7/15/2009            3,000       3,276
  Arvinmeritor Inc.                                  6.80%             2/15/2009            1,500       1,440
  Auburn Hills Trust                               12.375%              5/1/2020              670       1,018
  CVS Corp.                                          5.50%             2/15/2004            4,150       4,294
  Cendant Corp.                                     6.875%             8/15/2006           12,560      12,874
  Chrysler Corp.                                     7.45%              3/1/2027            4,000       4,338
  Costco Wholesale Corp.                             5.50%             3/15/2007           11,950      12,897
  DaimlerChrysler North America Holding Corp.        7.40%             1/20/2005            4,250       4,618
  DaimlerChrysler North America Holding Corp.       7.375%             9/15/2006            1,750       1,953
  DaimlerChrysler North America Holding Corp.        7.75%             1/18/2011            5,085       5,804
  DaimlerChrysler North America Holding Corp.        7.30%             1/15/2012           10,000      11,218
  DaimlerChrysler North America Holding Corp.        8.50%             1/18/2031           13,035      15,917
  Dayton Hudson Corp.                                6.75%              1/1/2028            1,000       1,092
  Dayton Hudson Corp.                                6.65%              8/1/2028            5,250       5,668
  The Walt Disney Co.                                5.50%            12/29/2006            2,925       3,109
  The Walt Disney Co.                               5.375%              6/1/2007           17,496      18,543
  The Walt Disney Co.                               6.375%              3/1/2012            3,000       3,289
  Ford Capital BV                                    9.50%              6/1/2010              600         614
  Ford Motor Co.                                    6.375%              2/1/2029           16,750      12,849
  Ford Motor Co.                                     7.45%             7/16/2031           11,775      10,248
  Ford Motor Co.                                     9.98%             2/15/2047            4,125       4,205
  General Motors Corp.                               7.20%             1/15/2011            5,000       5,010
  General Motors Corp.                               6.75%              5/1/2028            1,075         942
  Harrahs Operating Co. Inc.                        7.125%              6/1/2007           15,325      16,894
  Harrahs Operating Co. Inc.                         7.50%             1/15/2009            2,335       2,660
  Kohl's Corp.                                       6.00%             1/15/2033           10,000      10,046
  Liberty Media Corp.                                7.75%             7/15/2009            8,500       9,226
  Liberty Media Corp.                                8.25%              2/1/2030           14,950      15,994
  Lowe's Companies, Inc.                             6.50%             3/15/2029            2,726       2,929
  May Department Stores Co.                         7.625%             8/15/2013              950       1,119
  May Department Stores Co.                          7.45%            10/15/2016            2,000       2,363
  May Department Stores Co.                          9.75%             2/15/2021              999       1,317
  McDonald's Corp.                                   6.00%             4/15/2011            3,410       3,695
  Pulte Homes Inc.                                  7.875%             6/15/2032           13,825      14,129
  Safeway, Inc.                                      5.80%             8/15/2012            1,000       1,047
  Safeway, Inc.                                      7.25%              2/1/2031            5,000       5,611
  Sears Roebuck Acceptance Corp.                     7.00%              2/1/2011            4,500       4,309
  Sears Roebuck Acceptance Corp.                     7.00%             6/15/2007            3,850       3,901
  Sears Roebuck Acceptance Corp.                     6.70%             4/15/2012            2,000       1,880
  Sears Roebuck Acceptance Corp.                     7.00%              6/1/2032            3,350       2,846
  Target Corp.                                       5.40%             10/1/2008            1,000       1,075
  Target Corp.                                       7.00%             7/15/2031           18,250      20,578
  Time Warner Entertainment                         8.375%             3/15/2023            8,190       9,079
  Time Warner Entertainment                         8.375%             7/15/2033            1,685       1,875
  Time Warner Inc.                                   7.75%             6/15/2005            1,580       1,681
  Time Warner Inc.                                   8.18%             8/15/2007            2,000       2,200
  Time Warner Inc.                                  9.125%             1/15/2013            1,000       1,150
  Time Warner Inc.                                   7.57%              2/1/2024            1,500       1,474
  Viacom Inc.                                        7.75%              6/1/2005           24,825      27,828
  Viacom Inc.                                        6.40%             1/30/2006            4,150       4,551
  Viacom Inc.                                        7.70%             7/30/2010            5,000       5,940
  Viacom Inc.                                       6.625%             5/15/2011            1,000       1,131
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Viacom Inc.                                       5.625%             8/15/2012            6,500       6,942
  Viacom Inc.                                       7.875%             7/30/2030            1,085       1,351
  Wal-Mart Stores, Inc.                              6.55%             8/10/2004              750         806
  Wal-Mart Stores, Inc.                             6.875%             8/10/2009               75          88
  Wal-Mart Stores, Inc.                              7.55%             2/15/2030           27,200      34,168
  Wal-Mart Stores, Inc. Canada                       5.58%              5/1/2006(3)        42,200      45,942
  Wendy's International, Inc.                        6.20%             6/15/2014            4,675       5,153

  CONSUMER NONCYCLICAL (2.0%)
  Anheuser-Busch Cos., Inc.                          7.10%             6/15/2007(1)         7,050       7,579
  Anheuser-Busch Cos., Inc.                          7.50%             3/15/2012              750         916
  Anheuser-Busch Cos., Inc.                         7.125%              7/1/2017            2,800       3,243
  Anheuser-Busch Cos., Inc.                         7.375%              7/1/2023              800         856
  Anheuser-Busch Cos., Inc.                          6.75%            12/15/2027            1,600       1,828
  Anheuser-Busch Cos., Inc.                          7.55%             10/1/2030            6,500       8,181
  Anheuser-Busch Cos., Inc.                          6.80%             1/15/2031            3,000       3,485
  Archer-Daniels-Midland Co.                         6.25%             5/15/2003            1,370       1,392
  Bottling Group PLC                                4.625%            11/15/2012(3)        31,000      30,950
  Bristol-Myers Squibb                               5.75%             10/1/2011            2,550       2,683
  C.R. Bard, Inc.                                    6.70%             12/1/2026           12,525      13,748
  Campbell Soup Co.                                  6.75%             2/15/2011            2,600       2,962
  Cia. Brasil de Bebidas AmBev                      10.50%            12/15/2011            3,530       3,177
  Coca-Cola Enterprises, Inc.                       6.125%             8/15/2011            7,700       8,558
  Conagra Foods, Inc.                               7.875%             9/15/2010            8,500      10,215
  Conagra Foods, Inc.                                8.25%             9/15/2030            2,500       3,240
  Diageo PLC                                         3.50%            11/19/2007           19,050      19,167
  General Mills Inc.                                5.125%             2/15/2007           26,750      28,397
  General Mills Inc.                                 6.00%             2/15/2012               90          98
  Grand Metropolitan Investment Corp.                9.00%             8/15/2011            1,825       2,388
  HCA Inc.                                           6.95%              5/1/2012           12,750      13,543
  Healthcare Services                                7.75%             6/15/2011(3)        10,000      11,030
  International Flavors & Fragrances                 6.45%             5/15/2006           12,400      13,472
  Kellogg Co.                                        6.00%              4/1/2006           28,650      31,112
  Kellogg Co.                                        7.45%              4/1/2031            7,715       9,379
  Kraft Foods Inc.                                  4.625%             11/1/2006           17,475      18,420
  Kraft Foods Inc.                                  5.625%             11/1/2011           14,930      15,956
  Kraft Foods Inc.                                   6.50%             11/1/2031           29,000      31,932
  Kroger Co.                                         8.15%             7/15/2006            4,700       5,330
  Kroger Co.                                        7.625%             9/15/2006            3,900       4,376
  Kroger Co.                                         7.25%              6/1/2009            4,225       4,816
  Kroger Co.                                         7.70%              6/1/2029            9,825      11,053
  Kroger Co.                                         8.00%             9/15/2029              300         352
  McKesson Corp.                                     7.75%              2/1/2012            6,210       7,118
  Fred Meyer, Inc.                                  7.375%              3/1/2005           14,000      15,267
  Newell Rubbermaid Inc.                             6.00%             3/15/2007           12,875      13,935
  Newell Rubbermaid Inc.                             6.75%             3/15/2012            7,100       7,827
  Pharmacia Corp.                                    5.75%             12/1/2005           16,115      17,586
  Pharmacia Corp.                                    6.60%             12/1/2028            2,750       3,109
  Philip Morris Cos., Inc.                           8.25%            10/15/2003            1,900       1,985
  Philip Morris Cos., Inc.                           7.00%             7/15/2005            5,650       6,111
  Philip Morris Cos., Inc.                           7.20%              2/1/2007              950       1,054
  Procter & Gamble Co. ESOP                          9.36%              1/1/2021           15,600      21,559
=============================================================================================================

34

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Quest Diagnostic Inc.                              6.75%             7/12/2006           15,005      16,294
  Quest Diagnostic Inc.                              7.50%             7/12/2011            9,860      11,262
  RJ Reynolds Tobacco Holdings Inc.                  6.50%              6/1/2007           12,600      13,095
  Safeway, Inc.                                      6.85%             9/15/2004           18,125      19,388
  Sara Lee Corp.                                    6.125%             11/1/2032            8,625       9,077
  United Health Group Inc.                           5.20%             1/17/2007            4,600       4,856
  Wellpoint Health Network                          6.375%             1/15/2012           11,715      12,860

  ENERGY (1.4%)
  Alberta Energy Co. Ltd.                           7.375%             11/1/2031           11,550      13,215
  Amerada Hess Corp.                                 5.30%             8/15/2004            4,150       4,329
  Amerada Hess Corp.                                 5.90%             8/15/2006            7,575       8,111
  Amerada Hess Corp.                                 7.30%             8/15/2031           11,100      12,040
  Amerada Hess Corp.                                7.125%             3/15/2033           13,000      13,824
  Amoco Canada Petroleum Co.                         6.75%             2/15/2005              145         159
  Anadarko Finance Co.                               6.75%              5/1/2011            2,500       2,810
  Anadarko Finance Co.                               7.50%              5/1/2031            4,450       5,295
  Burlington Resources Inc.                          6.50%             12/1/2011            2,625       2,922
  Burlington Resources Inc.                          7.40%             12/1/2031            3,025       3,472
  CNOOC Finance                                     6.375%              3/8/2012(3)         5,000       5,362
  Conoco Funding Co.                                 5.45%            10/15/2006            4,000       4,327
  Conoco Funding Co.                                 6.35%            10/15/2011            8,485       9,504
  Conoco Inc.                                        6.35%             4/15/2009               75          85
  Devon Financing Corp.                             6.875%             9/30/2011            1,010       1,140
  Devon Financing Corp.                             7.875%             9/30/2031            2,450       2,953
  Kerr McGee Corp.                                  7.875%             9/15/2031            2,750       3,349
  LG Caltex Oil Corp.                                7.75%             7/25/2011(3)        20,500      23,681
  Marathon Oil Corp.                                5.375%              6/1/2007           15,925      16,812
  Marathon Oil Corp.                                6.125%             3/15/2012           11,770      12,490
  Marathon Oil Corp.                                 6.80%             3/15/2032            3,525       3,646
  Mobil Corp.                                       7.625%             2/23/2033              920         981
  Occidental Petroleum                               7.20%              4/1/2028            5,350       5,965
  PF Export Receivables Master Trust                 6.60%             12/1/2011(1)(3)     17,225      18,600
  PanCanadian Energy Corp.                           7.20%             11/1/2031           13,050      14,724
  Petronas Capital Ltd.                              7.00%             5/22/2012(3)        12,200      13,371
  Petronas Capital Ltd.                             7.875%             5/22/2022(3)        13,400      14,505
  Phillips Petroleum Co.                             8.50%             5/25/2005           42,850      48,845
  Phillips Petroleum Co.                             8.75%             5/25/2010            1,250       1,564
  Phillips Petroleum Co.                             8.49%              1/1/2023            2,100       2,189
  Schlumberger Technology Corp.                      6.50%             4/15/2012(3)         8,600       9,571
  Suncor Energy Inc.                                 7.15%              2/1/2032           11,875      12,901
  Texaco Capital Corp.                               8.25%             10/1/2006            2,800       3,305
  Texaco Capital Corp.                              8.875%              9/1/2021              130         176
  Texaco Capital Corp.                              8.625%              4/1/2032            1,575       2,118
  Texaco Capital Corp.                               7.50%              3/1/2043              850       1,009
  Tosco Corp.                                        7.25%              1/1/2007            1,500       1,707
  Tosco Corp.                                        7.80%              1/1/2027            1,650       2,012
  Tosco Corp.                                       8.125%             2/15/2030           22,500      28,663
  Transocean Sedco Forex Inc.                        7.50%             4/15/2031            3,000       3,435
  Union Oil of California                           6.375%              2/1/2004            2,000       2,083
  Valero Energy Corp.                               6.125%             4/15/2007            8,000       8,254
  Valero Energy Corp.                               6.875%             4/15/2012            2,075       2,148
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  TECHNOLOGY (0.5%)
  Applied Materials, Inc.                            8.00%              9/1/2004            1,625       1,759
  Computer Sciences Corp.                            6.75%             6/15/2006            6,775       7,442
  First Data Corp.                                  6.625%              4/1/2003            7,735       7,826
  First Data Corp.                                   4.70%             11/1/2006           11,350      11,985
  First Data Corp.                                  6.375%            12/15/2007            2,600       2,927
  First Data Corp.                                  5.625%             11/1/2011           21,700      23,191
  Hewlett-Packard Co.                                7.15%             6/15/2005           11,640      12,868
  International Business Machines Corp.             4.875%             10/1/2006            4,500       4,800
  International Business Machines Corp.              6.45%              8/1/2007            2,500       2,816
  International Business Machines Corp.              7.50%             6/15/2013            4,000       4,884
  International Business Machines Corp.              7.00%            10/30/2025              100         112
  International Business Machines Corp.             7.125%             12/1/2096           16,285      18,166
  Motorola Inc.                                     7.625%            11/15/2010           10,500      10,815
  Motorola Inc.                                      6.50%            11/15/2028            1,200         996
  Texas Instruments Inc.                            6.125%              2/1/2006            6,200       6,564

  TRANSPORTATION (1.2%)
  American Airlines Inc. Pass-Through Certificates  6.855%             4/15/2009            8,042       7,640
  American Airlines Inc. Pass-Through Certificates  7.024%            10/15/2009            5,425       5,099
  American Airlines Inc. Pass-Through Certificates  6.817%             5/23/2011           15,300      12,852
  Burlington Northern Santa Fe Corp.                6.375%            12/15/2005            5,750       6,321
  Burlington Northern Santa Fe Corp.                 9.25%             10/1/2006            2,750       3,276
  Burlington Northern Santa Fe Corp.                7.875%             4/15/2007            5,000       5,843
  Burlington Northern Santa Fe Corp.                 6.75%             7/15/2011            3,240       3,698
  Burlington Northern Santa Fe Corp.                 8.75%             2/25/2022            2,250       2,847
  Burlington Northern Santa Fe Corp.                 7.00%            12/15/2025            9,350      10,388
  Burlington Northern Santa Fe Corp.                7.082%             5/13/2029            3,805       4,253
  Burlington Northern Santa Fe Corp.                 6.53%             7/15/2037              850         871
  Burlington Northern Santa Fe Corp.                 7.25%              8/1/2097            4,100       4,466
  CSX Corp.                                          9.00%             8/15/2006            2,300       2,691
  Canadian National Railway Co.                      6.80%             7/15/2018           13,375      14,681
  Canadian Pacific Rail                              6.25%            10/15/2011           26,975      29,656
  Canadian Pacific Rail                             7.125%            10/15/2031            2,000       2,336
  Continental Airlines, Inc.
   (Equipment Trust Certificates)                   6.648%             3/15/2019            9,388       8,155
  Continental Airlines, Inc.
    Pass-Through Certificates                       6.563%             2/15/2012            3,000       3,149
  Delta Air Lines, Inc.
   (Equipment Trust Certificates)                    8.54%             1/13/2003(1)         2,689       1,989
  Delta Air Lines, Inc.
    Pass-Through Certificates                       7.111%             9/18/2011           17,825      17,647
  ERAC USA Finance Co.                               7.35%             6/15/2008(3)        16,525      18,357
  Hertz Corp.                                        7.40%              3/1/2011           22,775      21,427
  Hertz Corp.                                       7.625%              6/1/2012           18,165      17,243
  Norfolk Southern Corp.                            8.375%             5/15/2005            3,800       4,296
  Norfolk Southern Corp.                             7.70%             5/15/2017            1,500       1,873
  Norfolk Southern Corp.                             7.90%             5/15/2097            1,425       1,709
  NorthWest Airlines, Inc.
    Pass-Through Certificates                       6.841%              4/1/2011            9,400       8,930
  Southwest Airlines Co.                             6.50%              3/1/2012            8,500       9,001
  US Airways Pass-Through Trust                      8.11%             2/20/2017           31,700      32,651
  Union Pacific Corp.                                7.60%              5/1/2005            1,200       1,338
=============================================================================================================

36

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Union Pacific Corp.                                7.25%             11/1/2008            2,200       2,577
  Union Pacific Corp.                                6.65%             1/15/2011            5,700       6,401
  Union Pacific Corp.                                6.50%             4/15/2012               75          84
  Union Pacific Corp.                                7.00%              2/1/2016              950       1,124
  Union Pacific Corp.                               7.125%              2/1/2028            1,000       1,144
  United Air Lines                                  7.032%             10/1/2010           35,007      27,655
  United Air Lines                                  7.186%              4/1/2011              196         155

  OTHER (0.1%)
  Black & Decker Corp.                              7.125%              6/1/2011              500         573
  Steelcase Inc.                                    6.375%            11/15/2006           14,875      15,551
                                                                                                 ------------
                                                                                                    3,249,337
                                                                                                 ------------
UTILITIES (2.6%)
  ELECTRIC (1.9%)
  AEP Resources Inc.                                 6.50%             12/1/2003(3)         8,225       8,277
  Alabama Power                                      4.70%             12/1/2010            7,925       7,891
  Alabama Power                                      5.50%            10/15/2017           18,125      18,937
  American Electric Power                           6.125%             5/15/2006           10,050       9,849
  Arizona Public Service Co.                         7.25%              8/1/2023            1,450       1,491
  Cincinnati Gas & Electric Co.                      6.45%             2/15/2004            2,000       2,068
  Commonwealth Edison                                6.15%             3/15/2012            6,000       6,636
  Consolidated Edison Inc.                          6.625%            12/15/2005           51,025      56,203
  Constellation Energy Group Inc.                   6.125%              9/1/2009            6,500       6,744
  Constellation Energy Group Inc.                    7.00%              4/1/2012            2,075       2,180
  Constellation Energy Group Inc.                    7.60%              4/1/2032            4,875       4,970
  Detroit Edison                                     7.50%              2/1/2005            7,000       7,724
  Detroit Edison                                     5.20%            10/15/2012            5,000       5,188
  Detroit Edison                                     6.35%            10/15/2032            2,525       2,689
  Dominion Resources Capital Trust III               8.40%             1/15/2031            4,075       4,240
  Duke Capital Corp.                                 6.75%             2/15/2032            8,675       7,097
  Duke Energy Corp.                                  6.25%             1/15/2012            2,500       2,638
  Energy East Corp.                                  6.75%             6/15/2012            6,000       6,516
  FPL Group Capital Inc.                            7.625%             9/15/2006            5,000       5,556
  Firstenergy Corp.                                  5.50%            11/15/2006            6,400       6,426
  Firstenergy Corp.                                  6.45%            11/15/2011            1,430       1,419
  Firstenergy Corp.                                 7.375%            11/15/2031            8,945       8,624
  Florida Power & Light                             6.875%             12/1/2005           18,500      20,563
  Georgia Power Co.                                 5.125%            11/15/2012            6,675       6,799
  HQI Transelec Chile SA                            7.875%             4/15/2011           21,425      23,696
  Israel Electric Corp. Ltd.                         7.25%            12/15/2006(3)           200         215
  Israel Electric Corp. Ltd.                         7.75%              3/1/2009(3)        13,275      13,991
  Israel Electric Corp. Ltd.                         7.95%             5/30/2011(3)         6,000       6,390
  Israel Electric Corp. Ltd.                         8.10%            12/15/2096(3)         8,100       6,570
  MidAmerican Energy Co.                             6.75%            12/30/2031           15,850      16,396
  NRG Energy, Inc.                                  7.50%*             6/15/2007(1)         7,000       1,820
  NRG Energy, Inc.                                 8.625%*              4/1/2031            4,850       1,212
  National Rural Utilities Corp.                     6.50%              3/1/2007              900         989
  National Rural Utilities Corp.                     6.20%              2/1/2008            1,200       1,312
  National Rural Utilities Corp.                     5.75%             12/1/2008            3,500       3,751
  National Rural Utilities Corp.                     5.75%             8/28/2009            4,250       4,506
  National Rural Utilities Corp.                     7.25%              3/1/2012           10,500      12,105
  Northern States Power Co.                         7.125%              7/1/2025            5,000       4,900
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Oncor Electric Delivery                           6.375%             1/15/2015(3)         5,075       5,164
  Oncor Electric Delivery                            7.25%             1/15/2033(3)         6,525       6,616
  PECO Energy Co.                                    5.95%             11/1/2011            4,600       5,023
  PPL Energy Supply LLC                              6.40%             11/1/2011               25          25
  PSEG Power Corp.                                  6.875%             4/15/2006           13,875      14,135
  PSEG Power Corp.                                   6.95%              6/1/2012            1,100       1,086
  PSEG Power Corp.                                  8.625%             4/15/2031            2,125       2,189
  PacifiCorp                                         6.90%            11/15/2011           20,225      23,110
  PacifiCorp                                         7.70%            11/15/2031            4,000       4,630
  Pennsylvania Power & Light Co.                     6.50%              4/1/2005              135         147
  Pinnacle West Capital Corp.                        4.50%              2/9/2004(3)         9,000       9,120
  Progress Energy Inc.                               6.05%             4/15/2007            1,650       1,756
  Progress Energy Inc.                               5.85%            10/30/2008            1,000       1,059
  Progress Energy Inc.                               7.10%              3/1/2011            3,390       3,727
  Progress Energy Inc.                               7.00%            10/30/2031            6,000       6,279
  Public Service Electric & Gas Co.                  6.50%              5/1/2004              170         177
  Reliant Energy Resources                          8.125%             7/15/2005           11,900      10,769
  SCANA Corp.                                        6.25%              2/1/2012            6,900       7,488
  South Carolina Electric & Gas Co.                 6.625%              2/1/2032            4,000       4,414
  Southwestern Electric Power                        4.50%              7/1/2005           15,425      15,588
  Teco Energy Inc.                                   7.00%              5/1/2012            6,200       5,084
  Texas Utilities Co.                                8.75%             11/1/2023              180         187
  Union Electric Power Co.                           6.75%              5/1/2008               40          45
  Virginia Electric & Power Co.                     5.375%              2/1/2007           13,000      13,749
  Virginia Electric & Power Co.                      6.75%             10/1/2023           16,825      16,795

  NATURAL GAS (0.7%)
  Consolidated Natural Gas                          5.375%             11/1/2006           19,275      20,634
  Consolidated Natural Gas                           6.25%             11/1/2011            5,400       5,850
  Duke Energy Field Services                         7.50%             8/16/2005           11,105      11,627
  Duke Energy Field Services                        7.875%             8/16/2010            9,100       9,554
  Duke Energy Field Services                        8.125%             8/16/2030            1,050       1,060
  Enron Corp.                                      7.625%*             9/10/2004            2,000         260
  Enron Corp.                                      6.625%*            11/15/2005            1,375         179
  Enron Corp.                                      7.125%*             5/15/2007            8,646       1,124
  Enron Corp.                                      6.875%*            10/15/2007            8,500       1,105
  Enron Corp.                                       6.75%*              8/1/2009            6,445         838
  Enterprise Products                                8.25%             3/15/2005           22,400      24,338
  Enterprise Products                                7.50%              2/1/2011           22,975      24,674
  HNG Internorth                                   9.625%*             3/15/2006            4,680         608
  Keyspan Corp.                                      7.25%            11/15/2005           17,460      19,505
  Sempra Energy                                      6.80%              7/1/2004            4,200       4,310
  Sempra Energy                                      6.95%             12/1/2005           41,050      43,699
  Yosemite Security Trust                           8.25%*            11/15/2004(3)        31,685       5,386
                                                                                                 ------------
                                                                                                      641,691
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (Cost $8,438,118)                                                                                  8,827,650
-------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(3.3%)
-------------------------------------------------------------------------------------------------------------
Asia Development Bank                               4.875%              2/5/2007           33,600      36,321
European Investment Bank                             4.00%             3/15/2005           16,000      16,690
European Investment Bank                            5.625%             1/24/2006           29,500      31,902
=============================================================================================================

38

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
Export-Import Bank of Korea                         6.375%             2/15/2006            8,077       8,787
Export-Import Bank of Korea                          7.10%             3/15/2007            3,250       3,665
Federation of Malaysia                               8.75%              6/1/2009            5,000       6,142
Federation of Malaysia                               7.50%             7/15/2011            1,500       1,726
Inter-American Development Bank                     3.875%             9/27/2004           10,000      10,350
Inter-American Development Bank                     6.375%             7/21/2005           20,758      22,995
Inter-American Development Bank                     5.375%             1/18/2006           12,500      13,600
Inter-American Development Bank                     6.125%              3/8/2006           10,000      11,086
Inter-American Development Bank                     6.375%            10/22/2007            2,400       2,750
Inter-American Development Bank                     5.375%            11/15/2008            7,400       8,179
Inter-American Development Bank                     5.625%             4/16/2009           24,450      27,399
Inter-American Development Bank                      8.50%             3/15/2011            2,315       2,968
Inter-American Development Bank                     4.375%             9/20/2012            6,000       6,075
International Bank for
  Reconstruction & Development                      4.375%             9/28/2006            5,000       5,320
International Bank for
  Reconstruction & Development                      4.125%             8/12/2009            2,249       2,349
International Bank for
  Reconstruction & Development                      8.875%              3/1/2026            1,250       1,845
KFW International Finance, Inc.                     7.625%             2/15/2004            9,650      10,307
KFW International Finance, Inc.                      2.50%            10/17/2005           38,400      38,709
Korea Development Bank                              7.375%             9/17/2004            6,100       6,601
Korea Development Bank                               8.09%             10/6/2004            8,980       9,833
Korea Development Bank                               7.25%             5/15/2006           10,768      12,089
Korea Development Bank                               5.25%            11/16/2006            7,540       8,007
Korea Electric Power                                 4.25%             9/12/2007(3)        12,175      12,307
Landwirtschaft Rentenbank                           3.375%            11/15/2007           16,100      16,274
Ontario Hydro Electric                               7.45%             3/31/2013            2,300       2,869
Pemex Global                                         6.50%              2/1/2005(3)        19,800      20,963
Pemex Master Trust                                  7.875%              2/1/2009(3)        25,730      27,905
Pemex Master Trust                                   8.00%            11/15/2011(3)         9,550      10,292
Pemex Master Trust                                  7.375%            12/15/2014(3)         8,000       8,328
Pemex Master Trust                                  8.625%              2/1/2022(3)         5,720       6,017
Petroliam Nasional Bhd.                             7.625%            10/15/2026(3)         9,075       9,525
Province of British Columbia                         7.00%             1/15/2003            1,550       1,552
Province of Manitoba                                6.125%             1/19/2004            6,000       6,282
Province of New Brunswick                            3.50%            10/23/2007           19,000      19,266
Province of New Brunswick                            6.75%             8/15/2013              210         249
Province of Newfoundland                             9.00%              6/1/2019            1,400       1,917
Province of Newfoundland                             7.32%            10/13/2023            7,250       8,835
Province of Ontario                                 7.375%             1/27/2003              915         918
Province of Ontario                                  5.50%             10/1/2008           28,500      31,544
Province of Ontario                                 5.125%             7/17/2012            7,500       8,025
Province of Quebec                                   7.00%             1/30/2007            8,000       9,206
Province of Quebec                                   5.75%             2/15/2009            9,262      10,301
Province of Quebec                                   5.00%             7/17/2009           23,100      24,728
Province of Quebec                                  6.125%             1/22/2011            5,000       5,638
Province of Quebec                                  7.125%              2/9/2024            1,030       1,224
Province of Quebec                                   7.50%             9/15/2029            5,810       7,296
Province of Saskatchewan                            6.625%             7/15/2003           19,550      20,071
Province of Saskatchewan                             8.00%             7/15/2004           15,800      16,939
Province of Saskatchewan                            7.125%             3/15/2008            1,200       1,417
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                        COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
Province of Saskatchewan                            7.375%             7/15/2013              900       1,121
Republic of Chile                                   5.625%             7/23/2007           24,795      26,156
Republic of Chile                                   7.125%             1/11/2012            5,000       5,528
Republic of El Salvador                              8.25%             4/10/2032(3)        12,950      12,238
Republic of Finland                                 7.875%             7/28/2004            8,300       9,093
Republic of Italy                                   3.625%             9/14/2007           30,750      31,540
Republic of Italy                                   5.625%             6/15/2012           28,500      31,720
Republic of Korea                                   8.875%             4/15/2008           10,000      12,360
Republic of Portugal                                 5.75%             10/8/2003           19,175      19,785
Republic of South Africa                            7.375%             4/25/2012           15,175      16,427
Tenaga Nasional                                      7.50%             1/15/2096(3)        13,225      10,683
United Mexican States                               9.875%             1/15/2007            5,150       6,159
United Mexican States                              10.375%             2/17/2009           18,500      22,847
United Mexican States                               8.375%             1/14/2011            9,817      11,108
United Mexican States                                8.30%             8/15/2031           17,500      18,506
United Mexican States Value Recovery Rights            --               6/3/2003           38,725         136
-------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
 (Cost $790,159)                                                                                      830,990
-------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.6%)
-------------------------------------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E              1.21-1.22%              1/2/2003          878,533     878,533
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                           1.22%              1/2/2003          516,043     516,043
-------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $1,394,576)                                                                                  1,394,576
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (104.2%)
 (Cost $24,892,029)                                                                                26,067,778
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.2%)
-------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                 689,461
Payables for Investment Securities Purchased                                                        (751,613)
Security Lending Collateral Payable to Brokers--Note E                                              (878,533)
Other Liabilities                                                                                   (120,652)
                                                                                                 ------------
                                                                                                  (1,061,337)
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                 $25,006,441
=============================================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security--security in default.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(2) After giving effect to swap contracts, the fund's investments in asset-backed/commercial mortgage-backed securities and mortgage-backed securities represent 6.8% and 36.0%, respectively, of net assets. See Note C in Notes to Financial Statements.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the aggregate value of these securities was $898,691,000, representing 3.6% of net assets.

================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $24,105,930
Undistributed Net Investment Income                                       5,303
Accumulated Net Realized Losses                                        (285,712)
Unrealized Appreciation
  Investment Securities                                               1,175,749
  Swap Contracts                                                          5,171
--------------------------------------------------------------------------------
NET ASSETS                                                          $25,006,441
================================================================================

Investor Shares--Net Assets
Applicable to 1,606,595,875 outstanding $.001
  par value shares of beneficial interest (unlimited authorization) $16,675,893
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $10.38
================================================================================

Admiral Shares--Net Assets
Applicable to 173,933,268 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $1,805,366
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $10.38
================================================================================

Institutional Shares--Net Assets
Applicable to 628,651,717 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $6,525,182
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                          $10.38
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                          COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (57.3%)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (33.0%)
U.S. Treasury Bond                                 11.875%            11/15/2003           40,050      43,709
U.S. Treasury Note                                   3.00%             1/31/2004           76,275      77,711
U.S. Treasury Note                                   3.00%             2/29/2004           45,875      46,795
U.S. Treasury Note                                  3.375%             4/30/2004          279,750     287,348
U.S. Treasury Note                                   7.25%             5/15/2004           66,175      71,503
U.S. Treasury Note                                   7.25%             8/15/2004            9,725      10,638
U.S. Treasury Note                                  13.75%             8/15/2004            7,775       9,310
U.S. Treasury Note                                  2.125%             8/31/2004           76,975      77,846
U.S. Treasury Note                                  7.875%            11/15/2004          160,560     179,283
U.S. Treasury Note                                   5.75%            11/15/2005           25,025      27,668
U.S. Treasury Note                                  6.875%             5/15/2006           41,650      47,932
U.S. Treasury Note                                   7.00%             7/15/2006           39,275      45,543
U.S. Treasury Note                                   6.50%            10/15/2006           23,900      27,458
U.S. Treasury Note                                  6.125%             8/15/2007          126,875     145,934
                                                                                                 ------------
                                                                                                    1,098,678
                                                                                                 ------------
AGENCY BONDS AND NOTES (24.3%)
Federal Farm Credit Bank                             4.80%             11/6/2003           10,000      10,293
Federal Home Loan Bank                              4.875%             4/16/2004            1,100       1,148
Federal Home Loan Bank                              3.375%             6/15/2004           44,575      45,771
Federal Home Loan Bank                               7.31%             6/16/2004            1,250       1,354
Federal Home Loan Bank                              4.625%             4/15/2005           20,000      21,204
Federal Home Loan Bank                              5.125%              3/6/2006          100,000     108,412
Federal Home Loan Mortgage Corp.                    5.375%              1/5/2004            1,825       1,898
Federal Home Loan Mortgage Corp.                     5.00%             1/15/2004           50,500      52,384
Federal Home Loan Mortgage Corp.                     5.25%             2/15/2004            6,650       6,933
Federal Home Loan Mortgage Corp.                     5.00%             5/15/2004           21,075      22,068
Federal Home Loan Mortgage Corp.                     6.25%             7/15/2004           52,500      56,255
Federal Home Loan Mortgage Corp.                    6.875%             1/15/2005            7,675       8,445
Federal Home Loan Mortgage Corp.                     7.00%             7/15/2005           28,275      31,701
Federal Home Loan Mortgage Corp.                     5.50%             7/15/2006           86,800      95,269
Federal National Mortgage Assn.                     5.125%             2/13/2004              489         509
Federal National Mortgage Assn.                     5.625%             5/14/2004            6,080       6,417
Federal National Mortgage Assn.                      3.00%             6/15/2004           13,400      13,688
Federal National Mortgage Assn.                      6.50%             8/15/2004          107,215     115,559
Federal National Mortgage Assn.                     7.125%             2/15/2005           22,000      24,395
Federal National Mortgage Assn.                      7.00%             7/15/2005          136,925     153,515
Federal National Mortgage Assn.                      5.50%             2/15/2006           22,000      24,079
Federal National Mortgage Assn.                      5.00%             1/15/2007            1,125       1,219
Federal National Mortgage Assn.                     6.625%            10/15/2007            5,500       6,365
                                                                                                 ------------
                                                                                                      808,881
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $1,868,297)                                                                                  1,907,559
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (34.9%)
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (3.9%)
Bank of America Mortgage Securities                 4.654%             7/25/2032(1)         1,072       1,091
Bank One Issuance Trust                              2.96%            10/23/2005(1)         5,000       5,053
California Infrastructure & Econ.
  Dev. Bank Special Purpose Trust SCE-1              6.38%             9/25/2008(1)        10,500      11,442
=============================================================================================================

42

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
California Infrastructure & Econ.
  Dev. Bank Special Purpose Trust PG&E-1             6.42%             9/25/2008(1)         7,400       8,074
California Infrastructure & Econ.
  Dev. Bank Special Purpose Trust SDG&E              6.31%             9/25/2008(1)         1,000       1,088
Capital Auto Receivables Asset Trust                 4.16%             7/16/2007(1)         1,400       1,464
Capital One Auto Finance Trust                       4.88%             9/15/2008(1)         1,575       1,663
Centex Home Equity Loan Trust                        4.64%             8/25/2026(1)           750         776
Chase Manhattan Auto Owner Trust                     4.24%             9/15/2008(1)         3,450       3,609
CIT RV Trust                                         5.96%             4/15/2011(1)           890         896
Citibank Credit Card Master Trust                    5.30%              1/9/2006(1)           400         415
Citibank Credit Card Master Trust                    5.50%             2/15/2006(1)         1,000       1,043
Countrywide Home Loan                               4.633%              7/1/2032(1)         1,708       1,731
DaimlerChrysler Auto Trust                           3.09%            10/25/2005(1)        19,000      19,251
First USA Credit Card Master Trust                   5.28%             9/18/2006(1)           245         255
Ford Credit Auto Owner Trust                         7.40%             4/15/2005(1)         1,450       1,505
Ford Credit Auto Owner Trust                         3.62%             1/15/2006(1)         1,850       1,880
Ford Credit Auto Owner Trust                         4.36%             8/15/2006(1)         2,300       2,393
Ford Credit Auto Owner Trust                         3.13%            11/15/2006(1)         1,050       1,071
GMAC Capital Auto Receivables Asset Trust            2.64%            11/15/2005(1)         4,100       4,126
Harley-Davidson Motorcycle Trust                     4.50%             1/15/2010(1)         2,500       2,635
Honda Auto Receivables Owner Trust                   2.19%             9/15/2006(1)         2,800       2,825
Hyundai Auto Receivables Trust                       2.80%             2/15/2007(1) (2)     1,900       1,928
MBNA Master Credit Card Trust                        5.80%            12/15/2005(1)           300         307
Marshall & Ilsley Auto Loan Trust                    2.49%            10/22/2007(1)         4,800       4,836
Marshall & Ilsley Auto Loan Trust                    3.04%            10/20/2008(1)         1,000       1,006
Nissan Auto Receivables                              4.60%             9/15/2005(1)         5,000       5,256
PECO Energy Transition Trust                         5.63%              3/1/2005(1)         1,247       1,256
PECO Energy Transition Trust                         5.80%              3/1/2007(1)         2,220       2,361
PECO Energy Transition Trust                         6.05%              3/1/2009(1)         9,000       9,939
PP&L Transition Bond Co. LLC                         6.96%            12/26/2007(1)         1,000       1,108
Residential Asset Securities Corp.                  4.988%             2/25/2027(1)         3,800       3,972
Sears Credit Account Master Trust                    6.35%             2/16/2007(1)           417         418
Toyota Auto Receivables Owner Trust                  2.65%            11/15/2006(1)         2,800       2,834
Toyota Auto Receivables Owner Trust                  4.00%             7/15/2008(1)           950         987
USAA Auto Owner Trust                                2.41%            10/16/2006(1)         4,100       4,132
USAA Auto Owner Trust                                2.93%             7/16/2007(1)           400         403
Volkswagen Auto Lease Trust                          2.36%            12/20/2005(1)         3,150       3,171
WFS Financial Owner Trust                            4.50%             2/20/2010(1)         1,550       1,633
Washington Mutual Mortgage
  Pass-Through Certificate                          5.435%             2/25/2032(1)         1,525       1,564
Washington Mutual Mortgage
  Pass-Through Certificate                           5.55%             3/25/2032(1)         1,700       1,739
Washington Mutual Mortgage
  Pass-Through Certificate                          5.598%             4/25/2032(1)         3,200       3,265
World Omni Master Owner Trust                        3.79%            11/20/2005(1)         1,225       1,248
                                                                                                 ------------
                                                                                                      127,649
                                                                                                 ------------
FINANCE (15.8%)
  BANKING (6.4%)
  Associates Corp.                                   7.75%             2/15/2005            4,300       4,760
  BBVA-Bancomer Capital Trust I                     10.50%             2/16/2011(2)         5,000       5,550
  Bank of America Corp.                              8.50%             1/15/2007            2,350       2,812
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                          COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Bank of America Corp.                              5.25%              2/1/2007            2,000       2,150
  Bank of America Corp.                             6.625%              8/1/2007            2,100       2,378
  Bank of New York                                   3.75%             2/15/2008            3,250       3,280
  Bank of Nova Scotia                               6.875%              5/1/2003              750         762
  Bank One Corp.                                    7.625%              8/1/2005           10,170      11,435
  Bank One Corp.                                     7.60%              5/1/2007            2,000       2,323
  Bank One Corp.                                    4.125%              9/1/2007            4,500       4,623
  BankAmerica Corp.                                 10.00%              2/1/2003            5,600       5,633
  BankAmerica Corp.                                 6.625%             6/15/2004              800         856
  BankAmerica Corp.                                 7.625%             6/15/2004              870         938
  BankAmerica Corp.                                  6.20%             2/15/2006            1,600       1,773
  BankAmerica Corp.                                 7.125%              5/1/2006            3,700       4,171
  The Chase Manhattan Corp.                         7.625%             1/15/2003            2,000       2,003
  The Chase Manhattan Corp.                          6.00%             11/1/2005            1,610       1,736
  The Chase Manhattan Corp.                         7.125%              2/1/2007            1,650       1,836
  Citicorp                                          7.125%             3/15/2004            3,000       3,179
  Citicorp                                          7.625%              5/1/2005            7,500       8,388
  Citigroup Inc.                                     5.80%             3/15/2004              340         355
  Citigroup Inc.                                    4.125%             6/30/2005            8,725       9,110
  Commercial Credit Corp.                           7.875%             7/15/2004            2,000       2,167
  CoreStates Capital Corp.                          6.625%             3/15/2005            2,400       2,618
  Credit Suisse First Boston USA Inc.                5.75%             4/15/2007            5,075       5,398
  Donaldson Lufkin & Jenrette, Inc.                  8.00%              3/1/2005            2,500       2,739
  First Chicago Corp.                               7.625%             1/15/2003              600         601
  First Union Corp.                                 6.625%             7/15/2005            6,000       6,608
  First Union Corp.                                  7.80%             9/16/2006            1,900       2,205
  Fleet Boston Financial Corp.                      4.875%             12/1/2006            1,575       1,647
  Fleet Financial Group, Inc.                       7.125%             4/15/2006            1,300       1,424
  Fleet/Norstar Group                               8.125%              7/1/2004              900         976
  Golden West Financial                             4.125%             8/15/2007            7,500       7,704
  J.P. Morgan Chase & Co.                            6.50%              8/1/2005            1,200       1,301
  J.P. Morgan Chase & Co.                           5.625%             8/15/2006            1,900       2,018
  J.P. Morgan Chase & Co.                            5.25%             5/30/2007            6,075       6,433
  MBNA America Bank NA                              5.375%             1/15/2008            2,500       2,552
  Marshall & Ilsley Bank                            4.125%              9/4/2007           10,000      10,326
  Mellon Bank NA                                     6.75%             6/1/2003               225         229
  Mellon Bank NA                                     6.50%              8/1/2005            3,000       3,230
  Mercantile Bancorp (Firstar)                       7.30%             6/15/2007            1,000       1,159
  National City Corp.                                7.20%             5/15/2005            3,375       3,732
  NationsBank Corp.                                  7.50%             9/15/2006            1,500       1,723
  PNC Funding Corp.                                  7.00%              9/1/2004            2,000       2,152
  PNC Funding Corp.                                  5.75%              8/1/2006           10,300      10,999
  PaineWebber Group, Inc.                           7.875%             2/15/2003              250         252
  PaineWebber Group, Inc.                           6.375%             5/15/2004            2,500       2,652
  SunTrust Banks, Inc.                              7.375%              7/1/2006            4,500       5,124
  SunTrust Banks, Inc.                               7.25%             9/15/2006            1,000       1,142
  Swiss Bank Corp.                                   6.75%             7/15/2005            1,500       1,661
  Swiss Bank Corp.                                   7.25%              9/1/2006              500         565
  Synovus Financial Corp.                            7.25%            12/15/2005            1,350       1,482
  US Bancorp                                        6.875%             12/1/2004              500         546
  US Bancorp                                         5.10%             7/15/2007            7,500       8,033
  Wachovia Corp.                                     7.45%             7/15/2005            1,500       1,685
=============================================================================================================

44

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Wachovia Corp.                                     4.95%             11/1/2006            6,500       6,934
  Wells Fargo & Co.                                 6.875%              4/1/2006            1,100       1,221
  Wells Fargo & Co.                                  5.90%             5/21/2006            1,900       2,081
  Wells Fargo & Co.                                 5.125%             2/15/2007            1,850       1,984
  Wells Fargo & Co.                                 4.875%             6/12/2007           11,000      11,685
  Wells Fargo & Co.                                  5.25%             12/1/2007            5,000       5,419

  BROKERAGE (2.8%)
  Bear Stearns & Co., Inc.                           6.20%             3/30/2003            3,455       3,491
  Bear Stearns & Co., Inc.                           7.25%            10/15/2006            2,300       2,590
  Bear Stearns & Co., Inc.                           5.70%             1/15/2007            1,875       2,024
  Bear Stearns & Co., Inc.                           7.00%              3/1/2007            5,300       5,943
  Bear Stearns & Co., Inc.                           7.80%             8/15/2007            1,000       1,163
  Dean Witter, Discover & Co.                       6.875%              3/1/2003              400         403
  Goldman Sachs Group Inc.                          7.625%             8/17/2005            3,900       4,384
  Lehman Brothers Holdings Inc.                      7.75%             1/15/2005            7,350       8,123
  Lehman Brothers Holdings Inc.                     6.625%              2/5/2006            5,260       5,779
  Lehman Brothers Holdings Inc.                      6.25%             5/15/2006            4,000       4,374
  Merrill Lynch & Co., Inc.                          5.88%             1/15/2004            2,500       2,600
  Merrill Lynch & Co., Inc.                          5.35%             6/15/2004            3,355       3,504
  Merrill Lynch & Co., Inc.                          6.55%              8/1/2004              100         107
  Merrill Lynch & Co., Inc.                          8.00%              6/1/2007            1,000       1,171
  Merrill Lynch & Co., Inc.                          4.00%            11/15/2007              750         759
  Morgan Stanley Dean Witter Discover & Co.         5.625%             1/20/2004            1,265       1,311
  Morgan Stanley Dean Witter Discover & Co.          6.10%             4/15/2006            1,150       1,251
  Morgan Stanley Dean Witter Discover & Co.          5.80%              4/1/2007           13,325      14,520
  Salomon Smith Barney Holdings Inc.                6.125%             1/15/2003              125         125
  Salomon Smith Barney Holdings Inc.                 7.20%              2/1/2004            6,000       6,305
  Salomon Smith Barney Holdings Inc.                6.875%             6/15/2005            3,300       3,606
  Salomon Smith Barney Holdings Inc.                5.875%             3/15/2006            6,000       6,483
  Salomon Smith Barney Holdings Inc.                7.375%             5/15/2007            2,000       2,290
  Spear, Leeds & Kellogg, LP                         8.25%             8/15/2005(2)         5,500       6,252
  Waddell & Reed Financial                           7.50%             1/18/2006            3,750       4,043

  FINANCE COMPANIES (5.3%)
  Boeing Capital Corp.                               5.75%             2/15/2007            5,000       5,283
  CIT Group Inc.                                     6.50%              2/7/2006            5,300       5,547
  CIT Group Inc.                                     5.75%             9/25/2007            5,000       5,153
  Capital One Financial                             7.125%              8/1/2008            5,000       4,300
  Countrywide Home Loan                              7.45%             9/16/2003            4,500       4,676
  Countrywide Home Loan                             5.625%             5/15/2007            5,500       5,881
  Ford Motor Credit Co.                              7.50%             1/15/2003            2,525       2,528
  Ford Motor Credit Co.                             6.625%             6/30/2003            1,500       1,525
  Ford Motor Credit Co.                              7.75%             3/15/2005            2,500       2,566
  Ford Motor Credit Co.                             6.875%              2/1/2006           11,800      11,845
  Ford Motor Credit Co.                              6.50%             1/25/2007           21,500      21,287
  General Electric Capital Corp.                     6.80%             11/1/2005            9,970      11,079
  General Electric Capital Corp.                     5.00%             2/15/2007            2,000       2,119
  General Electric Capital Corp.                    5.375%             3/15/2007            3,900       4,189
  General Electric Capital Corp.                     8.75%             5/21/2007            2,500       2,997
  General Electric Capital Corp.                     4.25%             1/15/2008            4,000       4,109
  General Electric Capital Corp.                    5.875%             2/15/2012            3,500       3,739
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                          COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  General Motors Acceptance Corp.                    8.50%              1/1/2003            6,200       6,199
  General Motors Acceptance Corp.                   5.875%             1/22/2003              400         401
  General Motors Acceptance Corp.                    5.80%             3/12/2003            2,950       2,963
  General Motors Acceptance Corp.                   7.125%              5/1/2003            1,300       1,315
  General Motors Acceptance Corp.                    5.25%             5/16/2005            4,550       4,575
  General Motors Acceptance Corp.                    7.50%             7/15/2005            1,000       1,051
  General Motors Acceptance Corp.                   6.125%             9/15/2006            7,000       7,111
  General Motors Acceptance Corp.                   6.125%              2/1/2007            4,000       4,063
  Heller Financial Inc.                              8.00%             6/15/2005            3,605       4,022
  Household Finance Corp.                            6.50%             1/24/2006            6,000       6,333
  Household Finance Corp.                            7.20%             7/15/2006            1,250       1,358
  Household Finance Corp.                            5.75%             1/30/2007            7,325       7,661
  International Lease Finance Corp.                 5.625%              6/1/2007            6,225       6,494
  MBNA America Bank NA                               7.75%             9/15/2005            4,750       5,137
  Norwest Financial, Inc.                            7.00%             1/15/2003              110         110
  USA Education Inc.                                5.625%             4/10/2007            6,775       7,420
  Washington Mutual Finance Corp.                    6.25%             5/15/2006            9,075       9,819

  INSURANCE (1.1%)
  Ace Ltd.                                           6.00%              4/1/2007            2,900       3,030
  Allstate Corp.                                    5.375%             12/1/2006            7,000       7,546
  American International Group                       2.85%             12/1/2005            5,000       5,027
  John Hancock Global Funding II                    5.625%             6/27/2006(2)           700         741
  Jackson National Life Insurance Co.                5.25%             3/15/2007(2)         2,900       3,061
  Metlife Inc.                                       5.25%             12/1/2006            5,000       5,329
  Monumental Global Funding II                       6.05%             1/19/2006(2)         3,500       3,797
  NAC Re Corp.                                       7.15%            11/15/2005            2,500       2,768
  Nationwide Life Global Funding                     5.35%             2/15/2007(2)         4,250       4,485
  Principal Life Global Funding I                   6.125%              3/1/2006(2)         2,000       2,153

  REAL ESTATE INVESTMENT TRUSTS (0.2%)
  Cabot Industrial Properties LP                    7.125%              5/1/2004              430         447
  EOP Operating LP                                   7.75%            11/15/2007            1,300       1,478
  New Plan Excel Realty Trust                       5.875%             6/15/2007            1,125       1,178
  Simon DeBartolo Group, Inc.                        6.75%             7/15/2004            4,000       4,194
                                                                                                 ------------
                                                                                                      525,148
                                                                                                 ------------
INDUSTRIAL (13.3%)
  BASIC INDUSTRY (0.7%)
  Cemex SA de CV                                    8.625%             7/18/2003(2)         2,525       2,610
  Champion International                             7.10%              9/1/2005            2,000       2,191
  Chevron Philips Chemical Co.                      5.375%             6/15/2007            2,500       2,629
  Eastman Chemical Co.                              6.375%             1/15/2004            1,150       1,199
  Noranda Inc.                                      8.125%             6/15/2004            1,000       1,053
  Rohm & Haas Co.                                    6.95%             7/15/2004            4,000       4,287
  Union Carbide Corp.                                6.75%              4/1/2003            2,000       2,011
  Vale Overseas Ltd.                                8.625%              3/8/2007            1,350       1,355
  Weyerhaeuser Co.                                   5.50%             3/15/2005            4,550       4,757

  CAPITAL GOODS (1.5%)
  Bombardier Capital Corp.                          6.125%             6/29/2006(2)         1,300       1,182
  Caterpillar, Inc.                                  5.95%              5/1/2006            5,000       5,465
  Deere & Co.                                       4.125%             7/15/2005            4,000       4,152
=============================================================================================================

46

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Goodrich Corp.                                     6.45%            12/15/2007            3,000       3,057
  Hutchison Whampoa Finance Ltd.                     6.95%              8/1/2007(2)        10,000      11,149
  Lafarge Corp.                                     6.375%             7/15/2005            4,500       4,856
  Masco Corp.                                        6.75%             3/15/2006            3,500       3,816
  Raytheon Co.                                       6.75%             8/15/2007            1,500       1,661
  Raytheon Co.                                       4.50%            11/15/2007            2,000       2,028
  Textron Financial Corp.                           5.875%              6/1/2007            5,000       5,310
  United Technologies Corp.                         4.875%             11/1/2006            8,000       8,498
  Waste Management, Inc.                             6.50%            11/15/2008              275         293

  COMMUNICATION (3.3%)
  AT&T Corp.                                         6.50%            11/15/2006            8,000       8,480
  AT&T Wireless Services Inc.                       7.875%              3/1/2011            2,000       2,000
  British Telecommunications PLC                    7.875%            12/15/2005            8,750       9,855
  BellSouth Corp.                                    5.00%            10/15/2006            4,650       4,974
  China Telecom                                     7.875%             11/2/2004            6,700       7,307
  Citizens Communications                            8.50%             5/15/2006            1,000       1,064
  Clear Channel Communications                      7.875%             6/15/2005            3,700       4,099
  Comcast Cable Communication                       6.375%             1/30/2006            6,150       6,449
  Deutsche Telekom International Finance             8.25%             6/15/2005            6,400       6,998
  France Telecom                                     8.70%              3/1/2006            5,600       6,123
  Grupo Televisa SA                                 8.625%              8/8/2005            3,000       3,308
  Lenfest Communications, Inc.                      8.375%             11/1/2005            1,550       1,699
  Pacific Bell Telephone Co.                         7.00%             7/15/2004            3,175       3,395
  SBC Communications Inc.                            5.75%              5/2/2006            3,000       3,252
  Scholastic Corp.                                   5.75%             1/15/2007            1,700       1,790
  Sprint Capital Corp.                               7.90%             3/15/2005            6,100       6,192
  Telecomunicaciones de Puerto Rico                  6.65%             5/15/2006            2,400       2,560
  Telefonica Europe BV                               7.35%             9/15/2005            1,000       1,101
  Telefonos de Mexico SA                             8.25%             1/26/2006            1,000       1,095
  Verizon Global Funding Corp.                       6.75%             12/1/2005            8,000       8,841
  Verizon Wireless Inc.                             5.375%            12/15/2006            4,950       5,172
  Vodafone AirTouch PLC                             7.625%             2/15/2005           13,000      14,402

  CONSUMER CYCLICAL (2.2%)
  AOL Time Warner Inc.                               6.15%              5/1/2007            3,325       3,448
  Cendant Corp.                                     6.875%             8/15/2006            2,350       2,409
  Costco Wholesale Corp.                             5.50%             3/15/2007            1,250       1,349
  CVS Corp.                                          5.50%             2/15/2004            7,175       7,424
  DaimlerChrysler North America Holding Corp.        7.40%             1/20/2005            8,000       8,693
  DaimlerChrysler North America Holding Corp.        6.40%             5/15/2006            4,500       4,868
  DaimlerChrysler North America Holding Corp.        7.75%             1/18/2011              200         228
  The Walt Disney Co.                                6.75%             3/30/2006            3,000       3,284
  The Walt Disney Co.                               5.375%              6/1/2007            4,000       4,239
  General Motors Corp.                               7.00%             6/15/2003            2,500       2,529
  McDonalds Corp.                                   3.875%             8/15/2007           12,080      12,358
  Sears Roebuck Acceptance Corp.                     7.00%             6/15/2007              800         811
  Time Warner Inc.                                   7.75%             6/15/2005            5,400       5,745
  Viacom Inc.                                        7.75%              6/1/2005            2,000       2,242
  Viacom Inc.                                        6.40%             1/30/2006            4,650       5,099
  Wal-Mart Stores, Inc.                              5.45%              8/1/2006            4,400       4,793
  Wal-Mart Stores, Inc. Canada                       5.58%              5/1/2006(2)         3,400       3,701
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                          COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  CONSUMER NONCYCLICAL (2.0%)
  Abbott Laboratories                               5.625%              7/1/2006            1,200       1,308
  Archer-Daniels-Midland Co.                         6.25%             5/15/2003              250         254
  Conagra Inc.                                       7.50%             9/15/2005            3,820       4,288
  Diageo PLC                                         3.50%            11/19/2007            4,650       4,679
  International Flavors & Fragrances                 6.45%             5/15/2006            1,050       1,141
  Kellogg Co.                                        6.00%              4/1/2006              850         923
  Kraft Foods Inc.                                  4.625%             11/1/2006            5,000       5,270
  Kroger Co.                                         8.15%             7/15/2006              500         567
  Fred Meyer, Inc.                                  7.375%              3/1/2005            2,000       2,181
  Newell Rubbermaid Inc.                             6.00%             3/15/2007            7,000       7,576
  Pharmacia Corp.                                    5.75%             12/1/2005            6,000       6,548
  Philip Morris Cos., Inc.                           7.00%             7/15/2005            2,200       2,380
  Procter & Gamble Co.                               4.75%             6/15/2007            2,000       2,143
  Quest Diagnostic Inc.                              6.75%             7/12/2006            5,000       5,429
  RJ Reynolds Tobacco Holdings Inc.                  6.50%              6/1/2007            2,275       2,364
  Safeway Inc.                                       6.85%             9/15/2004            3,500       3,744
  Safeway Inc.                                       6.50%            11/15/2008            3,800       4,204
  United Health Group Inc.                           5.20%             1/17/2007           10,000      10,556

  ENERGY (1.6%)
  Amerada Hess Corp.                                 5.30%             8/15/2004            8,000       8,344
  Burlington Resources                               5.60%             12/1/2006            1,300       1,388
  Conoco Funding Co.                                 5.45%            10/15/2006            5,000       5,409
  Conoco Inc.                                        5.90%             4/15/2004            3,500       3,682
  Kerr McGee                                        5.875%             9/15/2006            2,875       3,085
  Marathon Oil Corp.                                5.375%              6/1/2007            3,575       3,774
  Occidental Petroleum                              5.875%             1/15/2007            5,000       5,413
  Pemex Master Trust                                 8.50%             2/15/2008            2,000       2,242
  Petroliam Nasional Bhd.                           8.875%              8/1/2004(2)         8,350       9,162
  Phillips Petroleum Co.                             8.50%             5/25/2005            9,450      10,772

  TECHNOLOGY (0.9%)
  Applied Materials, Inc.                            8.00%              9/1/2004              150         162
  First Data Corp.                                  6.625%              4/1/2003            4,200       4,250
  First Data Corp.                                   4.70%             11/1/2006            7,650       8,078
  Hewlett-Packard Co.                                7.15%             6/15/2005            6,500       7,186
  International Business Machines Corp.             4.875%             10/1/2006            5,000       5,334
  Motorola Inc.                                      6.75%              2/1/2006            2,100       2,153
  Texas Instruments Inc.                            6.125%              2/1/2006            3,100       3,282

  TRANSPORTATION (0.7%)
  Burlington Northern Santa Fe Corp.                6.375%            12/15/2005            3,000       3,298
  Burlington Northern Santa Fe Corp.                7.875%             4/15/2007            8,000       9,349
  Illinois Central Railroad Co.                      6.75%             5/15/2003            3,000       3,043
  Norfolk Southern Corp.                            8.375%             5/15/2005              650         735
  Union Pacific Corp.                                7.60%              5/1/2005            2,000       2,229
  Union Pacific Corp.                                6.40%              2/1/2006            5,965       6,509

  OTHER (0.4%)
  Black & Decker Corp.                               7.50%              4/1/2003            6,900       6,983
  Steelcase Inc.                                    6.375%            11/15/2006            5,000       5,227
                                                                                                 ------------
                                                                                                      443,579
                                                                                                 ------------
=============================================================================================================

48

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
UTILITIES (1.9%)
  ELECTRIC (1.0%)
  AEP Resources Inc.                                 6.50%             12/1/2003(2)         1,000       1,006
  Consolidated Edison Inc.                          6.375%              4/1/2003            5,000       5,056
  Consolidated Edison Inc.                          6.625%            12/15/2005            6,000       6,609
  Firstenergy Corp.                                  5.50%            11/15/2006            2,000       2,008
  Florida Power & Light                             6.875%             12/1/2005            1,650       1,834
  National Rural Utilities Corp.                     6.50%              3/1/2007            3,600       3,955
  PSEG Power Corp.                                  6.875%             4/15/2006            1,375       1,401
  Progress Energy Inc.                               6.05%             4/15/2007            2,500       2,661
  Reliant Energy Resources                          8.125%             7/15/2005              350         317
  Southwestern Electric Power                        4.50%              7/1/2005            3,000       3,032
  Union Electric Power Co.                           7.65%             7/15/2003            3,000       3,096
  Virginia Electric & Power Co.                     5.375%              2/1/2007            2,500       2,644

  NATURAL GAS (0.9%)
  Consolidated Natural Gas                          5.375%             11/1/2006            8,000       8,564
  Duke Energy Field Services                         7.50%             8/16/2005            3,500       3,665
  Enron Corp.                                      9.125%*              4/1/2003            2,000         260
  Enron Corp.                                      7.625%*             9/10/2004            1,000         130
  Enterprise Products                                8.25%             3/15/2005            6,900       7,497
  HNG Internorth                                   9.625%*             3/15/2006            1,500         195
  Keyspan Corp.                                      7.25%            11/15/2005            1,500       1,676
  Sempra Energy                                      6.80%              7/1/2004            3,500       3,592
  Sempra Energy                                      6.95%             12/1/2005            3,500       3,726
  Yosemite Security Trust                           8.25%*            11/15/2004(2)         3,225         548
                                                                                                 ------------
                                                                                                       63,472
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (Cost $1,117,131)                                                                                  1,159,848
-------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(5.7%)
-------------------------------------------------------------------------------------------------------------
Asia Development Bank                               4.875%              2/5/2007            7,000       7,567
European Investment Bank                             4.00%             3/15/2005           26,000      27,122
Inter-American Development Bank                     3.875%             9/27/2004           10,000      10,350
Inter-American Development Bank                      6.50%            10/20/2004            1,530       1,656
Inter-American Development Bank                     6.625%              3/7/2007            2,375       2,720
Inter-American Development Bank                     6.375%            10/22/2007            2,425       2,778
International Bank for
  Reconstruction & Development                      4.375%             9/28/2006           25,000      26,601
KFW International Finance, Inc.                      2.50%            10/17/2005           21,000      21,169
Korea Development Bank                               8.09%             10/6/2004            1,000       1,095
Korea Development Bank                               6.75%             12/1/2005            2,035       2,242
Korea Development Bank                               5.25%            11/16/2006           14,130      15,005
Korea Electric Power                                6.375%             12/1/2003              310         321
Landwirtschaft Rentenbank                           3.375%            11/15/2007            6,200       6,267
Pemex Global                                         6.50%              2/1/2005(2)         1,500       1,588
Province of Ontario                                  3.50%             9/17/2007            7,500       7,633
Province of Quebec                                   7.00%             1/30/2007            6,478       7,454
Province of Saskatchewan                            6.625%             7/15/2003            4,500       4,620
Province of Saskatchewan                             8.00%             7/15/2004            3,900       4,181
Republic of Chile                                   5.625%             7/23/2007            8,100       8,545
Republic of Finland                                 7.875%             7/28/2004            3,500       3,834
Republic of Italy                                   4.375%            10/25/2006            5,000       5,248
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                          COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
Republic of Italy                                   3.625%             9/14/2007           15,000      15,386
United Mexican States                               9.875%             1/15/2007            4,700       5,621
United Mexican States Value Recovery Rights            --               6/3/2003           15,384          54
-------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
 (Cost $185,452)                                                                                      189,057
-------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (7.7%)
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E              1.21-1.22%              1/2/2003          250,957     250,957
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                           1.22%              1/2/2003            4,943       4,943
-------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $255,900)                                                                                      255,900
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (105.6%)
 (Cost $3,426,780)                                                                                  3,512,364
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.6%)
-------------------------------------------------------------------------------------------------------------
Receivables for Capital Shares Sold                                                                  113,275
Other Assets--Note B                                                                                  50,478
Security Lending Collateral Payable to Brokers--Note E                                              (250,957)
Other Liabilities                                                                                    (98,662)
                                                                                                 ------------
                                                                                                    (185,866)
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                 $3,326,498
=============================================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security--security in default.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the aggregate value of these securities was $58,913,000, representing 1.8% of net assets.

================================================================================
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $3,252,425
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                         (11,511)
Unrealized Appreciation                                                  85,584
--------------------------------------------------------------------------------
NET ASSETS                                                           $3,326,498
================================================================================

Investor Shares--Net Assets
Applicable to 247,333,585 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $2,553,166
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $10.32
================================================================================

Admiral Shares--Net Assets
Applicable to 74,915,262 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)    $773,332
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $10.32
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                   COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (43.5%)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (23.3%)
Private Export Funding Corp.
 (U.S. Government Guaranteed)                        7.20%             1/15/2010            6,500       7,845
U.S. Treasury Bond                                 10.375%            11/15/2007           66,075      88,375
U.S. Treasury Bond                                   5.00%             8/15/2011           95,895     105,230
U.S. Treasury Bond                                  13.25%             5/15/2014           34,025      53,428
U.S. Treasury Note                                  3.375%             4/30/2004           10,000      10,272
U.S. Treasury Note                                  2.125%             8/31/2004           11,875      12,009
U.S. Treasury Note                                  7.875%            11/15/2004           17,425      19,457
U.S. Treasury Note                                  6.125%             8/15/2007            7,350       8,454
U.S. Treasury Note                                  5.625%             5/15/2008          196,920     223,443
U.S. Treasury Note                                   5.00%             2/15/2011          170,190     187,158
                                                                                                 ------------
                                                                                                      715,671
                                                                                                 ------------
AGENCY BONDS AND NOTES (20.2%)
Federal Home Loan Bank                              5.925%              4/9/2008            4,000       4,519
Federal Home Loan Bank                              5.865%              9/2/2008           10,000      11,280
Federal Home Loan Bank                               5.88%            11/25/2008            5,000       5,170
Federal Home Loan Bank                               5.79%             4/27/2009           10,000      11,249
Federal Home Loan Bank                              7.625%             5/14/2010           40,250      49,901
Federal Home Loan Mortgage Corp.                     5.75%             3/15/2009           47,750      53,595
Federal Home Loan Mortgage Corp.                     7.00%             3/15/2010          138,000     165,259
Federal Home Loan Mortgage Corp.                     5.75%             1/15/2012            7,575       8,410
Federal Home Loan Mortgage Corp.                    5.125%             7/15/2012           10,000      10,643
Federal National Mortgage Assn.                      6.19%              7/7/2008            4,325       4,417
Federal National Mortgage Assn.                      5.64%            12/10/2008           10,380      10,725
Federal National Mortgage Assn.                      6.40%             5/14/2009            5,000       5,279
Federal National Mortgage Assn.                     6.625%             9/15/2009           91,600     107,287
Federal National Mortgage Assn.                      7.25%             1/15/2010           55,800      67,533
Federal National Mortgage Assn.                     7.125%             6/15/2010            7,500       9,044
Federal National Mortgage Assn.                      6.25%              2/1/2011            3,350       3,747
Federal National Mortgage Assn.                      6.00%             5/15/2011           32,675      36,945
Federal National Mortgage Assn.                     5.375%            11/15/2011            2,150       2,333
Federal National Mortgage Assn.                     6.125%             3/15/2012           28,460      32,473
Federal National Mortgage Assn.                     4.375%             9/15/2012            2,275       2,284
Federal National Mortgage Assn.                     6.625%            11/15/2030              500         587
Tennessee Valley Auth.                              5.375%            11/13/2008           18,503      20,395
                                                                                                 ------------
                                                                                                      623,075
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $1,251,729)                                                                                  1,338,746
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (49.1%)
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.1%)
Bear Stearns Commercial Mortgage Securities Inc.     5.61%            11/15/2033(1)         2,500       2,691
Mach One CDO, Ltd.                                   6.70%             3/15/2030(1)(2)      2,384       2,622
                                                                                                 ------------
                                                                                                        5,313
                                                                                                 ------------
FINANCE (20.1%)
  BANKING (8.4%)
  BBVA-Bancomer Capital Trust I                     10.50%             2/16/2011(2)         6,000       6,660
  Bank of America Corp.                              7.80%             2/15/2010            4,400       5,223
  Bank of America Corp.                              7.40%             1/15/2011            9,150      10,756
  Bank of America Corp.                              6.25%             4/15/2012           14,150      15,709
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                   COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Bank One Corp.                                     6.00%             2/17/2009            5,000       5,368
  Bank One Corp.                                    7.875%              8/1/2010            9,150      11,037
  BankBoston NA                                     6.375%             3/25/2008           12,000      13,211
  Barclays Bank PLC                                  8.55%             6/15/2011(2)         4,050       4,849
  The Chase Manhattan Corp.                         6.375%              4/1/2008            1,950       2,129
  Chemical Bank Corp.                               6.125%             11/1/2008              500         538
  Citicorp Lease Pass-Through Trust                  8.04%            12/15/2019(2)         2,100       2,423
  Citigroup Inc.                                     7.25%             10/1/2010           10,600      12,198
  Citigroup Inc.                                     6.50%             1/18/2011            5,000       5,584
  Citigroup Inc.                                    5.625%             8/27/2012           15,900      16,733
  Credit Suisse First Boston USA, Inc.               6.50%             1/15/2012            7,940       8,467
  First Union Corp.                                  7.80%             8/18/2010           15,255      18,541
  FirstStar Bank                                    7.125%             12/1/2009            5,960       6,939
  HSBC Holdings PLC                                  7.50%             7/15/2009            5,840       6,936
  ING Capital Funding Trust III                     8.439%            12/31/2010              500         575
  J.P. Morgan Chase & Co.                            5.75%              1/2/2013            6,400       6,509
  Manufacturers & Traders Bank                       8.00%             10/1/2010            1,650       1,980
  Marshall & Ilsley Bank                             5.25%              9/4/2012            6,000       6,270
  National City Bank                                 6.25%             3/15/2011            1,500       1,637
  North Fork Bancorp                                5.875%             8/15/2012            8,000       8,616
  Regions Financial Corp.                            7.00%              3/1/2011            9,500      11,066
  Republic New York Corp.                            7.75%             5/15/2009            2,400       2,836
  Santander Central Hispano SA                      7.625%             9/14/2010              900       1,023
  Sanwa Bank Ltd.                                    7.40%             6/15/2011            3,900       3,825
  Sumitomo Mitsui Banking Corp.                      8.00%             6/15/2012              800         893
  SunTrust Banks, Inc.                               6.25%              6/1/2008            2,000       2,247
  SunTrust Banks, Inc.                              6.375%              4/1/2011            2,080       2,331
  Toronto-Dominion Bank                              6.50%             8/15/2008            3,000       3,395
  UBS Preferred Funding Trust I                     8.622%             10/1/2010            4,500       5,388
  US Bank NA Minnesota                               6.50%              2/1/2008            5,000       5,665
  US Bank NA Minnesota                               5.70%            12/15/2008            2,000       2,195
  US Bank NA Minnesota                              6.375%              8/1/2011            3,000       3,370
  Union Planters Corp.                               7.75%              3/1/2011            6,000       7,021
  Washington Mutual Bank                            6.875%             6/15/2011            7,300       8,140
  Washington Mutual Bank                             5.50%             1/15/2013            3,700       3,784
  Wells Fargo & Co.                                  7.55%             6/21/2010            5,000       5,948
  Wells Fargo & Co.                                  6.45%              2/1/2011            5,000       5,630
  Wells Fargo & Co.                                 6.125%             4/18/2012            5,000       5,517

  BROKERAGE (2.6%)
  Bear Stearns & Co., Inc.                          7.625%             12/7/2009            1,000       1,160
  Bear Stearns & Co., Inc.                           5.70%            11/15/2014            7,000       7,167
  Goldman Sachs Group Inc.                          6.875%             1/15/2011           10,000      11,188
  Goldman Sachs Group Inc.                           6.60%             1/15/2012            7,000       7,749
  Goldman Sachs Group Inc.                           5.70%              9/1/2012           10,000      10,417
  Goldman Sachs Group Inc.                           5.50%             5/15/2014            3,650       3,680
  Lehman Brothers Holding Inc.                      7.375%             1/15/2007           10,000      11,270
  Lehman Brothers Holding Inc.                      6.625%             2/15/2008           10,175      11,374
  Morgan Stanley Dean Witter Discover & Co.          6.75%             4/15/2011            6,320       7,018
  Morgan Stanley Dean Witter Discover & Co.          6.60%              4/1/2012            8,840       9,755
=============================================================================================================

52

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  FINANCE COMPANIES (6.3%)
  Boeing Capital Corp.                               6.50%             2/15/2012            2,400       2,562
  Boeing Capital Corp.                               5.80%             1/15/2013            5,000       5,089
  Countrywide Home Loan                             6.935%             7/16/2007            1,490       1,673
  Countrywide Home Loan                              6.25%             4/15/2009            7,600       8,394
  John Deere Capital Corp.                           7.00%             3/15/2012            2,720       3,157
  Ford Motor Credit Co.                             7.375%            10/28/2009            1,200       1,182
  Ford Motor Credit Co.                             7.375%              2/1/2011            1,100       1,081
  Ford Motor Credit Co.                              7.25%            10/25/2011           34,000      32,998
  General Electric Capital Corp.                    4.625%             9/15/2009           25,000      25,543
  General Electric Capital Corp.                    7.375%             1/19/2010            6,000       6,896
  General Electric Capital Corp.                    6.125%             2/22/2011            4,615       4,972
  General Electric Capital Corp.                    8.125%             5/15/2012            5,638       6,864
  General Motors Acceptance Corp.                   6.125%             1/22/2008            5,000       5,013
  General Motors Acceptance Corp.                    7.75%             1/19/2010            9,200       9,648
  General Motors Acceptance Corp.                   6.875%             9/15/2011            7,500       7,480
  General Motors Acceptance Corp.                    7.00%              2/1/2012           16,500      16,592
  General Motors Acceptance Corp.                   6.875%             8/28/2012            9,800       9,704
  Household Finance Corp.                            7.65%             5/15/2007            1,000       1,113
  Household Finance Corp.                            6.40%             6/17/2008            9,500      10,129
  Household Finance Corp.                            6.45%              2/1/2009               70          73
  Household Finance Corp.                            6.75%             5/15/2011           10,000      10,679
  Household Finance Corp.                           6.375%            10/15/2011            6,000       6,291
  Household Finance Corp.                            7.00%             5/15/2012            5,000       5,479
  MBNA Corp.                                         7.50%             3/15/2012            2,400       2,541
  SLM Corp.                                         5.125%             8/27/2012            6,500       6,729

  INSURANCE (1.2%)
  Allstate Corp.                                     7.20%             12/1/2009            8,000       9,195
  Equitable Cos., Inc.                               6.50%              4/1/2008            2,000       2,157
  Fidelity National Financial Inc.                   7.30%             8/15/2011            5,000       5,533
  Jackson National Life Insurance Co.               6.125%             5/30/2012(2)         3,975       4,211
  Lincoln National Corp.                             6.20%            12/15/2011            4,000       4,235
  Marsh & McLennan Cos. Inc.                         6.25%             3/15/2012            1,900       2,102
  Nationwide Financial Services                      5.90%              7/1/2012            2,475       2,532
  Reinsurance Group of America                       6.75%            12/15/2011            6,500       6,872

  REAL ESTATE INVESTMENT TRUSTS (1.6%)
  Camden Property Trust                             5.875%            11/30/2012            3,000       3,047
  Centerpoint Properties                             5.75%             8/15/2009            6,750       6,977
  EOP Operating LP                                   7.00%             7/15/2011            6,000       6,557
  Equity Residential Properties Trust                6.95%              3/2/2011            6,500       7,128
  Equity Residential Properties Trust               6.625%             3/15/2012            7,000       7,569
  First Industrial LP                               6.875%             4/15/2012            3,500       3,719
  HRPT Properties Trust                              6.50%             1/15/2013            2,000       2,049
  Health Care Property Investment Inc.               6.45%             6/25/2012            3,025       3,064
  Regency Centers LP                                 6.75%             1/15/2012            1,100       1,183
  Shurgard Storage Centers, Inc.                     7.75%             2/22/2011            3,650       4,050
  Simon Property Group LP                           6.375%            11/15/2007            3,900       4,208
                                                                                                 ------------
                                                                                                      618,210
                                                                                                 ------------
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                   COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
INDUSTRIAL (24.2%)
  BASIC INDUSTRY (2.0%)
  Alcoa Inc.                                        5.375%             1/15/2013           13,000      13,786
  Celulosa Arauco Constitution SA                   8.625%             8/15/2010            1,750       2,002
  Corporacion Nacional del Cobre de Chile
   (CODELCO)                                        7.375%              5/1/2009(2)         5,000       5,518
  Dow Chemical Co.                                  6.125%              2/1/2011           10,000      10,327
  Eastman Chemical Co.                               7.00%             4/15/2012            2,325       2,600
  International Paper Co.                           7.875%              8/1/2006               35          39
  International Paper Co.                            6.75%              9/1/2011            3,300       3,678
  International Paper Co.                            5.85%            10/30/2012(2)         1,900       1,993
  MeadWestvaco Corp.                                 6.85%              4/1/2012            1,000       1,111
  Noranda Inc.                                       7.25%             7/15/2012            1,575       1,589
  Potash Corp. of Saskatchewan                       7.75%             5/31/2011            2,500       2,926
  Sappi Papier Holding AG                            6.75%             6/15/2012(2)         2,375       2,625
  Weyerhaeuser Co.                                   6.75%             3/15/2012           12,000      13,083

  CAPITAL GOODS (1.6%)
  Bae Systems Holdings Inc.                          6.40%            12/15/2011(2)         1,500       1,519
  Bemis Co. Inc.                                     6.50%             8/15/2008            5,000       5,614
  British Aerospace                                 7.156%            12/15/2011(1)(2)      3,235       3,405
  CRH Capital Inc.                                   6.95%             3/15/2012            2,275       2,548
  Caterpillar, Inc.                                  6.55%              5/1/2011            5,000       5,691
  Caterpillar, Inc.                                 9.375%             8/15/2011            2,000       2,653
  Goodrich Corp.                                    7.625%            12/15/2012            3,000       3,097
  Hanson PLC                                        7.875%             9/27/2010            1,000       1,157
  Hutchison Whampoa International Ltd.               7.00%             2/16/2011(2)         1,000       1,069
  Kennametal Inc.                                    7.20%             6/15/2012            1,750       1,809
  Lockheed Martin Corp.                              7.70%             6/15/2008            3,800       4,531
  Masco Corp.                                       7.125%             8/15/2013            1,050       1,216
  Raytheon Co.                                       6.00%            12/15/2010            1,980       2,073
  Raytheon Co.                                       5.50%            11/15/2012            1,250       1,269
  Republic Services Inc.                            7.125%             5/15/2009            4,850       5,535
  Republic Services Inc.                             6.75%             8/15/2011            3,000       3,301
  Textron Inc.                                       6.50%              6/1/2012            2,450       2,682

  COMMUNICATION (6.4%)
  AT&T Corp.                                         7.80%            11/15/2011           11,600      12,600
  AT&T Wireless Services Inc.                       7.875%              3/1/2011           16,000      16,000
  Ameritech Capital Funding                          6.15%             1/15/2008            6,000       6,643
  BellSouth Corp.                                    6.00%            10/15/2011            5,500       6,011
  British Telecommunications PLC                    8.375%            12/15/2010            6,650       7,978
  Centurytel Inc.                                   7.875%             8/15/2012(2)         3,400       3,951
  Cingular Wireless                                  6.50%            12/15/2011            2,000       2,145
  Citizens Communications                            9.25%             5/15/2011            2,600       3,087
  Clear Channel Communications                       7.65%             9/15/2010            6,500       7,368
  Comcast Cable Communication                        6.75%             1/30/2011            6,000       6,239
  Cox Communications, Inc.                           7.75%             11/1/2010            1,550       1,757
  Cox Communications, Inc.                           6.75%             3/15/2011            5,000       5,358
  Deutsche Telekom International Finance             8.50%             6/15/2010           10,900      12,540
  France Telecom                                     9.25%              3/1/2011           10,650      12,214
  GTE Northwest Inc.                                 5.55%            10/15/2008            3,000       3,185
  Intel Telecom Satellite                           7.625%             4/15/2012(2)         3,500       3,502
=============================================================================================================

54

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Koninklijke KPN NV                                 8.00%             10/1/2010            7,800       9,140
  PCCW Hong Kong Capital Ltd.                        7.75%            11/15/2011(2)         2,325       2,499
  SBC Communications Inc.                            6.25%             3/15/2011            1,200       1,315
  SBC Communications Inc.                           5.875%             8/15/2012            2,500       2,702
  Sprint Capital Corp.                               6.00%             1/15/2007            2,000       1,890
  Sprint Capital Corp.                              6.125%            11/15/2008            4,000       3,680
  Sprint Capital Corp.                              6.375%              5/1/2009            3,000       2,760
  Sprint Capital Corp.                              8.375%             3/15/2012            5,000       4,975
  TCI Communications Inc.                           7.875%              8/1/2013            1,701       1,855
  TCI Communications Inc.                            8.75%              8/1/2015            3,095       3,595
  TPSA Finance BV                                    7.75%            12/10/2008(2)         1,045       1,042
  Telefonica Europe BV                               7.75%             9/15/2010            6,500       7,510
  Thomson Corp.                                      5.75%              2/1/2008            1,850       1,986
  USA Interactive                                    7.00%             1/15/2013(2)         3,500       3,623
  Verizon Global Funding Corp.                      7.375%              9/1/2012            2,500       2,875
  Verizon New Jersey Inc.                           5.875%             1/17/2012           14,875      15,684
  Verizon New York Inc.                             6.875%              4/1/2012            2,300       2,577
  Verizon Pennsylvania Inc.                          5.65%            11/15/2011            8,025       8,270
  Vodafone AirTouch PLC                              7.75%             2/15/2010            7,860       9,260

  CONSUMER CYCLICAL (3.6%)
  AOL Time Warner Inc.                               6.75%             4/15/2011            9,100       9,440
  AT&T Corp.-Liberty Media Corp.                    7.875%             7/15/2009            2,000       2,184
  Arvinmeritor Inc.                                  6.80%             2/15/2009            2,500       2,400
  DaimlerChrysler North America Holding Corp.        7.75%             1/18/2011            7,300       8,332
  DaimlerChrysler North America Holding Corp.        7.30%             1/15/2012            6,475       7,263
  The Walt Disney Co.                               6.375%              3/1/2012            4,114       4,511
  Federated Department Stores                       6.625%              4/1/2011            3,000       3,280
  Ford Capital BV                                    9.50%              6/1/2010              180         184
  Ford Motor Co.                                     7.25%             10/1/2008            3,700       3,669
  Harrahs Operating Co., Inc.                        8.00%              2/1/2011            2,200       2,537
  Liberty Media Corp.                                7.75%             7/15/2009            5,000       5,427
  May Department Stores Co.                          8.00%             7/15/2012            1,500       1,798
  McDonald's Corp.                                   5.75%              3/1/2012            3,300       3,536
  Sears Roebuck Acceptance Corp.                     6.75%             8/15/2011            2,400       2,278
  Sears Roebuck Acceptance Corp.                     6.70%             4/15/2012            5,500       5,169
  Target Corp.                                       5.40%             10/1/2008           19,000      20,421
  Time Warner Inc.                                   7.48%             1/15/2008            2,050       2,186
  Viacom Inc.                                       5.625%             8/15/2012           11,500      12,282
  Wal-Mart Stores, Inc.                             6.875%             8/10/2009           11,000      12,841

  CONSUMER NONCYCLICAL (4.5%)
  Anheuser-Busch Cos., Inc.                          7.50%             3/15/2012            4,600       5,615
  Archer-Daniels-Midland Co.                        8.875%             4/15/2011               80         102
  C.R. Bard, Inc.                                    6.70%             12/1/2026            2,300       2,525
  Bottling Group PLC                                4.625%            11/15/2012(2)         6,000       5,990
  Bristol-Myers Squibb                               5.75%             10/1/2011            5,800       6,102
  Campbell Soup Co.                                  6.75%             2/15/2011            5,000       5,697
  Coca-Cola Enterprises, Inc.                       6.125%             8/15/2011            3,000       3,334
  Conagra Foods, Inc.                               7.875%             9/15/2010            9,000      10,816
  Eli Lilly & Co.                                    6.00%             3/15/2012            3,000       3,341
  General Mills Inc.                                 6.00%             2/15/2012            3,000       3,266
  Grand Metropolitan Investment Corp.                9.00%             8/15/2011            3,075       4,024
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                   COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  HCA Inc.                                           6.95%              5/1/2012            1,000       1,062
  Healthcare Services                                7.75%             6/15/2011(2)         5,000       5,515
  Imperial Tobacco                                  7.125%              4/1/2009            7,775       8,513
  Kellogg Co.                                        6.60%              4/1/2011            7,500       8,471
  Kraft Foods Inc.                                  5.625%             11/1/2011           13,600      14,534
  Kroger Co.                                         8.15%             7/15/2006              300         340
  Kroger Co.                                         7.65%             4/15/2007            8,080       9,210
  Kroger Co.                                         7.25%              6/1/2009            1,500       1,710
  Kroger Co.                                         8.05%              2/1/2010            1,700       1,966
  McKesson Corp.                                     7.75%              2/1/2012            3,000       3,439
  Newell Rubbermaid Inc.                             6.75%             3/15/2012            7,000       7,717
  Procter & Gamble Co.                               8.50%             8/10/2009            1,000       1,272
  Quest Diagnostic Inc.                              7.50%             7/12/2011            5,000       5,711
  RJ Reynolds Tobacco Holdings Inc.                  7.25%              6/1/2012            6,000       6,200
  Safeway, Inc.                                      5.80%             8/15/2012            9,000       9,421
  Supervalu Inc.                                     7.50%             5/15/2012            2,500       2,544
  Wellpoint Health Network                          6.375%             1/15/2012            1,300       1,427

  ENERGY (3.4%)
  Amerada Hess Corp.                                 6.65%             8/15/2011            7,000       7,664
  Anadarko Finance Co.                               6.75%              5/1/2011            1,600       1,798
  Apache Corp.                                       6.25%             4/15/2012            5,500       6,172
  Ashland Inc.                                       6.86%              5/1/2009            4,000       4,401
  Baker Hughes Inc.                                  6.25%             1/15/2009            2,300       2,563
  Burlington Resources Inc.                          6.50%             12/1/2011            1,500       1,670
  CNOOC Finance                                     6.375%              3/8/2012(2)         5,000       5,362
  Conoco Funding Co.                                 6.35%            10/15/2011            5,800       6,497
  Conoco Inc.                                        6.35%             4/15/2009            2,700       3,042
  Devon Financing Corp.                             6.875%             9/30/2011            7,000       7,900
  Emerson Electric                                  4.625%            10/15/2012            7,000       7,005
  Kerr McGee Corp.                                   7.00%             11/1/2011            1,230       1,245
  LG Caltex Oil Corp.                                7.75%             7/25/2011(2)         2,500       2,888
  Marathon Oil Corp.                                6.125%             3/15/2012            2,300       2,441
  Occidental Petroleum                               6.75%             1/15/2012            8,000       9,028
  Petronas Capital Ltd.                              7.00%             5/22/2012(2)         7,075       7,754
  PF Export Receivables Master Trust                 6.60%             12/1/2011(1)(2)      5,000       5,399
  Phillips Petroleum Co.                             8.75%             5/25/2010            3,500       4,379
  Schlumberger Technology Corp.                      6.50%             4/15/2012(2)        10,000      11,129
  Texaco Capital Inc.                                5.50%             1/15/2009            3,000       3,249
  Valero Energy Corp.                               6.875%             4/15/2012            2,500       2,588

  TECHNOLOGY (0.6%)
  Electronic Data Systems                           7.125%            10/15/2009            1,500       1,507
  First Data Corp.                                  5.625%             11/1/2011            6,000       6,412
  International Business Machines Corp.              7.50%             6/15/2013            4,000       4,884
  Motorola Inc.                                      5.80%            10/15/2008            2,000       1,940
  Motorola Inc.                                     7.625%            11/15/2010            3,600       3,708

  TRANSPORTATION (2.1%)
  American Airlines Inc.
    Pass-Through Certificates                       7.024%            10/15/2009            7,800       7,332
  American Airlines Inc.
    Pass-Through Certificates                       6.817%             5/23/2011            3,000       2,520
=============================================================================================================

56

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Burlington Northern Santa Fe Corp.                 6.75%             7/15/2011            1,590       1,815
  Burlington Northern Santa Fe Corp.                 5.90%              7/1/2012            5,000       5,453
  CSX Corp.                                          6.30%             3/15/2012            7,500       8,202
  Canadian Pacific Rail                              6.25%            10/15/2011            1,900       2,089
  Continental Airlines, Inc.
    Pass-Through Certificates                       6.563%             2/15/2012            2,500       2,625
  Delta Air Lines, Inc.
   (Equipment Trust Certificates)                    8.54%              1/2/2007(1)           379         280
  Delta Air Lines, Inc. Pass-Through Certificates   7.111%             9/18/2011            5,000       4,950
  ERAC USA Finance Co.                               7.35%             6/15/2008(2)         5,000       5,554
  Hertz Corp.                                        7.40%              3/1/2011            1,000         941
  Hertz Corp.                                       7.625%              6/1/2012            4,975       4,723
  NorthWest Airlines, Inc.
    Pass-Through Certificates                       6.841%              4/1/2011            2,000       1,900
  Southwest Airlines Co.                             6.50%              3/1/2012            2,400       2,541
  US Airways Pass-Through Trust                      8.11%             2/20/2017               59          60
  Union Pacific Corp.                                7.25%             11/1/2008            3,500       4,099
  Union Pacific Corp.                                6.65%             1/15/2011              355         399
  Union Pacific Corp.                                6.50%             4/15/2012            1,500       1,686
  United Air Lines                                  7.032%             10/1/2010            7,840       6,194

  OTHER
  Black & Decker Corp.                              7.125%              6/1/2011              500         573
                                                                                                 ------------
                                                                                                      744,425
                                                                                                 ------------
UTILITIES (4.7%)
  ELECTRIC (3.6%)
  Alabama Power                                      4.70%             12/1/2010              950         946
  Commonwealth Edison                                6.15%             3/15/2012            4,000       4,424
  Consolidated Edison                               8.125%              5/1/2010            2,500       2,963
  Consolidated Edison                               4.875%              2/1/2013            5,000       5,064
  Constellation Energy Group Inc.                   6.125%              9/1/2009            2,000       2,075
  Constellation Energy Group Inc.                    7.00%              4/1/2012            2,100       2,207
  Detroit Edison Company                            6.125%             10/1/2010           10,000      10,904
  Duke Energy Corp.                                  6.25%             1/15/2012            3,800       4,010
  Energy East Corp.                                  6.75%             6/15/2012            1,750       1,901
  Firstenergy Corp.                                  6.45%            11/15/2011            3,000       2,977
  HQI Transelec Chile SA                            7.875%             4/15/2011            8,500       9,401
  Israel Electric Corp. Ltd.                         7.75%              3/1/2009(2)         2,250       2,371
  Israel Electric Corp. Ltd.                         7.95%             5/30/2011(2)         3,800       4,047
  NRG Energy Inc.                                   8.25%*             9/15/2010            5,750       1,495
  National Rural Utilities Corp.                     6.20%              2/1/2008            2,850       3,116
  National Rural Utilities Corp.                     5.75%             8/28/2009            7,000       7,422
  National Rural Utilities Corp.                     7.25%              3/1/2012              460         530
  Oncor Electric Delivery                           6.375%             1/15/2015(2)         1,450       1,475
  PECO Energy Co.                                    5.95%             11/1/2011            5,000       5,460
  PPL Energy Supply LLC                              6.40%             11/1/2011            5,000       4,945
  PSEG Power                                         6.95%              6/1/2012            6,200       6,122
  PacifiCorp                                         6.90%            11/15/2011            5,500       6,285
  Progress Energy Inc.                               7.10%              3/1/2011            9,200      10,115
  SCANA Corp.                                        6.25%              2/1/2012            1,320       1,433
  Southern Power                                     6.25%             7/15/2012            5,785       6,097
  Teco Energy Inc.                                   7.00%              5/1/2012            4,600       3,772
  Union Electric Power Co.                           6.75%              5/1/2008              120         135
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                   COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Natural Gas (1.1%)
  Consolidated Natural Gas                           6.25%             11/1/2011           14,100      15,275
  Duke Energy Field Services                        7.875%             8/16/2010            2,400       2,520
  Enterprise Products                                7.50%              2/1/2011              300         322
  Keyspan Corp.                                     7.625%            11/15/2010            3,000       3,546
  Kinder Morgan Inc.                                 6.50%              9/1/2012           10,000      10,424
                                                                                                 ------------
                                                                                                      143,779
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (Cost $1,425,009)                                                                                  1,511,727
-------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(5.7%)
-------------------------------------------------------------------------------------------------------------
Asian Development Bank                               4.50%              9/4/2012            2,000       2,037
Federation of Malaysia                               8.75%              6/1/2009            4,350       5,344
Federation of Malaysia                               7.50%             7/15/2011            3,850       4,429
Inter-American Development Bank                     5.375%            11/15/2008            7,400       8,179
Inter-American Development Bank                     5.625%             4/16/2009           10,000      11,206
Inter-American Development Bank                     4.375%             9/20/2012            6,000       6,075
International Bank for Reconstruction &
  Development                                       4.125%             8/12/2009            2,400       2,506
Pemex Finance Ltd.                                   9.69%             8/15/2009(1)         5,000       5,838
Pemex Master Trust                                  7.875%              2/1/2009(2)         6,750       7,321
Pemex Master Trust                                   8.00%            11/15/2011(2)        10,000      10,777
Province of British Columbia                        5.375%            10/29/2008            7,000       7,676
Province of Manitoba                                 5.50%             10/1/2008            2,500       2,785
Province of Ontario                                  5.50%             10/1/2008           17,000      18,815
Province of Quebec                                   5.75%             2/15/2009           10,000      11,122
Province of Quebec                                   5.00%             7/17/2009            5,100       5,459
Province of Quebec                                  6.125%             1/22/2011            3,715       4,189
Province of Saskatchewan                            7.125%             3/15/2008              600         708
Republic of Italy                                   5.625%             6/15/2012           16,000      17,808
Republic of Korea                                   8.875%             4/15/2008            9,000      11,124
Republic of South Africa                            7.375%             4/25/2012            4,150       4,492
United Mexican States                               9.875%              2/1/2010           17,000      20,604
United Mexican States                               8.375%             1/14/2011            5,000       5,658
-------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
 (Cost $163,133)                                                                                      174,152
-------------------------------------------------------------------------------------------------------------

58

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (6.9%)
-------------------------------------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E              1.21-1.22%              1/2/2003         $183,068     183,068
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                           1.22%              1/2/2003           27,778      27,778
-------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $210,846)                                                                                      210,846
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (105.2%)
 (Cost $3,050,717)                                                                                  3,235,471
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.2%)
-------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                  52,192
Security Lending Collateral Payable to Brokers--Note E                                              (183,068)
Other Liabilities                                                                                    (27,922)
                                                                                                 ------------
                                                                                                    (158,798)
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                 $3,076,673
=============================================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security--security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the aggregate value of these securities was $127,093,000, representing 4.1% of net assets.

================================================================================
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,915,523
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                         (23,604)
Unrealized Appreciation                                                 184,754
--------------------------------------------------------------------------------
NET ASSETS                                                           $3,076,673
================================================================================

Investor Shares--Net Assets
Applicable to 224,663,071 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $2,414,609
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $10.75
================================================================================

Admiral Shares--Net Assets
Applicable to 61,600,580 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)    $662,064
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $10.75
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                           COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (59.6%)
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (50.6%)
U.S. Treasury Bond                                  9.375%             2/15/2006            2,000       2,441
U.S. Treasury Bond                                   5.50%             5/15/2009            1,350       1,533
U.S. Treasury Bond                                  11.25%             2/15/2015              540         900
U.S. Treasury Bond                                   9.25%             2/15/2016           25,900      38,466
U.S. Treasury Bond                                   7.50%            11/15/2016           17,275      22,621
U.S. Treasury Bond                                   8.75%             5/15/2017           28,715      41,555
U.S. Treasury Bond                                  8.875%             8/15/2017           10,265      15,019
U.S. Treasury Bond                                  8.875%             2/15/2019            1,950       2,881
U.S. Treasury Bond                                  8.125%             8/15/2019            9,895      13,795
U.S. Treasury Bond                                   8.50%             2/15/2020              900       1,298
U.S. Treasury Bond                                   8.75%             5/15/2020            4,700       6,937
U.S. Treasury Bond                                   8.75%             8/15/2020              400         591
U.S. Treasury Bond                                  7.875%             2/15/2021           25,730      35,332
U.S. Treasury Bond                                  8.125%             8/15/2021           10,210      14,378
U.S. Treasury Bond                                   8.00%            11/15/2021           31,985      44,602
U.S. Treasury Bond                                   7.25%             8/15/2022            9,900      12,895
U.S. Treasury Bond                                  7.625%            11/15/2022           31,145      42,141
U.S. Treasury Bond                                   6.75%             8/15/2026           21,645      27,094
U.S. Treasury Bond                                  6.625%             2/15/2027           21,650      26,762
U.S. Treasury Bond                                  6.375%             8/15/2027           22,975      27,622
U.S. Treasury Bond                                  6.125%            11/15/2027              625         731
U.S. Treasury Note                                  3.375%             4/30/2004            1,275       1,310
U.S. Treasury Note                                  7.875%            11/15/2004            3,675       4,104
U.S. Treasury Note                                   5.75%            11/15/2005            1,025       1,133
U.S. Treasury Note                                  6.875%             5/15/2006            1,425       1,640
U.S. Treasury Note                                  6.125%             8/15/2007              600         690
U.S. Treasury Note                                  5.625%             5/15/2008           11,175      12,680
U.S. Treasury Note                                   6.00%             8/15/2009              550         640
                                                                                                 ------------
                                                                                                      401,791
                                                                                                 ------------
AGENCY BONDS AND NOTES (9.0%)
Federal Home Loan Mortgage Corp.                    6.875%             9/15/2010              425         509
Federal Home Loan Mortgage Corp.                     6.75%             3/15/2031            1,625       1,942
Federal Home Loan Mortgage Corp.                     6.25%             7/15/2032           14,425      16,235
Federal National Mortgage Assn.                      5.75%             5/15/2012            3,225       3,589
Federal National Mortgage Assn.                      6.25%             5/15/2029            1,400       1,561
Federal National Mortgage Assn.                     7.125%             1/15/2030            2,000       2,476
Federal National Mortgage Assn.                      7.25%             5/15/2030           19,860      24,927
Federal National Mortgage Assn.                     6.625%            11/15/2030            1,225       1,439
Tennessee Valley Auth.                               6.25%            12/15/2017            1,100       1,255
Tennessee Valley Auth.                               6.75%             11/1/2025            2,500       2,891
Tennessee Valley Auth.                              7.125%              5/1/2030            9,000      11,032
Tennessee Valley Auth.                              6.875%            12/15/2043            3,000       3,185
                                                                                                 ------------
                                                                                                       71,041
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $428,135)                                                                                      472,832
-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (33.3%)
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.3%)
PSE&G Transition Funding LLC                         6.89%            12/15/2017(1)         2,500       2,895
                                                                                                 ------------
=============================================================================================================

60

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
FINANCE (7.2%)
  BANKING (3.6%)
  Abbey National Capital Trust I                    8.963%            12/29/2049            1,550       1,883
  Bank One Corp.                                     7.75%             7/15/2025            2,000       2,448
  Barnett Capital Trust II                           7.95%             12/1/2026            3,000       3,267
  Citicorp Capital II                               8.015%             2/15/2027              450         496
  Citicorp Lease Pass-Through Trust                  7.22%             10/1/2004(1)           111         121
  Citicorp Lease Pass-Through Trust                  8.04%            12/15/2019              450         519
  Citigroup Inc.                                    7.875%             5/15/2025            3,250       3,942
  CoreStates Capital Corp.                           8.00%            12/15/2026            3,000       3,307
  Fleet Capital Trust II                             7.92%            12/11/2026            1,150       1,232
  Mellon Capital II                                 7.995%             1/15/2027            2,100       2,340
  NB Capital Trust IV                                8.25%             4/15/2027              400         461
  NationsBank Corp.                                  7.25%            10/15/2025              375         436
  Norwest Corp.                                      6.65%            10/15/2023            1,145       1,240
  Royal Bank of Scotland PLC                        7.648%             9/30/2031            3,000       3,240
  Suntrust Capital II                                7.90%             6/15/2027              750         832
  Swiss Bank Corp.                                  7.375%             7/15/2015              750         900
  Swiss Bank Corp.                                   7.00%            10/15/2015              750         884
  Swiss Bank Corp.                                  7.375%             6/15/2017              300         360
  US Bancorp Capital I                               8.27%            12/15/2026              750         825

  BROKERAGE (0.7%)
  Dean Witter, Discover & Co.                        6.75%            10/15/2013              200         223
  Goldman Sachs Group Inc.                           5.50%             5/15/2014              450         454
  Merrill Lynch & Co., Inc.                         6.875%            11/15/2018            1,250        1,376
  Morgan Stanley Dean Witter Discover & Co.          7.25%              4/1/2032            2,750        3,123

  FINANCE COMPANIES (1.4%)
  Bear Stearns & Co., Inc.                           5.70%            11/15/2014              250         256
  Boeing Capital Corp.                               5.80%             1/15/2013            2,000       2,036
  General Electric Capital Corp.                     6.75%             3/15/2032            4,200       4,665
  General Motors Acceptance Corp.                    8.00%             11/1/2031            2,220       2,236
  Household Finance Corp.                           7.625%             5/17/2032              500         564
  Household Finance Corp.                            7.35%            11/26/2032              200         217
  SLM Corp.                                          5.05%            11/14/2014            1,400       1,397

  INSURANCE (1.3%)
  ACE Capital Trust II                               9.70%              4/1/2030            2,000       2,396
  American General Capital II                        8.50%              7/1/2030            1,000       1,252
  AIG SunAmerica Global Financing IX                 6.90%             3/15/2032            2,300       2,634
  Progressive Corp.                                 6.625%              3/1/2029            1,000       1,061
  Prudential Holdings, LLC                          8.695%            12/18/2023            2,500       2,787
  Travelers Property Casualty Corp.                  7.75%             4/15/2026              275         309

  REAL ESTATE INVESTMENT TRUSTS (0.2%)
  EOP Operating LP                                  7.875%             7/15/2031              600         652
  Security Capital Pacific Trust                     8.05%              4/1/2017              200         220
  Susa Partnership LP                                7.50%             12/1/2027              400         452
                                                                                                 ------------
                                                                                                       57,043
                                                                                                 ------------
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                           COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
INDUSTRIAL (23.1%)
  BASIC INDUSTRY (1.3%)
  Alcoa Inc.                                        5.375%             1/15/2013            2,000       2,121
  Dow Chemical Co.                                  7.375%             11/1/2029              500         533
  Eastman Chemical Co.                               7.60%              2/1/2027              300         337
  Rohm & Haas Co.                                    9.80%             4/15/2020(1)           481         617
  Sappi Papier Holding AG                            7.50%             6/15/2032              850         951
  Union Carbide Corp.                               7.875%              4/1/2023              220         223
  Union Carbide Corp.                                7.75%             10/1/2096            1,150       1,063
  Westvaco Corp.                                     8.20%             1/15/2030            1,000       1,181
  Weyerhaeuser Co.                                   8.50%             1/15/2025              600         717
  Weyerhaeuser Co.                                  7.375%             3/15/2032            1,500       1,628
  Willamette Industries                              7.85%              7/1/2026            1,000       1,124

  CAPITAL GOODS (1.9%)
  The Boeing Co.                                    6.625%             2/15/2038              700         704
  Caterpillar, Inc.                                  6.95%              5/1/2042            3,175       3,690
  Caterpillar, Inc.                                 7.375%              3/1/2097               50          59
  Deere & Co.                                        8.50%              1/9/2022              115         147
  Lockheed Martin Corp.                              8.50%             12/1/2029            3,350       4,469
  Masco Corp.                                        7.75%              8/1/2029              550         653
  Northrop Grumman Corp.                             7.75%             2/15/2031            1,500       1,788
  Raytheon Co.                                       7.00%             11/1/2028            1,000       1,064
  United Technologies Corp.                         8.875%            11/15/2019              545         731
  Waste Management Inc.                              7.75%             5/15/2032            1,325       1,433

  COMMUNICATION (6.5%)
  AT&T Broadband                                    9.455%            11/15/2022            1,498       1,749
  AT&T Corp.                                         6.50%             3/15/2013            5,500       5,500
  AT&T Wireless Services Inc.                        8.75%              3/1/2031            2,000       1,960
  Alltel Corp.                                      7.875%              7/1/2032            1,000       1,220
  BellSouth Capital Funding                         7.875%             2/15/2030            2,500       3,052
  BellSouth Corp.                                   6.875%            10/15/2031            1,000       1,114
  British Telecommunications PLC                    8.875%            12/15/2030            1,800       2,282
  Cingular Wireless                                 7.125%            12/15/2031              500         525
  Citizens Communications                            9.00%             8/15/2031              425         485
  Clear Channel Communications                       7.25%            10/15/2027              700         722
  Comcast Cable Communication                       7.125%             6/15/2013            1,100       1,180
  Comcast Cable Communication                       8.875%              5/1/2017            1,000       1,171
  Deutsche Telekom International Finance             8.25%             6/15/2030            2,825       3,239
  France Telecom                                    10.00%              3/1/2031            1,775       2,150
  GTE Corp.                                          8.75%             11/1/2021              900       1,060
  Harcourt General, Inc.                            8.875%              6/1/2022              850       1,085
  Koninklijke KPN NV                                8.375%             10/1/2030            2,250       2,762
  Michigan Bell Telephone Co.                        7.85%             1/15/2022            1,522       1,860
  Michigan Bell Telephone Co.                        7.50%             2/15/2023            1,040       1,082
  New England Telephone & Telegraph Co.             6.875%             10/1/2023              110         111
  New England Telephone & Telegraph Co.             7.875%            11/15/2029              600         723
  News America Holdings Inc.                         9.25%              2/1/2013            1,500       1,806
  News America Holdings Inc.                         8.00%            10/17/2016              750         850
  News America Holdings Inc.                         7.75%             1/20/2024            1,000       1,028
  News America Holdings Inc.                         7.75%             12/1/2045              125         122
=============================================================================================================

62

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Southwestern Bell Telephone Co.                   7.625%              3/1/2023               45          47
  Southwestern Bell Telephone Co.                    7.25%             7/15/2025              450         474
  Sprint Capital Corp.                              6.875%            11/15/2028              600         486
  Sprint Capital Corp.                               8.75%             3/15/2032            3,375       3,223
  TCI Communications Inc.                           7.875%              8/1/2013            1,000       1,091
  TCI Communications Inc.                           9.875%             6/15/2022              500         592
  Telefonica Europe BV                               8.25%             9/15/2030              800         980
  Verizon Global Funding Corp.                      7.375%              9/1/2012              750         862
  Verizon Global Funding Corp.                       7.75%             12/1/2030            2,500       2,905
  Verizon New York Inc.                             7.375%              4/1/2032            1,400       1,552
  Vodafone AirTouch PLC                             7.875%             2/15/2030              500         603

  CONSUMER CYCLICAL (4.3%)
  AOL Time Warner Inc.                              7.625%             4/15/2031            5,750       5,898
  Auburn Hills Trust                               12.375%              5/1/2020              260         395
  Chrysler Corp.                                     7.45%              3/1/2027            1,000       1,085
  DaimlerChrysler North America Holding Corp.        8.50%             1/18/2031            1,000       1,221
  Dayton Hudson Corp.                                6.75%              1/1/2028              750         819
  Dayton Hudson Corp.                                6.65%              8/1/2028              500         540
  The Walt Disney Co.                                7.00%              3/1/2032            1,000       1,102
  Ford Motor Co.                                    6.625%             10/1/2028            1,000         793
  Ford Motor Co.                                    6.375%              2/1/2029            1,500       1,151
  Ford Motor Co.                                     7.45%             7/16/2031            4,750       4,134
  Ford Motor Co.                                     8.90%             1/15/2032            1,000         971
  General Motors Corp.                               6.75%              5/1/2028            3,600       3,154
  Liberty Media Corp.                                8.25%              2/1/2030            1,000       1,070
  Lowe's Co. Inc.                                   6.875%             2/15/2028            1,050       1,178
  May Department Stores Co.                          9.75%             2/15/2021               37          49
  May Department Stores Co.                          6.70%             9/15/2028            1,375       1,403
  Pulte Homes Inc.                                  7.875%             6/15/2032            1,375       1,405
  Sears Roebuck Acceptance Corp.                     7.00%              6/1/2032            1,300       1,104
  Target Corp.                                       7.00%             7/15/2031              200         226
  Time Warner Entertainment                         8.375%             3/15/2023            1,650       1,829
  Time Warner Inc.                                   7.57%              2/1/2024              500         491
  Viacom Inc.                                       7.875%             7/30/2030            1,165       1,451
  Wal-Mart Stores, Inc.                              7.55%             2/15/2030            2,000       2,512
  Wendy's International Inc.                         6.20%             6/15/2014              500         551

  CONSUMER NONCYCLICAL (3.5%)
  Anheuser-Busch Cos., Inc.                         7.125%              7/1/2017              600         695
  Anheuser-Busch Cos., Inc.                          6.75%            12/15/2027              250         286
  Anheuser-Busch Cos., Inc.                          6.80%             1/15/2031            3,000       3,485
  Archer-Daniels-Midland Co.                        5.935%             10/1/2032            1,250       1,262
  C.R. Bard, Inc.                                    6.70%             12/1/2026              500         549
  Conagra Foods, Inc.                                8.25%             9/15/2030            2,700       3,500
  Eli Lilly & Co.                                   7.125%              6/1/2025            1,000       1,181
  Kellogg Co.                                        7.45%              4/1/2031            2,000       2,431
  Kraft Foods Inc.                                   6.50%             11/1/2031            3,000       3,303
  Kroger Co.                                         7.70%              6/1/2029            1,000       1,125
  Kroger Co.                                         8.00%             9/15/2029            1,175       1,378
  Pharmacia Corp.                                    6.60%             12/1/2028            2,000       2,261
  Procter & Gamble Co. ESOP                          9.36%              1/1/2021            2,505       3,462
=============================================================================================================

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                           COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  RJ Reynolds Tobacco Holdings Inc.                  7.25%              6/1/2012            1,250       1,292
  Safeway, Inc.                                      7.25%              2/1/2031            1,431       1,606

  ENERGY (3.2%)
  Alberta Energy Co. Ltd.                           7.375%             11/1/2031            1,800       2,059
  Amerada Hess Corp.                                 7.30%             8/15/2031            1,000       1,085
  Amerada Hess Corp.                                7.125%             3/15/2033            2,000       2,127
  Anadarko Finance Co.                               7.50%              5/1/2031              150         178
  Apache Corp.                                      7.375%             8/15/2047            1,000       1,188
  Burlington Resources Inc.                          7.40%             12/1/2031              150         172
  Conoco Funding Co.                                 7.25%            10/15/2031              500         586
  Devon Financing Corp.                             7.875%             9/30/2031              150         181
  Kerr McGee Corp.                                  7.875%             9/15/2031            1,200       1,461
  Marathon Oil Corp.                                 6.80%             3/15/2032            1,000       1,034
  Mobil Corp.                                       7.625%             2/23/2033              230         245
  Occidental Petroleum                               7.20%              4/1/2028            1,400       1,561
  PanCanadian Energy Corp.                           7.20%             11/1/2031              975       1,100
  Pemex Master Trust                                7.375%            12/15/2014              400         416
  Petronas Capital Ltd.                             7.875%             5/22/2022            1,000       1,082
  Phillips Petroleum Co.                             8.49%              1/1/2023              900         938
  Suncor Energy Inc.                                 7.15%              2/1/2032            1,300       1,412
  Talisman Energy, Inc.                              7.25%            10/15/2027            1,000       1,017
  Texaco Capital Corp.                              8.875%              9/1/2021              155         210
  Tosco Corp.                                        7.80%              1/1/2027              350         427
  Tosco Corp.                                       8.125%             2/15/2030            2,500       3,185
  Transocean Sedco Forex Inc.                        7.50%             4/15/2031            2,000       2,290
  Union Oil Co. of California                        7.50%             2/15/2029            1,000       1,138

  TECHNOLOGY (0.5%)
  International Business Machines Corp.              7.00%            10/30/2025              350         393
  International Business Machines Corp.              6.50%             1/15/2028            2,000       2,146
  International Business Machines Corp.             7.125%             12/1/2096              500         558
  Motorola Inc.                                      6.50%            11/15/2028              800         664

  TRANSPORTATION (1.9%)
  Burlington Northern Santa Fe Corp.                 6.75%             3/15/2029            1,000       1,082
  Burlington Northern Santa Fe Corp.                 7.95%             8/15/2030            1,300       1,633
  Burlington Northern Santa Fe Corp.                 7.25%              8/1/2097              250         272
  CSX Corp.                                          7.95%              5/1/2027            1,250       1,516
  Canadian National Railway Co.                      6.80%             7/15/2018              725         796
  Canadian Pacific Rail                             7.125%            10/15/2031            1,800       2,102
  Continental Airlines, Inc.
   (Equipment Trust Certificates)                   6.648%             3/15/2019            2,545       2,211
  Norfolk Southern Corp.                             7.70%             5/15/2017            2,400       2,997
  Norfolk Southern Corp.                             7.90%             5/15/2097              100         120
  US Airways Pass-Through Trust                      8.11%             2/20/2017            1,805       1,859
  Union Pacific Corp.                                7.00%              2/1/2016              550         651
                                                                                                 ------------
                                                                                                      183,326
                                                                                                 ------------
UTILITIES (2.7%)
  ELECTRIC (2.2%)
  Alabama Power                                      5.50%            10/15/2017            3,500       3,657
  Arizona Public Service Co.                         7.25%              8/1/2023              200         206
=============================================================================================================

64

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
                                                    COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
  Commonwealth Edison Co.                            7.50%              7/1/2013              750         902
  Constellation Energy Group Inc.                    7.60%              4/1/2032              125         127
  Detroit Edison                                     6.35%            10/15/2032            1,775       1,890
  Dominion Resources Capital Trust III               8.40%             1/15/2031              300         312
  Duke Capital Corp.                                 8.00%             10/1/2019            1,400       1,402
  Firstenergy Corp.                                 7.375%            11/15/2031            1,800       1,735
  MidAmerican Energy Co.                             6.75%            12/30/2031            1,675       1,733
  NRG Energy, Inc.                                 8.625%*              4/1/2031              300          75
  Oncor Electric Delivery                           6.375%             1/15/2015              225         229
  Oncor Electric Delivery                            7.25%             1/15/2033              225         228
  PSEG Power Corp.                                  8.625%             4/15/2031              400         412
  PacifiCorp                                         7.70%            11/15/2031              400         463
  Progress Energy Inc.                               7.00%            10/30/2031            1,000       1,046
  South Carolina Electric & Gas Co.                 6.625%              2/1/2032            1,550       1,710
  Texas Utilities Co.                                8.75%             11/1/2023               50          52
  Virginia Electric & Power Co.                      6.75%             10/1/2023            1,000         998

  NATURAL GAS (0.5%)
  Duke Energy Field Services                        8.125%             8/16/2030              400         404
  Kinder Morgan Energy Partners, LP                  6.50%              9/1/2012            1,000       1,042
  Kinder Morgan Energy Partners, LP                  7.30%             8/15/2033            1,500       1,559
  TransCanada Pipelines                              6.49%             1/21/2009            1,000       1,052
                                                                                                 ------------
                                                                                                       21,234
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (Cost $244,395)                                                                                      264,498
-------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(4.6%)
-------------------------------------------------------------------------------------------------------------
Inter-American Development Bank                     7.125%             3/15/2023               25          26
International Bank for
  Reconstruction & Development                      7.625%             1/19/2023            1,507       1,973
International Bank for
  Reconstruction & Development                      8.875%              3/1/2026            1,000       1,476
Ontario Hydro Electric                               7.45%             3/31/2013            2,700       3,368
Province of Newfoundland                             9.00%              6/1/2019              300         411
Province of Newfoundland                            10.00%             12/1/2020              750       1,124
Province of Newfoundland                             7.32%            10/13/2023              200         244
Province of Quebec                                  7.125%              2/9/2024            2,000       2,376
Province of Quebec                                   7.50%             9/15/2029            1,500       1,884
Province of Saskatchewan                            7.375%             7/15/2013              600         747
Quebec Hydro Electric                                7.50%              4/1/2016            6,000       7,482
Republic of El Salvador                              8.25%             4/10/2032              950         898
Republic of Italy                                   6.875%             9/27/2023            2,200       2,643
Republic of South Africa                             8.50%             6/23/2017              750         849
United Mexican States                                8.00%             9/24/2022            4,000       4,140
United Mexican States                                8.30%             8/15/2031            6,200       6,557
United Mexican States Value Recovery Rights            --               6/3/2003            1,750           6
-------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
 (Cost $34,217)                                                                                        36,204
-------------------------------------------------------------------------------------------------------------

=============================================================================================================
                                                                                             FACE      MARKET
                                                                        MATURITY           AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                           COUPON                  DATE            (000)       (000)
-------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (6.0%)
-------------------------------------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E              1.21-1.22%              1/2/2003           39,099      39,099
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                           1.22%              1/2/2003            8,919       8,919
-------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $48,018)                                                                                        48,018
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.5%)
 (Cost $754,765)                                                                                      821,552
-------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.5%)
-------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                  15,001
Security Lending Collateral Payable to Brokers--Note E                                               (39,099)
Other Liabilities                                                                                     (3,521)
                                                                                                 ------------
                                                                                                     (27,619)
                                                                                                 ------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------------------------
Applicable to 68,031,041 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)                                 $793,933
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                             $11.67
=============================================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security--security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

================================================================================
AT DECEMBER 31, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                           AMOUNT            PER
                                                            (000)          SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                         $730,990         $10.75
Undistributed Net Investment Income                           --             --
Accumulated Net Realized Losses                           (3,844)         (0.06)
Unrealized Appreciation                                   66,787           0.98
--------------------------------------------------------------------------------
NET ASSETS                                              $793,933         $11.67
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

                                 TOTAL BOND  SHORT-TERM INTERMEDIATE-  LONG-TERM
                               MARKET INDEX  BOND INDEX     TERM BOND BOND INDEX
                                       FUND        FUND    INDEX FUND       FUND
                               -------------------------------------------------
                                           YEAR ENDED DECEMBER 31, 2002
                               -------------------------------------------------
                                      (000)       (000)        (000)       (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                      $1,383,255    $116,291     $162,190     $39,855
  Security Lending                   2,552         378          405          54
--------------------------------------------------------------------------------
    Total Income                 1,385,807     116,669      162,595      39,909
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services     3,054         315          348          81
    Management and Administrative
      Investor Shares               28,721       3,529        3,923       1,153
      Admiral Shares                 2,055         757          729          --
      Institutional Shares           4,594          --           --          --
    Marketing and Distribution
      Investor Shares                2,610         363          353          88
      Admiral Shares                   143          56           50          --
      Institutional Shares           1,277          --           --          --
  Custodian Fees                       467          46           27           6
  Auditing Fees                         11          11           11          11
  Shareholders' Reports and Proxies
    Investor Shares                    495          73           87          44
    Admiral Shares                       3           1            1          --
    Institutional Shares                17          --           --          --
  Trustees' Fees and Expenses           27           3            3           1
--------------------------------------------------------------------------------
    Total Expenses                  43,474       5,154        5,532       1,384
--------------------------------------------------------------------------------
NET INVESTMENT INCOME            1,342,333     111,515      157,063      38,525
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold      (251,513)    (11,328)     (23,624)     (1,672)
  Swap Contracts                     1,696          --           --          --
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)          (249,817)    (11,328)     (23,624)     (1,672)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
  Investment Securities            832,169      61,462      156,718      54,550
  Swap Contracts                     5,171          --           --          --
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                    837,340      61,462      156,718      54,550
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS      $1,929,856    $161,649     $290,157     $91,403
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.


                                                    TOTAL BOND MARKET INDEX FUND
                                                    ----------------------------
                                                       YEAR ENDED DECEMBER 31,
                                                    ----------------------------
                                                         2002           2001
                                                        (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                          $ 1,342,333    $ 1,178,342
  Realized Net Gain (Loss)                          (249,817)       107,660
  Change in Unrealized Appreciation (Depreciation)   837,340        163,321
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                    1,929,856      1,449,323
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                 (859,766)      (817,046)
    Admiral Shares                                   (81,176)        (4,836)
    Institutional Shares                            (397,784)      (356,460)
  Realized Capital Gain*
    Investor Shares                                  (15,843)            --
    Admiral Shares                                    (1,366)            --
    Institutional Shares                              (7,626)            --
--------------------------------------------------------------------------------
    Total Distributions                           (1,363,561)    (1,178,342)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                  2,189,084      2,731,009
  Admiral Shares                                     900,037        873,138
  Institutional Shares                              (408,466)     2,134,233
--------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital
    Share Transactions                             2,680,655      5,738,380
--------------------------------------------------------------------------------
  Total Increase (Decrease)                        3,246,950      6,009,361
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                             21,759,491     15,750,130
--------------------------------------------------------------------------------
End of Period                                    $25,006,441    $21,759,491
================================================================================
*Includes fiscal 2002 short-term gain distributions totaling $4,515,000 that are treated as ordinary income dividends for tax purposes.

====================================================================================================
                                                              SHORT-TERM           INTERMEDIATE-TERM
                                                            BOND INDEX FUND         BOND INDEX FUND
                                                        --------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                        --------------------------------------------
                                                         2002          2001          2002       2001
                                                        (000)         (000)         (000)      (000)
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                            $ 111,515      $ 88,572     $ 157,063  $ 126,357
  Realized Net Gain (Loss)                           (11,328)       24,045       (23,624)    34,177
  Change in Unrealized Appreciation (Depreciation)    61,462        14,984       156,718      2,690
----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      161,649       127,601       290,157    163,224
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                  (87,655)      (87,353)     (127,180)  (124,135)
    Admiral Shares                                   (23,860)       (1,219)      (29,883)    (2,222)
    Institutional Shares                                  --            --            --         --
  Realized Capital Gain*
    Investor Shares                                   (3,707)      (11,320)       (1,594)        --
    Admiral Shares                                      (887)       (1,801)         (368)        --
    Institutional Shares                                  --            --            --         --
----------------------------------------------------------------------------------------------------
    Total Distributions                             (116,109)     (101,693)     (159,025)  (126,357)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                    839,186       363,709       214,012    414,701
  Admiral Shares                                     488,589       276,668       287,761    350,667
  Institutional Shares                                    --            --            --         --
----------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                   1,327,775       640,377       501,773    765,368
----------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                        1,373,315       666,285       632,905    802,235
----------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                              1,953,183     1,286,898     2,443,768  1,641,533
----------------------------------------------------------------------------------------------------
  End of Period                                   $3,326,498    $1,953,183    $3,076,673 $2,443,768
====================================================================================================

*The Short-Term Bond Index Fund's 2002 and 2001 distributions include short-term gain distributions totaling $2,506,000 and $12,741,000, respectively, that are treated as ordinary income dividends for tax purposes.

================================================================================
                                                                LONG-TERM
                                                             BOND INDEX FUND
                                                         -----------------------
                                                         YEAR ENDED DECEMBER 31,
                                                         -----------------------
                                                             2002          2001
                                                            (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                 $ 38,525      $ 30,315
  Realized Net Gain (Loss)                                (1,672)        6,228
  Change in Unrealized Appreciation (Depreciation)        54,550          (857)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                           91,403        35,686
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                      (38,525)      (30,315)
    Admiral Shares                                            --            --
    Institutional Shares                                      --            --
  Realized Capital Gain
    Investor Shares                                           --            --
    Admiral Shares                                            --            --
    Institutional Shares                                      --            --
--------------------------------------------------------------------------------
    Total Distributions                                  (38,525)      (30,315)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                        198,594       120,119
  Admiral Shares                                              --            --
  Institutional Shares                                        --            --
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions                         198,594       120,119
--------------------------------------------------------------------------------
  Total Increase (Decrease)                              251,472       125,490
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                    542,461       416,971
--------------------------------------------------------------------------------
  End of Period                                         $793,933      $542,461
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

TOTAL BOND MARKET INDEX FUND INVESTOR SHARES
=================================================================================================================
                                                                             YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                                       ---------------------------------------------------
THROUGHOUT EACH PERIOD                                        2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.15      $ 9.96       $9.56      $10.27     $10.09
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .572        .632        .648        .617       .624
  Net Realized and Unrealized Gain (Loss) on Investments     .239        .190        .400       (.695)      .218
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .811        .822       1.048       (.078)      .842
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.570)      (.632)      (.648)      (.617)     (.624)
  Distributions from Realized Capital Gains                 (.011)         --          --       (.015)     (.038)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.581)      (.632)      (.648)      (.632)     (.662)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.38      $10.15       $9.96       $9.56     $10.27
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                                8.26%       8.43%      11.39%      -0.76%      8.58%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $16,676     $14,116     $11,180      $9,477     $7,765
  Ratio of Total Expenses to Average Net Assets              0.22%       0.22%       0.22%       0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets       5.63%       6.21%       6.72%       6.26%      6.10%
  Portolio Turnover Rate                                       75%         67%         53%         55%        57%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

TOTAL BOND MARKET INDEX FUND ADMIRAL SHARES
================================================================================
                                                        YEAR ENDED   NOV. 12* TO
                                                          DEC. 31,      DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002          2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.15        $10.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .578          .082
  Net Realized and Unrealized Gain (Loss) on Investments     .239         (.290)
--------------------------------------------------------------------------------
    Total from Investment Operations                         .817         (.208)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.576)        (.082)
  Distributions from Realized Capital Gains                 (.011)           --
 -------------------------------------------------------------------------------
    Total Distributions                                     (.587)        (.082)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.38        $10.15
--------------------------------------------------------------------------------

TOTAL RETURN                                                 8.32%        -2.00%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $1,805          $866
  Ratio of Total Expenses to Average Net Assets              0.17%       0.17%**
  Ratio of Net Investment Income to Average Net Assets       5.66%       5.97%**
  Portfolio Turnover Rate                                      75%           67%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.


TOTAL BOND MARKET INDEX FUND INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------

                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.15       $9.96       $9.56      $10.27     $10.09
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .585        .644        .659        .627       .635
  Net Realized and Unrealized Gain (Loss) on Investments     .239        .190        .400       (.695)      .218
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .824        .834       1.059       (.068)      .853
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.583)      (.644)      (.659)      (.627)     (.635)
  Distributions from Realized Capital Gains                 (.011)         --          --       (.015)     (.038)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.594)      (.644)      (.659)      (.642)     (.673)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.38      $10.15       $9.96      $ 9.56     $10.27
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                 8.39%       8.56%      11.52%      -0.66%      8.69%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $6,525      $6,778      $4,570      $3,204     $2,493
  Ratio of Total Expenses to Average Net Assets              0.10%       0.10%       0.10%       0.10%      0.10%
  Ratio of Net Investment Income to Average Net Assets       5.77%       6.32%       6.84%       6.36%      6.21%
  Portfolio Turnover Rate                                      75%         67%         53%         55%        57%
=================================================================================================================

SHORT-TERM BOND INDEX FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.19       $9.96       $9.73      $10.10     $10.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .452        .568        .601        .539       .574
  Net Realized and Unrealized Gain (Loss) on Investments     .152        .299        .230       (.336)      .168
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .604        .867        .831        .203       .742
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.452)      (.568)      (.601)      (.539)     (.574)
  Distributions from Realized Capital Gains                 (.022)      (.069)         --       (.034)     (.068)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.474)      (.637)      (.601)      (.573)     (.642)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.32      $10.19       $9.96      $ 9.73     $10.10
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                                6.10%       8.88%       8.84%       2.08%      7.63%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $2,553      $1,680      $1,287      $1,156       $709
  Ratio of Total Expenses to Average Net Assets              0.21%       0.21%       0.21%       0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets       4.37%       5.45%       6.16%       5.48%      5.68%
  Portfolio Turnover Rate                                     139%        156%         74%        108%       112%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.


SHORT-TERM BOND INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                       YEAR ENDED    NOV. 12* TO
                                                         DEC. 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2002           2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.19         $10.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .457           .069
  Net Realized and Unrealized Gain (Loss) on Investments    .152          (.181)
--------------------------------------------------------------------------------
    Total from Investment Operations                        .609          (.112)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.457)         (.069)
  Distributions from Realized Capital Gains                (.022)         (.069)
--------------------------------------------------------------------------------
    Total Distributions                                    (.479)         (.138)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $10.32         $10.19
--------------------------------------------------------------------------------

TOTAL RETURN                                                6.15%         -1.08%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $773           $273
  Ratio of Total Expenses to Average Net Assets             0.16%        0.17%**
  Ratio of Net Investment Income to Average Net Assets      4.37%        5.01%**
  Portfolio Turnover Rate                                    139%           156%
================================================================================
 *Inception.
**Annualized.

INTERMEDIATE-TERM BOND INDEX FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.28      $10.02       $9.51      $10.48     $10.20
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .597        .651        .654        .628       .647
  Net Realized and Unrealized Gain (Loss) on Investments     .478        .260        .510       (.936)      .353
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        1.075        .911       1.164       (.308)     1.000
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.597)      (.651)      (.654)      (.628)     (.647)
  Distributions from Realized Capital Gains                 (.008)         --          --       (.034)     (.073)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.605)      (.651)      (.654)      (.662)     (.720)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.75      $10.28      $10.02       $9.51     $10.48
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                               10.85%       9.28%      12.78%      -3.00%     10.09%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $2,415      $2,096      $1,642      $1,449     $1,102
  Ratio of Total Expenses to Average Net Assets              0.21%       0.21%       0.21%       0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets       5.75%       6.33%       6.83%       6.33%      6.23%
  Portfolio Turnover Rate                                     141%        135%         81%        120%        77%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.



INTERMEDIATE-TERM BOND INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                        YEAR ENDED   NOV. 12* TO
                                                          DEC. 31,      DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002          2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.28        $10.65
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .602          .085
  Net Realized and Unrealized Gain (Loss) on Investments     .478         (.370)
--------------------------------------------------------------------------------
    Total from Investment Operations                        1.080         (.285)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.602)        (.085)
  Distributions from Realized Capital Gains                 (.008)           --
--------------------------------------------------------------------------------
    Total Distributions                                     (.610)        (.085)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.75        $10.28
--------------------------------------------------------------------------------

TOTAL RETURN                                                10.91%        -2.68%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $662          $348
  Ratio of Total Expenses to Average Net Assets              0.16%       0.17%**
  Ratio of Net Investment Income to Average Net Assets       5.78%       6.17%**
  Portfolio Turnover Rate                                     141%          135%
================================================================================
*Inception.
**Annualized.

LONG-TERM BOND INDEX FUND
-----------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.83      $10.66       $9.77      $11.32     $10.78
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .658        .683        .679        .662       .666
  Net Realized and Unrealized Gain (Loss) on Investments     .840        .170        .890      (1.531)      .588
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        1.498        .853       1.569       (.869)     1.254
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.658)      (.683)      (.679)      (.662)     (.666)
  Distributions from Realized Capital Gains                    --          --          --       (.019)     (.048)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.658)      (.683)      (.679)      (.681)     (.714)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $11.67      $10.83      $10.66       $9.77     $11.32
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                               14.35%       8.17%      16.64%      -7.85%     11.98%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $794        $542        $417        $313       $210
  Ratio of Total Expenses to Average Net Assets              0.21%       0.21%      0.21%        0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets       5.92%       6.30%      6.71%        6.39%      6.01%
  Portfolio Turnover Rate                                     141%        107%        56%          61%        57%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Funds comprise the Total Bond Market Index Fund, Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the funds' investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

     The Total Bond Market Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Short-Term Bond Index and Intermediate-Term Bond Index Funds each offer two classes of shares, Investor Shares and Admiral Shares. The Long-Term Bond Index Fund offers only Investor Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares were first issued on November 12, 2001, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued by methods deemed by the board of trustees to represent fair value.

     2. SWAP CONTRACTS: The Total Bond Market Index Fund has entered into swap transactions to earn the total return on a specified mortgage-backed security or index of mortgage-backed securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate asset-backed securities.

     The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Interest income is accrued daily in an amount equivalent to the interest return on the reference security or index, less the floating-rate interest payable under the terms of the swap. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

     3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     6. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the funds under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:

================================================================================
                      CAPITAL CONTRIBUTION       PERCENTAGE        PERCENTAGE OF
                               TO VANGUARD          OF FUND           VANGUARD'S
INDEX FUND                           (000)       NET ASSETS       CAPITALIZATION
--------------------------------------------------------------------------------
Total Bond Market                   $4,579            0.02%                4.58%
Short-Term Bond                        576            0.02                 0.58
Intermediate-Term Bond                 551            0.02                 0.55
Long-Term Bond                         140            0.02                 0.14
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

     During the year ended December 31, 2002, the Total Bond Market Index Fund realized $33,590,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

     Realized and unrealized gains and losses on the Total Bond Market Index Fund's swap contracts are treated as income for tax purposes. Realized gains on swap contracts of $1,696,000 have been reclassified from accumulated net realized gains to undistributed net investment income. The net amount of realized and unrealized gains and losses on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At December 31, 2002, the fund had $10,474,000 of net swap gains available to distribute to shareholders as ordinary income dividends.

     At December 31, 2002, the funds had available the following capital losses available to offset future net capital gains:

================================================================================
                                              CAPITAL LOSSES AVAILABLE
                                     -------------------------------------------
                                                              EXPIRATION: FISCAL
                                       AMOUNT                     YEAR(S) ENDING
INDEX FUND                              (000)                        DECEMBER 31
--------------------------------------------------------------------------------
Total Bond Market                    $284,855                               2010
Short-Term Bond                        11,474                               2010
Intermediate-Term Bond                 23,624                               2010
Long-Term Bond                          3,031                          2008-2011
================================================================================

     At December 31, 2002, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

================================================================================
                                                  (000)
                      ----------------------------------------------------------
                                                                  NET UNREALIZED
                       APPRECIATED         DEPRECIATED              APPRECIATION
INDEX FUND              SECURITIES          SECURITIES            (DEPRECIATION)
--------------------------------------------------------------------------------
Total Bond Market       $1,270,472           $(94,723)                $1,175,749
Short-Term Bond             92,768             (7,184)                    85,584
Intermediate-Term Bond     192,790             (8,036)                   184,754
Long-Term Bond              68,593             (1,806)                    66,787
================================================================================

At December 31, 2002, the Total Bond Market Index Fund had the following open swap contracts:

==================================================================================================
                                                          FLOATING                      UNREALIZED
                                                          NOTIONAL    INTEREST        APPRECIATION
                                                            AMOUNT        RATE      (DEPRECIATION)
REFERENCE ENTITY/TERMINATION DATE            DEALER*         (000)      PAID**               (000)
--------------------------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities Index
 2/28/03                                        JPM        $23,000       0.83%              $ 375
Commercial Mortgage-Backed Securities Index
 2/28/03                                         MS         50,000        0.93                818
Commercial Mortgage-Backed Securities Index
 1/31/03                                         MS         94,000        1.03               (312)
Commercial Mortgage-Backed Securities Index
 7/31/03                                         MS         90,000        0.93                385
Mortgage-Backed Securities Index
 1/31/03                                        UBS        100,000        1.20                (94)
Commercial Mortgage-Backed Securities Index
 5/31/03                                         ML         91,000        0.88              2,046
Commercial Mortgage-Backed Securities Index
 6/30/03                                         FB         62,000        0.93              1,396
Mortgage-Backed Securities Index
 2/28/03                                        JPM        100,000        1.13                557
Mortgage-Backed Securities Index
 3/31/03                                        JPM        100,000        1.13                 --
Commercial Mortgage-Backed Securities Index
 4/30/03                                         MS        121,000        1.03                 --
Commercial Mortgage-Backed Securities Index
 6/30/03                                         LB          8,000        1.03                 --
                                                                                         ---------
                                                                                           $5,171
                                                                                         ---------
==================================================================================================

 *JPM--J.P. Morgan.
  MS--Morgan Stanley.
  UBS--UBS Warburg.
  ML--Merrill Lynch.
  FB--Credit Suisse First Boston.
  LB--Lehman Brothers.
**Based on one-month London InterBank Offered Rate (LIBOR).

Unrealized appreciation (depreciation) on open swap contracts is required to be treated as ordinary income (loss) for tax purposes. The floating-rate asset-backed securities associated with the swap transactions are shown as a separate category of corporate bonds in the Statement of Net Assets.

D. During the year ended December 31, 2002, purchases and sales of investment securities other than temporary cash investments were:

================================================================================
                      U.S. GOVERNMENT SECURITIES     OTHER INVESTMENT SECURITIES
                                (000)                          (000)
                        -----------------------      ---------------------------
INDEX FUND              PURCHASES         SALES      PURCHASES             SALES
--------------------------------------------------------------------------------
Total Bond Market     $17,111,432   $12,502,953    $ 6,333,455       $ 5,095,849
Short-Term Bond         3,647,593     2,786,472      1,223,825           721,838
Intermediate-Term Bond  2,970,217     2,751,600      1,315,943         1,036,755
Long-Term Bond            695,424       579,873        391,840           320,493
================================================================================

E. The market value of securities on loan to broker/dealers at December 31, 2002, and collateral received with respect to such loans, were:

================================================================================
                                                (000)
                     -----------------------------------------------------------
                                                  COLLATERAL RECEIVED
                                       -----------------------------------------
                     MARKET VALUE                                   MARKET VALUE
                        OF LOANED                               OF U.S. TREASURY
INDEX FUND             SECURITIES           CASH                      SECURITIES
--------------------------------------------------------------------------------
Total Bond Market      $3,692,764       $878,533                      $2,905,916
Short-Term Bond           775,485        250,957                         543,430
Intermediate-Term Bond    414,085        183,068                         240,529
Long-Term Bond             48,840         39,099                          11,049
================================================================================

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F. Capital share transactions for each class of shares were:

==================================================================================================
                                                                 YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------
                                                              2002                      2001
                                                     --------------------        -----------------
                                                      AMOUNT       SHARES        AMOUNT     SHARES
INDEX FUND                                             (000)        (000)         (000)      (000)
--------------------------------------------------------------------------------------------------
TOTAL BOND MARKET
Investor Shares
  Issued                                        $ 5,937,280      583,205   $ 6,191,699    609,148
  Issued in Lieu of Cash Distributions              810,276       79,511       739,524     72,683
  Redeemed                                       (4,558,472)    (447,514)   (4,200,214)  (412,644)
                                                --------------------------------------------------
     Net Increase (Decrease)--Investor Shares     2,189,084      215,202     2,731,009    269,187
                                                --------------------------------------------------
Admiral Shares
  Issued                                          1,327,581      130,559       892,722     87,286
  Issued in Lieu of Cash Distributions               66,787        6,549         4,008        394
  Redeemed                                         (494,331)     (48,531)      (23,592)    (2,324)
                                                --------------------------------------------------
    Net Increase (Decrease)--Admiral Shares         900,037       88,577       873,138     85,356
                                                --------------------------------------------------
Institutional Shares
  Issued                                          2,791,047      274,296     2,962,267    290,842
  Issued in Lieu of Cash Distributions              341,935       33,561       299,978     29,479
  Redeemed                                       (3,541,448)    (347,301)   (1,128,012)  (110,932)
                                                --------------------------------------------------
    Net Increase (Decrease)--Institutional Shares  (408,466)     (39,444)    2,134,233    209,389
==================================================================================================

==================================================================================================
                                                                 YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------
                                                              2002                      2001
                                                     --------------------        -----------------
                                                      AMOUNT       SHARES        AMOUNT     SHARES
INDEX FUND                                             (000)        (000)         (000)      (000)
--------------------------------------------------------------------------------------------------
SHORT-TERM BOND
Investor Shares
  Issued                                         $1,658,450      162,990    $1,083,305    105,932
  Issued in Lieu of Cash Distributions               78,271        7,697        86,585      8,482
  Redeemed                                         (897,535)     (88,217)     (806,181)   (78,704)
                                                --------------------------------------------------
    Net Increase (Decrease)--Investor Shares        839,186       82,470       363,709     35,710
                                                --------------------------------------------------
Admiral Shares
  Issued                                            609,230       59,923       281,280     27,291
  Issued in Lieu of Cash Distributions               22,036        2,166         2,793        274
  Redeemed                                         (142,677)     (14,017)       (7,405)      (722)
                                                --------------------------------------------------
    Net Increase (Decrease)--Admiral Shares         488,589       48,072       276,668     26,843
--------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND
Investor Shares
  Issued                                         $1,056,505      102,161    $1,090,263    105,468
  Issued in Lieu of Cash Distributions              108,429       10,466       101,799      9,884
  Redeemed                                         (950,922)     (91,852)     (777,361)   (75,294)
                                                --------------------------------------------------
    Net Increase (Decrease)--Investor Shares        214,012       20,775       414,701     40,058
                                                --------------------------------------------------
Admiral Shares
  Issued                                            472,233       45,667       354,209     34,144
  Issued in Lieu of Cash Distributions               23,449        2,263         1,947        189
  Redeemed                                         (207,921)     (20,129)       (5,489)      (533)
                                                --------------------------------------------------
    Net Increase (Decrease)--Admiral Shares         287,761       27,801       350,667     33,800
--------------------------------------------------------------------------------------------------
Long-Term Bond
  Issued                                          $ 387,743       35,133     $ 266,395     24,499
  Issued in Lieu of Cash Distributions               32,900        2,968        25,847      2,376
  Redeemed                                         (222,049)     (20,141)     (172,123)   (15,907)
                                                --------------------------------------------------
    Net Increase (Decrease)                         198,594       17,960       120,119     10,968
==================================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of Vanguard Bond Index Funds:

In our opinion, the statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Total Bond Market Index Fund, Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund (constituting Vanguard Bond Index Funds, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA

JANUARY 30, 2003

================================================================================
SPECIAL 2002 TAX INFORMATION
  (UNAUDITED) FOR VANGUARD BOND INDEX FUNDS

This information for the fiscal year ended December 31, 2002, is included pursuant to provisions of the Internal Revenue Code.

     The Total Bond Market Index, Short-Term Bond Index, and Intermediate-Term Bond Index Funds distributed $20,320,000, $2,101,000, and $2,120,000, respectively, as capital gain dividends (from net long-term capital gains) to shareholders during the fiscal year, all of which is designated as a 20% rate gain distribution.
================================================================================

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getting  better  all the  time.

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*    See what you own (at Vanguard and  elsewhere) and how you're doing by using
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                                                                              83

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

     Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the

====================================================================================================================================
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE      OVERSEEN BY TRUSTEE/OFFICER)    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*           Chairman of the Board,          Chairman of the Board, Chief Executive Officer, and
(1954)                     Chief Executive Officer,        Director/Trustee of The Vanguard Group, Inc., and of each of the
May 1987                   and Trustee                     investment companies served by The Vanguard Group.
                           (112)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS           Trustee                         The Partners of '63 (pro bono ventures in education); Senior Adviser
(1937)                     (112)                           to Greenwich Associates (international business strategy consulting);
January 2001                                               Successor Trustee of Yale University; Overseer of the Stern School of
                                                           Business at New York University; Trustee of the Whitehead Institute
                                                           for Biomedical Research.
------------------------------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA             Trustee                         Chairman and Chief Executive Officer (since October 1999), Vice
(1945)                     (112)                           Chairman (January-September 1999), and Vice President (prior to
December 2001                                              September 1999) of Rohm and Haas Co. (chemicals); Director of Technitrol,
                                                           Inc. (electronic components), and Agere Systems (communications components); Board Member of the American Chemistry Council;
                                                           Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Trustee                         Vice President, Chief Information Officer, and Member of the Executive
(1950)                     (112)                           Committee of Johnson & Johnson (pharmaceuticals/consumer products);
July 1998                                                  Director of the Medical Center at Princeton and Women's Research
                                                           and Education Institute.
------------------------------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL          Trustee                         Chemical Bank Chairman's Professor of Economics, Princeton University;
(1932)                     (110)                           Director of Vanguard Investment Series plc (Irish investment fund) (since
May 1977                                                   November 2001), Vanguard Group (Ireland) Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of
                                                           America, BKF Capital (investment management), The Jeffrey Co.
                                                           (holding company), and NeuVis, Inc. (software company).
------------------------------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Trustee                         Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                     (112)                           Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                                               Goodrich Corporation (industrial products/aircraft systems and services);
                                                           Director of Standard Products Company (a supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON         Trustee                         Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                     (112)                           (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                                                 Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------------------------------

84
activities of the funds. Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

     Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

====================================================================================================================================
NAME                       POSITION(S) HELD WITH FUND
(YEAR OF BIRTH)            (NUMBER OF VANGUARD FUNDS
TRUSTEE/OFFICER SINCE      OVERSEEN BY TRUSTEE/OFFICER)    PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON          Secretary                       Managing Director and General Counsel of The Vanguard Group, Inc.
(1951)                     (112)                           (since September 1997); Secretary of The Vanguard Group and of
June 2001                                                  each of the investment companies served by The Vanguard Group;
                                                           Principal of The Vanguard Group (prior to September 1997).

------------------------------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer                       Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                     (112)                           investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.


VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
--------------------------------------------------------------------------------

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

THE VANGUARD GROUP(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other
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All  comparative  mutual fund data are from Lipper  Inc. or  Morningstar,  Inc., unless otherwise noted.

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                                                (C)2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q840 022003